UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-04015

Eaton Vance Mutual Funds Trust

(Exact Name of Registrant as Specified in Charter)

One Post Office Square, Boston, Massachusetts 02109

(Address of Principal Executive Offices)

Deidre E. Walsh

One Post Office Square, Boston, Massachusetts 02109

(Name and Address of Agent for Services)

(617) 482-8260

(Registrant’s Telephone Number)

December 31

Date of Fiscal Year End

December 31, 2025

Date of Reporting Period

Item 1. Reports to Stockholders

(a)

Parametric Commodity Strategy Fund

Class A EAPCX

Annual Shareholder Report December 31, 2025

This annual shareholder report contains important information about the Parametric Commodity Strategy Fund for the period of January 1, 2025 to December 31, 2025. You can find additional information about the Fund at www.eatonvance.com/parametric-fund-documents.php. You can also request this information by contacting us at 1-800-260-0761.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$101	0.91%

How did the Fund perform last year and what affected its performance?

Key contributors to (↑) and detractors from (↓) performance, relative to the Bloomberg Commodity Index Total Return (the Index):

↑ The Fund’s exposure to non-Index positions helped Index-relative returns as both platinum and palladium posted positive returns for the year

↑ An underweight exposure to crude oil helped returns as crude prices declined amid multiple geopolitical events affecting supply-demand balance in energy markets

↑ An overweight to silver helped returns as silver prices surged on a shift in monetary policy leading to a softer dollar expectation and was exacerbated by technical pressures in the physical market

↓ An underweight to gold detracted from returns as expectations of the Fed’s rate cut boosted gold prices by making non-yielding assets like gold appear more attractive

↓ An out-of-index exposure to cocoa hurt returns as prices tumbled amid signs of supply turnaround due to better-than-expected harvests in South America and West Africa

↓ The Fund’s overweight to gasoline hampered returns as weakness in crude oil weighed on the prices of refined crude products such as gasoline

Fund Performance

Comparison of the change in value of a $10,000 investment for the period indicated.

	Class A with Maximum Sales Charge	Bloomberg U.S. Universal Index	Bloomberg Commodity Index Total Return
12/15	$10,000	$10,000	$10,000
1/16	$9,462	$10,110	$9,832
2/16	$9,559	$10,182	$9,672
3/16	$9,946	$10,307	$10,042
4/16	$10,662	$10,377	$10,896
5/16	$10,430	$10,385	$10,876
6/16	$10,913	$10,568	$11,325
7/16	$10,681	$10,655	$10,746
8/16	$10,526	$10,667	$10,557
9/16	$10,817	$10,669	$10,887
10/16	$10,778	$10,598	$10,834
11/16	$11,010	$10,360	$10,979
12/16	$11,008	$10,391	$11,177
1/17	$11,338	$10,428	$11,192
2/17	$11,359	$10,508	$11,215
3/17	$11,112	$10,505	$10,917
4/17	$10,885	$10,592	$10,752
5/17	$10,802	$10,674	$10,610
6/17	$10,761	$10,664	$10,589
7/17	$11,112	$10,718	$10,829
8/17	$11,338	$10,810	$10,872
9/17	$11,276	$10,772	$10,856
10/17	$11,524	$10,785	$11,089
11/17	$11,441	$10,769	$11,038
12/17	$11,746	$10,816	$11,367
1/18	$11,920	$10,712	$11,593
2/18	$11,725	$10,610	$11,392
3/18	$11,595	$10,664	$11,322
4/18	$11,855	$10,593	$11,614
5/18	$12,071	$10,651	$11,779
6/18	$11,616	$10,635	$11,367
7/18	$11,269	$10,657	$11,124
8/18	$11,053	$10,710	$10,927
9/18	$11,226	$10,664	$11,137
10/18	$11,009	$10,575	$10,897
11/18	$10,923	$10,622	$10,835
12/18	$10,619	$10,789	$10,089
1/19	$11,163	$10,937	$10,638
2/19	$11,337	$10,949	$10,746
3/19	$11,272	$11,147	$10,727
4/19	$11,185	$11,163	$10,682
5/19	$10,837	$11,334	$10,322
6/19	$11,120	$11,494	$10,599
7/19	$11,098	$11,528	$10,528
8/19	$10,880	$11,789	$10,284
9/19	$11,054	$11,738	$10,405
10/19	$11,337	$11,776	$10,615
11/19	$11,076	$11,773	$10,343
12/19	$11,594	$11,791	$10,865
1/20	$10,890	$12,003	$10,065
2/20	$10,428	$12,182	$9,558
3/20	$9,108	$11,944	$8,334
4/20	$9,174	$12,184	$8,206
5/20	$9,812	$12,297	$8,562
6/20	$10,164	$12,400	$8,757
7/20	$10,846	$12,618	$9,257
8/20	$11,528	$12,545	$9,883
9/20	$11,198	$12,522	$9,552
10/20	$11,110	$12,478	$9,686
11/20	$11,902	$12,640	$10,027
12/20	$12,491	$12,684	$10,525
1/21	$12,809	$12,604	$10,802
2/21	$13,670	$12,442	$11,501
3/21	$13,421	$12,297	$11,254
4/21	$14,486	$12,400	$12,187
5/21	$14,985	$12,448	$12,519
6/21	$15,121	$12,538	$12,751
7/21	$15,484	$12,664	$12,985
8/21	$15,484	$12,656	$12,947
9/21	$15,778	$12,548	$13,591
10/21	$16,322	$12,538	$13,942
11/21	$15,438	$12,553	$12,923
12/21	$16,189	$12,544	$13,379
1/22	$17,249	$12,269	$14,553
2/22	$18,310	$12,102	$15,460
3/22	$19,861	$11,777	$16,797
4/22	$20,378	$11,338	$17,492
5/22	$20,456	$11,400	$17,759
6/22	$18,491	$11,173	$15,845
7/22	$18,930	$11,453	$16,521
8/22	$18,646	$11,156	$16,535
9/22	$17,663	$10,675	$15,195
10/22	$17,896	$10,558	$15,497
11/22	$18,930	$10,952	$15,922
12/22	$18,950	$10,914	$15,532
1/23	$19,396	$11,253	$15,456
2/23	$18,385	$10,977	$14,729
3/23	$18,563	$11,234	$14,699
4/23	$18,415	$11,303	$14,589
5/23	$17,433	$11,185	$13,766
6/23	$17,939	$11,168	$14,322
7/23	$19,188	$11,179	$15,219
8/23	$18,980	$11,112	$15,102
9/23	$18,682	$10,847	$14,997
10/23	$18,593	$10,684	$15,037
11/23	$18,325	$11,165	$14,698
12/23	$18,029	$11,588	$14,303
1/24	$18,275	$11,560	$14,360
2/24	$18,183	$11,422	$14,149
3/24	$19,044	$11,534	$14,617
4/24	$19,782	$11,264	$15,010
5/24	$20,059	$11,451	$15,273
6/24	$19,721	$11,556	$15,038
7/24	$19,075	$11,818	$14,432
8/24	$19,136	$11,992	$14,439
9/24	$19,967	$12,157	$15,140
10/24	$19,659	$11,881	$14,860
11/24	$19,844	$12,006	$14,920
12/24	$19,775	$11,824	$15,072
1/25	$20,619	$11,896	$15,668
2/25	$20,489	$12,142	$15,790
3/25	$21,236	$12,139	$16,411
4/25	$20,392	$12,182	$15,622
5/25	$20,457	$12,120	$15,532
6/25	$21,236	$12,309	$15,906
7/25	$21,269	$12,291	$15,833
8/25	$21,918	$12,439	$16,139
9/25	$22,405	$12,571	$16,486
10/25	$23,022	$12,654	$16,963
11/25	$23,607	$12,730	$17,506
12/25	$24,134	$12,721	$17,450

Average Annual Total Returns (%)

Fund	1 Year	5 Years	10 Years
Class A	22.09%	14.08%	9.57%
Class A with 3.25% Maximum Sales Charge	18.21%	13.31%	9.20%
Bloomberg U.S. Universal Index	7.58%	0.06%	2.43%
Bloomberg Commodity Index Total Return	15.77%	10.63%	5.72%

Performance does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Performance assumes that all dividends and distributions, if any, were reinvested. For more recent performance information, visit www.eatonvance.com/performance.php.

THE FUND'S PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

Key Fund Statistics

Total Net Assets	$2,370,736,448
# of Portfolio Holdings (including derivatives)	97
Portfolio Turnover Rate	17%
Total Advisory Fees Paid	$9,980,889

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

Asset Allocation (% of total investments)

Value	Value
Exchange-Traded Funds	4.9%
Short-Term Investments - other	15.6%
Short-Term Investments - U.S. Treasury Obligations	79.5%

Commodity Exposure (% of net assets)

Agriculture	25.8%
Energy	25.2%
Industrial Metals	24.8%
Precious Metals	17.9%
Livestock	6.3%

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements and holdings, please scan the QR code or visit www.eatonvance.com/parametric-fund-documents.php. For proxy information, please visit www.eatonvance.com/proxyvoting.

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address. Your participation will continue indefinitely unless you instruct otherwise by calling 1-800-260-0761 or by contacting your financial intermediary. Your instruction will typically be effective within 30 days of receipt.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Annual Shareholder Report December 31, 2025

EAPCX-TSR-AR

Parametric Commodity Strategy Fund

Class I EIPCX

Annual Shareholder Report December 31, 2025

This annual shareholder report contains important information about the Parametric Commodity Strategy Fund for the period of January 1, 2025 to December 31, 2025. You can find additional information about the Fund at www.eatonvance.com/parametric-fund-documents.php. You can also request this information by contacting us at 1-800-260-0761.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$73	0.66%

How did the Fund perform last year and what affected its performance?

Key contributors to (↑) and detractors from (↓) performance, relative to the Bloomberg Commodity Index Total Return (the Index):

↑ The Fund’s exposure to non-Index positions helped Index-relative returns as both platinum and palladium posted positive returns for the year

↑ An underweight exposure to crude oil helped returns as crude prices declined amid multiple geopolitical events affecting supply-demand balance in energy markets

↑ An overweight to silver helped returns as silver prices surged on a shift in monetary policy leading to a softer dollar expectation and was exacerbated by technical pressures in the physical market

↓ An underweight to gold detracted from returns as expectations of the Fed’s rate cut boosted gold prices by making non-yielding assets like gold appear more attractive

↓ An out-of-index exposure to cocoa hurt returns as prices tumbled amid signs of supply turnaround due to better-than-expected harvests in South America and West Africa

↓ The Fund’s overweight to gasoline hampered returns as weakness in crude oil weighed on the prices of refined crude products such as gasoline

Fund Performance

Comparison of the change in value of a $1,000,000 investment for the period indicated.

	Class I	Bloomberg U.S. Universal Index	Bloomberg Commodity Index Total Return
12/15	$1,000,000	$1,000,000	$1,000,000
1/16	$978,175	$1,011,039	$983,193
2/16	$988,095	$1,018,221	$967,201
3/16	$1,029,762	$1,030,700	$1,004,165
4/16	$1,103,175	$1,037,722	$1,089,640
5/16	$1,079,365	$1,038,533	$1,087,582
6/16	$1,128,968	$1,056,816	$1,132,508
7/16	$1,105,159	$1,065,524	$1,074,620
8/16	$1,089,286	$1,066,674	$1,055,684
9/16	$1,121,032	$1,066,927	$1,088,748
10/16	$1,117,063	$1,059,849	$1,083,429
11/16	$1,140,873	$1,036,026	$1,097,877
12/16	$1,140,408	$1,039,104	$1,117,667
1/17	$1,174,260	$1,042,770	$1,119,181
2/17	$1,178,492	$1,050,816	$1,121,517
3/17	$1,153,102	$1,050,464	$1,091,668
4/17	$1,129,829	$1,059,180	$1,075,232
5/17	$1,119,250	$1,067,352	$1,060,950
6/17	$1,115,018	$1,066,447	$1,058,911
7/17	$1,153,102	$1,071,759	$1,082,854
8/17	$1,176,376	$1,081,005	$1,087,219
9/17	$1,170,029	$1,077,201	$1,085,598
10/17	$1,197,534	$1,078,494	$1,108,877
11/17	$1,189,071	$1,076,862	$1,103,762
12/17	$1,220,916	$1,081,610	$1,136,714
1/18	$1,238,739	$1,071,201	$1,159,288
2/18	$1,218,688	$1,061,044	$1,139,239
3/18	$1,205,320	$1,066,396	$1,132,159
4/18	$1,232,055	$1,059,280	$1,161,419
5/18	$1,254,335	$1,065,057	$1,177,872
6/18	$1,207,548	$1,063,512	$1,136,693
7/18	$1,171,901	$1,065,738	$1,112,433
8/18	$1,151,849	$1,070,989	$1,092,738
9/18	$1,167,445	$1,066,399	$1,113,692
10/18	$1,147,393	$1,057,479	$1,089,650
11/18	$1,136,254	$1,062,235	$1,083,514
12/18	$1,105,631	$1,078,854	$1,008,886
1/19	$1,164,059	$1,093,729	$1,063,834
2/19	$1,182,037	$1,094,921	$1,074,605
3/19	$1,175,295	$1,114,693	$1,072,686
4/19	$1,164,059	$1,116,253	$1,068,164
5/19	$1,130,351	$1,133,352	$1,032,225
6/19	$1,159,565	$1,149,383	$1,059,946
7/19	$1,157,317	$1,152,804	$1,052,817
8/19	$1,134,845	$1,178,889	$1,028,396
9/19	$1,152,823	$1,173,782	$1,040,476
10/19	$1,182,037	$1,177,574	$1,061,514
11/19	$1,155,070	$1,177,339	$1,034,334
12/19	$1,211,564	$1,179,093	$1,086,478
1/20	$1,136,269	$1,200,255	$1,006,548
2/20	$1,088,354	$1,218,227	$955,816
3/20	$949,172	$1,194,431	$833,384
4/20	$958,299	$1,218,357	$820,563
5/20	$1,024,467	$1,229,736	$856,179
6/20	$1,060,974	$1,239,997	$875,719
7/20	$1,133,987	$1,261,779	$925,701
8/20	$1,204,719	$1,254,503	$988,308
9/20	$1,170,494	$1,252,242	$955,186
10/20	$1,161,367	$1,247,766	$968,641
11/20	$1,243,507	$1,264,049	$1,002,665
12/20	$1,305,974	$1,268,414	$1,052,538
1/21	$1,338,918	$1,260,441	$1,080,174
2/21	$1,430,689	$1,244,178	$1,150,067
3/21	$1,404,805	$1,229,699	$1,125,376
4/21	$1,517,754	$1,240,039	$1,218,677
5/21	$1,569,522	$1,244,769	$1,251,927
6/21	$1,583,641	$1,253,843	$1,275,104
7/21	$1,621,291	$1,266,434	$1,298,548
8/21	$1,621,291	$1,265,588	$1,294,707
9/21	$1,654,234	$1,254,781	$1,359,122
10/21	$1,708,356	$1,253,755	$1,394,242
11/21	$1,616,584	$1,255,270	$1,292,316
12/21	$1,695,215	$1,254,423	$1,337,873
1/22	$1,808,050	$1,226,921	$1,455,321
2/22	$1,920,885	$1,210,193	$1,545,984
3/22	$2,084,765	$1,177,725	$1,679,665
4/22	$2,138,496	$1,133,799	$1,749,215
5/22	$2,146,556	$1,140,037	$1,775,890
6/22	$1,939,691	$1,117,257	$1,584,545
7/22	$1,988,049	$1,145,347	$1,652,087
8/22	$1,958,497	$1,115,572	$1,653,542
9/22	$1,853,721	$1,067,509	$1,519,465
10/22	$1,880,587	$1,055,796	$1,549,720
11/22	$1,988,049	$1,095,163	$1,592,154
12/22	$1,992,941	$1,091,443	$1,553,179
1/23	$2,036,266	$1,125,300	$1,545,569
2/23	$1,931,048	$1,097,650	$1,472,943
3/23	$1,949,616	$1,123,400	$1,469,909
4/23	$1,934,143	$1,130,262	$1,458,864
5/23	$1,832,020	$1,118,544	$1,376,637
6/23	$1,887,723	$1,116,806	$1,432,244
7/23	$2,020,792	$1,117,916	$1,521,851
8/23	$1,996,035	$1,111,184	$1,510,190
9/23	$1,968,184	$1,084,688	$1,499,705
10/23	$1,955,805	$1,068,376	$1,503,688
11/23	$1,931,048	$1,116,458	$1,469,815
12/23	$1,899,472	$1,158,821	$1,430,282
1/24	$1,925,140	$1,156,048	$1,435,973
2/24	$1,915,515	$1,142,187	$1,414,850
3/24	$2,008,563	$1,153,402	$1,461,656
4/24	$2,085,569	$1,126,449	$1,500,989
5/24	$2,117,654	$1,145,121	$1,527,340
6/24	$2,082,360	$1,155,589	$1,503,849
7/24	$2,011,772	$1,181,818	$1,443,152
8/24	$2,018,189	$1,199,216	$1,443,855
9/24	$2,108,029	$1,215,664	$1,514,049
10/24	$2,075,943	$1,188,053	$1,485,991
11/24	$2,095,194	$1,200,578	$1,492,034
12/24	$2,090,043	$1,182,446	$1,507,243
1/25	$2,178,259	$1,189,571	$1,566,837
2/25	$2,164,688	$1,214,166	$1,579,041
3/25	$2,246,118	$1,213,876	$1,641,082
4/25	$2,154,509	$1,218,164	$1,562,166
5/25	$2,161,295	$1,211,985	$1,553,160
6/25	$2,246,118	$1,230,868	$1,590,573
7/25	$2,249,511	$1,229,111	$1,583,349
8/25	$2,317,369	$1,243,874	$1,613,851
9/25	$2,368,263	$1,257,054	$1,648,557
10/25	$2,436,122	$1,265,355	$1,696,269
11/25	$2,497,195	$1,272,986	$1,750,590
12/25	$2,555,812	$1,272,105	$1,744,967

Average Annual Total Returns (%)

Fund	1 Year	5 Years	10 Years
Class I	22.29%	14.36%	9.83%
Bloomberg U.S. Universal Index	7.58%	0.06%	2.43%
Bloomberg Commodity Index Total Return	15.77%	10.63%	5.72%

Performance does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Performance assumes that all dividends and distributions, if any, were reinvested. For more recent performance information, visit www.eatonvance.com/performance.php.

THE FUND'S PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

Key Fund Statistics

Total Net Assets	$2,370,736,448
# of Portfolio Holdings (including derivatives)	97
Portfolio Turnover Rate	17%
Total Advisory Fees Paid	$9,980,889

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

Asset Allocation (% of total investments)

Value	Value
Exchange-Traded Funds	4.9%
Short-Term Investments - other	15.6%
Short-Term Investments - U.S. Treasury Obligations	79.5%

Commodity Exposure (% of net assets)

Agriculture	25.8%
Energy	25.2%
Industrial Metals	24.8%
Precious Metals	17.9%
Livestock	6.3%

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements and holdings, please scan the QR code or visit www.eatonvance.com/parametric-fund-documents.php. For proxy information, please visit www.eatonvance.com/proxyvoting.

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address. Your participation will continue indefinitely unless you instruct otherwise by calling 1-800-260-0761 or by contacting your financial intermediary. Your instruction will typically be effective within 30 days of receipt.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Annual Shareholder Report December 31, 2025

EIPCX-TSR-AR

Eaton Vance Stock Fund

Class A EAERX

Annual Shareholder Report December 31, 2025

This annual shareholder report contains important information about the Eaton Vance Stock Fund for the period of January 1, 2025 to December 31, 2025. You can find additional information about the Fund at www.eatonvance.com/open-end-mutual-fund-documents.php. You can also request this information by contacting us at 1-800-262-1122.

What were the Fund costs for the last year?Footnote Reference*

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$104	0.98%
Footnote	Description
Footnote*	Expenses in the table reflect the expenses of both the Fund and Stock Portfolio, the Portfolio in which it invests.

How did the Fund perform last year and what affected its performance?

Key contributors to (↑) and detractors from (↓) performance, relative to the S&P 500® Index (the Index):

↓ An out-of-index position in Shift4 Payments, Inc. hurt returns on missed earnings, Global Blue integration issues, valuation pressure, and payment-sector headwinds

↓ An out-of-index position in Blue Owl Capital, Inc., hurt returns on missed earnings, Business Development Company redemption concerns, and private credit jitters. The position was sold by year-end

↓ An overweight position in Gartner, Inc. hurt returns as government spending cuts and artificial intelligence (AI) alternatives challenged growth expectations. The position was sold by year-end

↓ Among sectors, stock selection in industrials, financials, communication services, and real estate detracted the most from relative Fund performance

↑ An out-of-index position in Mr. Cooper Group, Inc., helped returns as stock soared due to its acquisition by Rocket Companies, which the Fund owned at year-end

↑ An overweight position in Lam Research Corp. aided returns as the stock rose on surging semiconductor equipment demand tied to the AI boom

↑ An overweight position in Amphenol Corp. helped returns as earnings beats from surging AI data center demand and strategic acquisitions sent shares higher

↑ Among sectors, stock selection in consumer staples, health care, consumer discretionary, and an overweight to communication services helped returns the most

Fund Performance

Comparison of the change in value of a $10,000 investment for the period indicated.

	Class A with Maximum Sales Charge	S&P 500® Index
12/15	$10,000	$10,000
1/16	$9,056	$9,504
2/16	$8,950	$9,491
3/16	$9,538	$10,135
4/16	$9,500	$10,174
5/16	$9,663	$10,357
6/16	$9,695	$10,384
7/16	$9,996	$10,766
8/16	$9,952	$10,782
9/16	$9,908	$10,784
10/16	$9,714	$10,587
11/16	$9,927	$10,979
12/16	$10,119	$11,196
1/17	$10,241	$11,408
2/17	$10,607	$11,861
3/17	$10,601	$11,875
4/17	$10,697	$11,997
5/17	$10,903	$12,166
6/17	$11,032	$12,242
7/17	$11,221	$12,494
8/17	$11,227	$12,532
9/17	$11,404	$12,790
10/17	$11,666	$13,089
11/17	$11,934	$13,490
12/17	$12,133	$13,640
1/18	$12,702	$14,421
2/18	$12,265	$13,890
3/18	$12,008	$13,537
4/18	$12,126	$13,589
5/18	$12,404	$13,916
6/18	$12,438	$14,002
7/18	$12,917	$14,523
8/18	$13,249	$14,996
9/18	$13,290	$15,081
10/18	$12,425	$14,050
11/18	$12,642	$14,337
12/18	$11,418	$13,042
1/19	$12,373	$14,087
2/19	$12,807	$14,540
3/19	$13,156	$14,822
4/19	$13,730	$15,422
5/19	$13,164	$14,442
6/19	$13,971	$15,460
7/19	$14,281	$15,682
8/19	$14,211	$15,434
9/19	$14,265	$15,723
10/19	$14,490	$16,063
11/19	$14,963	$16,646
12/19	$15,416	$17,149
1/20	$15,480	$17,142
2/20	$14,198	$15,731
3/20	$12,415	$13,788
4/20	$14,117	$15,555
5/20	$14,803	$16,296
6/20	$15,117	$16,620
7/20	$16,101	$17,558
8/20	$17,210	$18,820
9/20	$16,494	$18,105
10/20	$16,083	$17,623
11/20	$17,539	$19,552
12/20	$18,224	$20,304
1/21	$17,887	$20,099
2/21	$18,480	$20,653
3/21	$18,966	$21,558
4/21	$20,202	$22,708
5/21	$20,177	$22,867
6/21	$20,671	$23,401
7/21	$21,075	$23,956
8/21	$21,586	$24,685
9/21	$20,416	$23,537
10/21	$21,726	$25,186
11/21	$21,446	$25,011
12/21	$22,376	$26,132
1/22	$20,827	$24,780
2/22	$20,614	$24,038
3/22	$21,328	$24,931
4/22	$19,575	$22,757
5/22	$19,435	$22,798
6/22	$18,155	$20,916
7/22	$19,630	$22,845
8/22	$18,897	$21,913
9/22	$17,413	$19,895
10/22	$18,628	$21,506
11/22	$19,667	$22,708
12/22	$18,621	$21,399
1/23	$19,450	$22,744
2/23	$18,791	$22,189
3/23	$19,684	$23,004
4/23	$19,960	$23,363
5/23	$19,950	$23,464
6/23	$21,161	$25,015
7/23	$21,810	$25,818
8/23	$21,735	$25,407
9/23	$20,598	$24,196
10/23	$20,247	$23,687
11/23	$22,160	$25,850
12/23	$23,093	$27,025
1/24	$23,905	$27,479
2/24	$25,490	$28,946
3/24	$26,127	$29,878
4/24	$24,991	$28,657
5/24	$26,576	$30,078
6/24	$27,874	$31,157
7/24	$27,949	$31,537
8/24	$28,973	$32,302
9/24	$29,447	$32,992
10/24	$29,322	$32,692
11/24	$30,733	$34,611
12/24	$30,146	$33,786
1/25	$30,991	$34,727
2/25	$30,446	$34,274
3/25	$28,527	$32,343
4/25	$28,513	$32,124
5/25	$30,446	$34,146
6/25	$32,065	$35,882
7/25	$32,723	$36,687
8/25	$32,924	$37,431
9/25	$33,497	$38,797
10/25	$34,012	$39,706
11/25	$34,428	$39,803
12/25	$34,138	$39,827

Average Annual Total Returns (%)

Fund	1 Year	5 Years	10 Years
Class A	13.24%	13.37%	13.66%
Class A with 5.25% Maximum Sales Charge	7.28%	12.15%	13.05%
S&P 500® Index	17.88%	14.42%	14.81%

Performance does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Performance assumes that all dividends and distributions, if any, were reinvested. For more recent performance information, visit www.eatonvance.com/performance.php.

THE FUND'S PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

Key Fund Statistics

Total Net Assets	$103,893,307
# of Portfolio Holdings (for Stock Portfolio)	51
Portfolio Turnover Rate (for Stock Portfolio)	42%
Total Advisory Fees Paid	$477,672

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

References to the Fund's investments are to the Fund's pro rata share of the investments of Stock Portfolio, an affiliated investment company in which the Fund invests substantially all of its assets.

Sector Allocation (% of total investments)

Information Technology 36.2%
Communication Services 14.9%
Financials 11.5%
Consumer Discretionary 10.2%
Health Care 9.7%
Industrials 8.8%
Consumer Staples 4.0%
Energy 2.4%
Real Estate 1.9%
Short-Term Investments 0.4%

Value	Value
Short-Term Investments	0.4%
Real Estate	1.9%
Energy	2.4%
Consumer Staples	4.0%
Industrials	8.8%
Health Care	9.7%
Consumer Discretionary	10.2%
Financials	11.5%
Communication Services	14.9%
Information Technology	36.2%

Top Ten Holdings (% of total investments)Footnote Referencea

NVIDIA Corp.	9.3%
Microsoft Corp.	7.8%
Apple, Inc.	6.9%
Alphabet, Inc., Class C	6.7%
Amazon.com, Inc.	5.1%
Broadcom, Inc.	4.1%
Meta Platforms, Inc., Class A	3.5%
Eli Lilly & Co.	2.8%
Visa, Inc., Class A	2.8%
Coca-Cola Co.	2.2%
Total	51.2%
Footnote	Description
Footnote[a]	Excluding cash equivalents

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements and holdings, please scan the QR code or visit www.eatonvance.com/open-end-mutual-fund-documents.php. For proxy information, please visit www.eatonvance.com/proxyvoting.

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address. Your participation will continue indefinitely unless you instruct otherwise by calling 1-800-262-1122 or by contacting your financial intermediary. Your instruction will typically be effective within 30 days of receipt.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Annual Shareholder Report December 31, 2025

EAERX-TSR-AR

Eaton Vance Stock Fund

Class C ECERX

Annual Shareholder Report December 31, 2025

This annual shareholder report contains important information about the Eaton Vance Stock Fund for the period of January 1, 2025 to December 31, 2025. You can find additional information about the Fund at www.eatonvance.com/open-end-mutual-fund-documents.php. You can also request this information by contacting us at 1-800-262-1122.

What were the Fund costs for the last year?Footnote Reference*

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$184	1.73%
Footnote	Description
Footnote*	Expenses in the table reflect the expenses of both the Fund and Stock Portfolio, the Portfolio in which it invests.

How did the Fund perform last year and what affected its performance?

Key contributors to (↑) and detractors from (↓) performance, relative to the S&P 500® Index (the Index):

↓ An out-of-index position in Shift4 Payments, Inc. hurt returns on missed earnings, Global Blue integration issues, valuation pressure, and payment-sector headwinds

↓ An out-of-index position in Blue Owl Capital, Inc., hurt returns on missed earnings, Business Development Company redemption concerns, and private credit jitters. The position was sold by year-end

↓ An overweight position in Gartner, Inc. hurt returns as government spending cuts and artificial intelligence (AI) alternatives challenged growth expectations. The position was sold by year-end

↓ Among sectors, stock selection in industrials, financials, communication services, and real estate detracted the most from relative Fund performance

↑ An out-of-index position in Mr. Cooper Group, Inc., helped returns as stock soared due to its acquisition by Rocket Companies, which the Fund owned at year-end

↑ An overweight position in Lam Research Corp. aided returns as the stock rose on surging semiconductor equipment demand tied to the AI boom

↑ An overweight position in Amphenol Corp. helped returns as earnings beats from surging AI data center demand and strategic acquisitions sent shares higher

↑ Among sectors, stock selection in consumer staples, health care, consumer discretionary, and an overweight to communication services helped returns the most

Fund Performance

Comparison of the change in value of a $10,000 investment for the period indicated.

	Class C	S&P 500® Index
12/15	$10,000	$10,000
1/16	$9,556	$9,504
2/16	$9,435	$9,491
3/16	$10,047	$10,135
4/16	$10,000	$10,174
5/16	$10,168	$10,357
6/16	$10,193	$10,384
7/16	$10,503	$10,766
8/16	$10,449	$10,782
9/16	$10,402	$10,784
10/16	$10,193	$10,587
11/16	$10,402	$10,979
12/16	$10,600	$11,196
1/17	$10,724	$11,408
2/17	$11,095	$11,861
3/17	$11,081	$11,875
4/17	$11,178	$11,997
5/17	$11,384	$12,166
6/17	$11,508	$12,242
7/17	$11,705	$12,494
8/17	$11,705	$12,532
9/17	$11,873	$12,790
10/17	$12,139	$13,089
11/17	$12,419	$13,490
12/17	$12,608	$13,640
1/18	$13,198	$14,421
2/18	$12,734	$13,890
3/18	$12,461	$13,537
4/18	$12,571	$13,589
5/18	$12,851	$13,916
6/18	$12,881	$14,002
7/18	$13,368	$14,523
8/18	$13,705	$14,996
9/18	$13,742	$15,081
10/18	$12,838	$14,050
11/18	$13,053	$14,337
12/18	$11,776	$13,042
1/19	$12,759	$14,087
2/19	$13,201	$14,540
3/19	$13,553	$14,822
4/19	$14,135	$15,422
5/19	$13,545	$14,442
6/19	$14,356	$15,460
7/19	$14,667	$15,682
8/19	$14,594	$15,434
9/19	$14,634	$15,723
10/19	$14,856	$16,063
11/19	$15,331	$16,646
12/19	$15,785	$17,149
1/20	$15,845	$17,142
2/20	$14,522	$15,731
3/20	$12,689	$13,788
4/20	$14,420	$15,555
5/20	$15,115	$16,296
6/20	$15,421	$16,620
7/20	$16,422	$17,558
8/20	$17,536	$18,820
9/20	$16,800	$18,105
10/20	$16,367	$17,623
11/20	$17,839	$19,552
12/20	$18,526	$20,304
1/21	$18,171	$20,099
2/21	$18,760	$20,653
3/21	$19,236	$21,558
4/21	$20,482	$22,708
5/21	$20,448	$22,867
6/21	$20,933	$23,401
7/21	$21,331	$23,956
8/21	$21,833	$24,685
9/21	$20,638	$23,537
10/21	$21,946	$25,186
11/21	$21,651	$25,011
12/21	$22,579	$26,132
1/22	$20,994	$24,780
2/22	$20,771	$24,038
3/22	$21,471	$24,931
4/22	$19,702	$22,757
5/22	$19,546	$22,798
6/22	$18,244	$20,916
7/22	$19,711	$22,845
8/22	$18,963	$21,913
9/22	$17,466	$19,895
10/22	$18,681	$21,506
11/22	$19,711	$22,708
12/22	$18,637	$21,399
1/23	$19,458	$22,744
2/23	$18,792	$22,189
3/23	$19,669	$23,004
4/23	$19,935	$23,363
5/23	$19,913	$23,464
6/23	$21,101	$25,015
7/23	$21,744	$25,818
8/23	$21,656	$25,407
9/23	$20,512	$24,196
10/23	$20,146	$23,687
11/23	$22,033	$25,850
12/23	$22,946	$27,025
1/24	$23,747	$27,479
2/24	$25,295	$28,946
3/24	$25,911	$29,878
4/24	$24,770	$28,657
5/24	$26,331	$30,078
6/24	$27,591	$31,157
7/24	$27,656	$31,537
8/24	$28,640	$32,302
9/24	$29,099	$32,992
10/24	$28,955	$32,692
11/24	$30,333	$34,611
12/24	$29,740	$33,786
1/25	$30,546	$34,727
2/25	$29,999	$34,274
3/25	$28,084	$32,343
4/25	$28,054	$32,124
5/25	$29,938	$34,146
6/25	$31,518	$35,882
7/25	$32,141	$36,687
8/25	$32,324	$37,431
9/25	$32,856	$38,797
10/25	$33,342	$39,706
11/25	$33,722	$39,803
12/25	$33,413	$39,827

Average Annual Total Returns (%)

Fund	1 Year	5 Years	10 Years
Class C, with conversion to Class A after 8 years	12.35%	12.51%	12.81%
Class C, with 1% Maximum Contingent Deferred Sales Charge and conversion to Class A after 8 years	11.35%	12.51%	12.81%
S&P 500® Index	17.88%	14.42%	14.81%

Performance does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Performance assumes that all dividends and distributions, if any, were reinvested. For more recent performance information, visit www.eatonvance.com/performance.php.

THE FUND'S PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

Key Fund Statistics

Total Net Assets	$103,893,307
# of Portfolio Holdings (for Stock Portfolio)	51
Portfolio Turnover Rate (for Stock Portfolio)	42%
Total Advisory Fees Paid	$477,672

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

References to the Fund's investments are to the Fund's pro rata share of the investments of Stock Portfolio, an affiliated investment company in which the Fund invests substantially all of its assets.

Sector Allocation (% of total investments)

Value	Value
Short-Term Investments	0.4%
Real Estate	1.9%
Energy	2.4%
Consumer Staples	4.0%
Industrials	8.8%
Health Care	9.7%
Consumer Discretionary	10.2%
Financials	11.5%
Communication Services	14.9%
Information Technology	36.2%

Top Ten Holdings (% of total investments)Footnote Referencea

NVIDIA Corp.	9.3%
Microsoft Corp.	7.8%
Apple, Inc.	6.9%
Alphabet, Inc., Class C	6.7%
Amazon.com, Inc.	5.1%
Broadcom, Inc.	4.1%
Meta Platforms, Inc., Class A	3.5%
Eli Lilly & Co.	2.8%
Visa, Inc., Class A	2.8%
Coca-Cola Co.	2.2%
Total	51.2%
Footnote	Description
Footnote[a]	Excluding cash equivalents

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements and holdings, please scan the QR code or visit www.eatonvance.com/open-end-mutual-fund-documents.php. For proxy information, please visit www.eatonvance.com/proxyvoting.

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address. Your participation will continue indefinitely unless you instruct otherwise by calling 1-800-262-1122 or by contacting your financial intermediary. Your instruction will typically be effective within 30 days of receipt.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Annual Shareholder Report December 31, 2025

ECERX-TSR-AR

Eaton Vance Stock Fund

Class I EIERX

Annual Shareholder Report December 31, 2025

This annual shareholder report contains important information about the Eaton Vance Stock Fund for the period of January 1, 2025 to December 31, 2025. You can find additional information about the Fund at www.eatonvance.com/open-end-mutual-fund-documents.php. You can also request this information by contacting us at 1-800-262-1122.

What were the Fund costs for the last year?Footnote Reference*

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$78	0.73%
Footnote	Description
Footnote*	Expenses in the table reflect the expenses of both the Fund and Stock Portfolio, the Portfolio in which it invests.

How did the Fund perform last year and what affected its performance?

Key contributors to (↑) and detractors from (↓) performance, relative to the S&P 500® Index (the Index):

↓ An out-of-index position in Shift4 Payments, Inc. hurt returns on missed earnings, Global Blue integration issues, valuation pressure, and payment-sector headwinds

↓ An out-of-index position in Blue Owl Capital, Inc., hurt returns on missed earnings, Business Development Company redemption concerns, and private credit jitters. The position was sold by year-end

↓ An overweight position in Gartner, Inc. hurt returns as government spending cuts and artificial intelligence (AI) alternatives challenged growth expectations. The position was sold by year-end

↓ Among sectors, stock selection in industrials, financials, communication services, and real estate detracted the most from relative Fund performance

↑ An out-of-index position in Mr. Cooper Group, Inc., helped returns as stock soared due to its acquisition by Rocket Companies, which the Fund owned at year-end

↑ An overweight position in Lam Research Corp. aided returns as the stock rose on surging semiconductor equipment demand tied to the AI boom

↑ An overweight position in Amphenol Corp. helped returns as earnings beats from surging AI data center demand and strategic acquisitions sent shares higher

↑ Among sectors, stock selection in consumer staples, health care, consumer discretionary, and an overweight to communication services helped returns the most

Fund Performance

Comparison of the change in value of a $1,000,000 investment for the period indicated.

	Class I	S&P 500® Index
12/15	$1,000,000	$1,000,000
1/16	$955,834	$950,376
2/16	$944,628	$949,094
3/16	$1,007,251	$1,013,478
4/16	$1,003,296	$1,017,407
5/16	$1,020,435	$1,035,678
6/16	$1,024,634	$1,038,362
7/16	$1,056,427	$1,076,645
8/16	$1,051,790	$1,078,156
9/16	$1,047,816	$1,078,360
10/16	$1,027,284	$1,058,690
11/16	$1,049,803	$1,097,898
12/16	$1,070,521	$1,119,599
1/17	$1,084,115	$1,140,834
2/17	$1,122,178	$1,186,132
3/17	$1,122,178	$1,187,516
4/17	$1,132,373	$1,199,711
5/17	$1,154,123	$1,216,594
6/17	$1,168,397	$1,224,188
7/17	$1,189,236	$1,249,360
8/17	$1,189,928	$1,253,185
9/17	$1,207,926	$1,279,036
10/17	$1,236,307	$1,308,883
11/17	$1,265,381	$1,349,026
12/17	$1,286,154	$1,364,025
1/18	$1,347,925	$1,442,121
2/18	$1,300,861	$1,388,969
3/18	$1,274,388	$1,353,670
4/18	$1,286,889	$1,358,865
5/18	$1,316,304	$1,391,589
6/18	$1,320,716	$1,400,154
7/18	$1,371,456	$1,452,259
8/18	$1,406,599	$1,499,581
9/18	$1,411,776	$1,508,116
10/18	$1,320,073	$1,405,036
11/18	$1,343,738	$1,433,669
12/18	$1,213,794	$1,304,222
1/19	$1,315,219	$1,408,736
2/19	$1,362,220	$1,453,969
3/19	$1,399,327	$1,482,222
4/19	$1,461,171	$1,542,236
5/19	$1,400,976	$1,444,230
6/19	$1,486,733	$1,546,014
7/19	$1,520,541	$1,568,233
8/19	$1,513,944	$1,543,392
9/19	$1,519,716	$1,572,270
10/19	$1,543,630	$1,606,325
11/19	$1,593,929	$1,664,632
12/19	$1,642,453	$1,714,874
1/20	$1,650,188	$1,714,202
2/20	$1,513,532	$1,573,090
3/20	$1,323,588	$1,378,793
4/20	$1,505,796	$1,555,546
5/20	$1,579,711	$1,629,634
6/20	$1,613,231	$1,662,043
7/20	$1,718,946	$1,755,757
8/20	$1,837,031	$1,881,962
9/20	$1,761,657	$1,810,454
10/20	$1,717,834	$1,762,307
11/20	$1,872,965	$1,955,216
12/20	$1,946,728	$2,030,390
1/21	$1,911,541	$2,009,892
2/21	$1,974,878	$2,065,314
3/21	$2,027,659	$2,155,766
4/21	$2,160,490	$2,270,817
5/21	$2,157,851	$2,286,677
6/21	$2,211,511	$2,340,059
7/21	$2,254,616	$2,395,647
8/21	$2,310,035	$2,468,488
9/21	$2,185,121	$2,353,679
10/21	$2,325,870	$2,518,582
11/21	$2,295,961	$2,501,131
12/21	$2,396,771	$2,613,222
1/22	$2,230,963	$2,477,996
2/22	$2,209,120	$2,403,801
3/22	$2,285,570	$2,493,053
4/22	$2,098,912	$2,275,654
5/22	$2,084,019	$2,279,829
6/22	$1,947,004	$2,091,643
7/22	$2,105,862	$2,284,502
8/22	$2,027,426	$2,191,336
9/22	$1,868,568	$1,989,517
10/22	$1,999,626	$2,150,591
11/22	$2,111,819	$2,270,775
12/22	$1,998,377	$2,139,945
1/23	$2,088,486	$2,274,406
2/23	$2,018,908	$2,218,913
3/23	$2,114,721	$2,300,379
4/23	$2,145,517	$2,336,284
5/23	$2,144,377	$2,346,439
6/23	$2,274,408	$2,501,481
7/23	$2,346,268	$2,581,841
8/23	$2,338,283	$2,540,734
9/23	$2,216,236	$2,419,597
10/23	$2,178,596	$2,368,721
11/23	$2,383,908	$2,585,046
12/23	$2,486,081	$2,702,486
1/24	$2,574,678	$2,747,899
2/24	$2,745,160	$2,894,625
3/24	$2,813,621	$2,987,758
4/24	$2,691,465	$2,865,725
5/24	$2,863,289	$3,007,821
6/24	$3,002,896	$3,115,748
7/24	$3,013,635	$3,153,674
8/24	$3,123,710	$3,230,171
9/24	$3,174,720	$3,299,158
10/24	$3,162,639	$3,269,240
11/24	$3,315,670	$3,461,148
12/24	$3,254,073	$3,378,640
1/25	$3,344,892	$3,472,727
2/25	$3,287,938	$3,427,414
3/25	$3,080,132	$3,234,299
4/25	$3,080,132	$3,212,367
5/25	$3,287,938	$3,414,569
6/25	$3,464,957	$3,588,209
7/25	$3,535,764	$3,668,739
8/25	$3,558,854	$3,743,110
9/25	$3,621,965	$3,879,734
10/25	$3,677,380	$3,970,572
11/25	$3,723,558	$3,980,304
12/25	$3,693,352	$3,982,741

Average Annual Total Returns (%)

Fund	1 Year	5 Years	10 Years
Class I	13.50%	13.66%	13.95%
S&P 500® Index	17.88%	14.42%	14.81%

Performance does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Performance assumes that all dividends and distributions, if any, were reinvested. For more recent performance information, visit www.eatonvance.com/performance.php.

THE FUND'S PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

Key Fund Statistics

Total Net Assets	$103,893,307
# of Portfolio Holdings (for Stock Portfolio)	51
Portfolio Turnover Rate (for Stock Portfolio)	42%
Total Advisory Fees Paid	$477,672

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

References to the Fund's investments are to the Fund's pro rata share of the investments of Stock Portfolio, an affiliated investment company in which the Fund invests substantially all of its assets.

Sector Allocation (% of total investments)

Value	Value
Short-Term Investments	0.4%
Real Estate	1.9%
Energy	2.4%
Consumer Staples	4.0%
Industrials	8.8%
Health Care	9.7%
Consumer Discretionary	10.2%
Financials	11.5%
Communication Services	14.9%
Information Technology	36.2%

Top Ten Holdings (% of total investments)Footnote Referencea

NVIDIA Corp.	9.3%
Microsoft Corp.	7.8%
Apple, Inc.	6.9%
Alphabet, Inc., Class C	6.7%
Amazon.com, Inc.	5.1%
Broadcom, Inc.	4.1%
Meta Platforms, Inc., Class A	3.5%
Eli Lilly & Co.	2.8%
Visa, Inc., Class A	2.8%
Coca-Cola Co.	2.2%
Total	51.2%
Footnote	Description
Footnote[a]	Excluding cash equivalents

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements and holdings, please scan the QR code or visit www.eatonvance.com/open-end-mutual-fund-documents.php. For proxy information, please visit www.eatonvance.com/proxyvoting.

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address. Your participation will continue indefinitely unless you instruct otherwise by calling 1-800-262-1122 or by contacting your financial intermediary. Your instruction will typically be effective within 30 days of receipt.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Annual Shareholder Report December 31, 2025

EIERX-TSR-AR

Eaton Vance Tax-Managed Growth Fund 1.1

Class A ETTGX

Annual Shareholder Report December 31, 2025

This annual shareholder report contains important information about the Eaton Vance Tax-Managed Growth Fund 1.1 for the period of January 1, 2025 to December 31, 2025. You can find additional information about the Fund at www.eatonvance.com/open-end-mutual-fund-documents.php. You can also request this information by contacting us at 1-800-262-1122.

What were the Fund costs for the last year?Footnote Reference*

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$78	0.72%
Footnote	Description
Footnote*	Expenses in the table reflect the expenses of both the Fund and the Tax-Managed Growth Portfolio, the Portfolio in which it invests.

How did the Fund perform last year and what affected its performance?

Key contributors to (↑) and detractors from (↓) performance, relative to the S&P 500® Index (the Index):

↓ An underweight position in Broadcom detracted as the stock outperformed, driven by strong demand related to new artificial intelligence (AI) applications

↓ Not holding Micron detracted, as shares rose sharply on a strengthening memory cycle and AI-driven data center demand that supported revenue and profitability

↓ Not holding Palantir Technologies detracted, as shares rose sharply on accelerating revenues and profitability driven by AI product offerings

↓ Among sectors, an underweight position in information technology and stock selections in materials and energy sectors hurt returns relative to the Index

↑ An overweight position in Alphabet, Inc., helped, as AI investment and integration accelerated Search and Cloud results, driving stock outperformance in 2025

↑ An overweight position in The Goldman Sachs Group, Inc., helped, as shares outperformed on improved capital market conditions, supporting accelerated growth

↑ An overweight in Uber Technologies helped, as shares outperformed during the period on share gains and innovation that accelerated revenue and margin growth

↑ Among sectors, stock selections in financials, an overweight exposure to communication services and stock selections in industrials helped returns

↑ The Fund’s use of options on Tesla, Inc. contributed positively. A put financed call spread allowed participation in upside within a defined band while obligating the Fund to purchase shares at a lower entry level if the stock declined

Fund Performance

Comparison of the change in value of a $10,000 investment for the period indicated.

	Class A with Maximum Sales Charge	S&P 500® Index
12/15	$10,000	$10,000
1/16	$8,952	$9,504
2/16	$8,873	$9,491
3/16	$9,410	$10,135
4/16	$9,482	$10,174
5/16	$9,605	$10,357
6/16	$9,552	$10,384
7/16	$9,945	$10,766
8/16	$9,969	$10,782
9/16	$9,930	$10,784
10/16	$9,730	$10,587
11/16	$10,128	$10,979
12/16	$10,297	$11,196
1/17	$10,460	$11,408
2/17	$10,879	$11,861
3/17	$10,896	$11,875
4/17	$10,996	$11,997
5/17	$11,123	$12,166
6/17	$11,222	$12,242
7/17	$11,427	$12,494
8/17	$11,427	$12,532
9/17	$11,712	$12,790
10/17	$11,987	$13,089
11/17	$12,393	$13,490
12/17	$12,599	$13,640
1/18	$13,431	$14,421
2/18	$12,970	$13,890
3/18	$12,537	$13,537
4/18	$12,594	$13,589
5/18	$12,921	$13,916
6/18	$12,913	$14,002
7/18	$13,382	$14,523
8/18	$13,854	$14,996
9/18	$13,886	$15,081
10/18	$12,891	$14,050
11/18	$13,102	$14,337
12/18	$11,924	$13,042
1/19	$12,890	$14,087
2/19	$13,379	$14,540
3/19	$13,579	$14,822
4/19	$14,214	$15,422
5/19	$13,128	$14,442
6/19	$14,011	$15,460
7/19	$14,296	$15,682
8/19	$13,959	$15,434
9/19	$14,157	$15,723
10/19	$14,420	$16,063
11/19	$15,044	$16,646
12/19	$15,435	$17,149
1/20	$15,402	$17,142
2/20	$14,130	$15,731
3/20	$12,395	$13,788
4/20	$14,030	$15,555
5/20	$14,837	$16,296
6/20	$15,150	$16,620
7/20	$15,995	$17,558
8/20	$17,219	$18,820
9/20	$16,599	$18,105
10/20	$16,230	$17,623
11/20	$18,199	$19,552
12/20	$18,992	$20,304
1/21	$18,776	$20,099
2/21	$19,433	$20,653
3/21	$19,983	$21,558
4/21	$21,015	$22,708
5/21	$21,103	$22,867
6/21	$21,789	$23,401
7/21	$22,214	$23,956
8/21	$22,909	$24,685
9/21	$21,694	$23,537
10/21	$23,060	$25,186
11/21	$22,793	$25,011
12/21	$23,680	$26,132
1/22	$22,213	$24,780
2/22	$21,557	$24,038
3/22	$22,224	$24,931
4/22	$20,068	$22,757
5/22	$19,929	$22,798
6/22	$18,389	$20,916
7/22	$20,108	$22,845
8/22	$19,379	$21,913
9/22	$17,655	$19,895
10/22	$19,035	$21,506
11/22	$20,118	$22,708
12/22	$18,917	$21,399
1/23	$20,078	$22,744
2/23	$19,643	$22,189
3/23	$20,477	$23,004
4/23	$20,881	$23,363
5/23	$20,980	$23,464
6/23	$22,286	$25,015
7/23	$23,066	$25,818
8/23	$22,789	$25,407
9/23	$21,744	$24,196
10/23	$21,374	$23,687
11/23	$23,307	$25,850
12/23	$24,259	$27,025
1/24	$24,849	$27,479
2/24	$26,198	$28,946
3/24	$26,950	$29,878
4/24	$25,846	$28,657
5/24	$27,200	$30,078
6/24	$28,388	$31,157
7/24	$28,457	$31,537
8/24	$29,260	$32,302
9/24	$29,622	$32,992
10/24	$29,405	$32,692
11/24	$31,084	$34,611
12/24	$30,362	$33,786
1/25	$31,455	$34,727
2/25	$31,200	$34,274
3/25	$29,159	$32,343
4/25	$29,094	$32,124
5/25	$30,855	$34,146
6/25	$32,509	$35,882
7/25	$33,115	$36,687
8/25	$33,770	$37,431
9/25	$34,605	$38,797
10/25	$35,377	$39,706
11/25	$35,492	$39,803
12/25	$35,420	$39,827

Average Annual Total Returns (%)

Fund	1 Year	5 Years	10 Years
Class A	16.66%	13.27%	14.08%
Class A with 5.25% Maximum Sales Charge	10.53%	12.05%	13.47%
S&P 500® Index	17.88%	14.42%	14.81%

Performance does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Performance assumes that all dividends and distributions, if any, were reinvested. For more recent performance information, visit www.eatonvance.com/performance.php.

THE FUND'S PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

Key Fund Statistics

Total Net Assets	$2,979,319,258
# of Portfolio Holdings (for Tax-Managed Growth Portfolio)	115
Portfolio Turnover Rate (for Tax-Managed Growth Portfolio)	14%
Total Advisory Fees Paid	$11,168,458

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

References to the Fund's investments are to the Fund's pro rata share of Tax-Managed Growth Portfolio, an affiliated investment company in which the Fund invests substantially all of its assests.

Sector Allocation (% of total investments)

Information Technology
32.2%
Communication Services
15.3%
Financials
14.5%
Consumer Discretionary
11.8%
Health Care
9.3%
Industrials
8.6%
Consumer Staples
4.2%
Energy
2.3%
Materials
1.1%
Utilities
0.7%
Short-Term Investments
0.0%*

Value	Value
Short-Term Investments	0.0%Footnote Reference*
Utilities	0.7%
Materials	1.1%
Energy	2.3%
Consumer Staples	4.2%
Industrials	8.6%
Health Care	9.3%
Consumer Discretionary	11.8%
Financials	14.5%
Communication Services	15.3%
Information Technology	32.2%
Footnote	Description
Footnote*	Amount is less than 0.05%.

Top Ten Holdings (% of total investments)Footnote Referencea

NVIDIA Corp.	8.0%
Microsoft Corp.	6.6%
Apple, Inc.	6.4%
Amazon.com, Inc.	6.0%
Alphabet, Inc., Class A	4.4%
Meta Platforms, Inc., Class A	4.3%
Alphabet, Inc., Class C	4.0%
Berkshire Hathaway, Inc., Class B	2.7%
JPMorgan Chase & Co.	2.5%
Broadcom, Inc.	2.2%
Total	47.1%
Footnote	Description
Footnote[a]	Excluding cash equivalents

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements and holdings, please scan the QR code or visit www.eatonvance.com/open-end-mutual-fund-documents.php. For proxy information, please visit www.eatonvance.com/proxyvoting.

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address. Your participation will continue indefinitely unless you instruct otherwise by calling 1-800-262-1122 or by contacting your financial intermediary. Your instruction will typically be effective within 30 days of receipt.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Annual Shareholder Report December 31, 2025

ETTGX-TSR-AR

Eaton Vance Tax-Managed Growth Fund 1.1

Class C ECTGX

Annual Shareholder Report December 31, 2025

This annual shareholder report contains important information about the Eaton Vance Tax-Managed Growth Fund 1.1 for the period of January 1, 2025 to December 31, 2025. You can find additional information about the Fund at www.eatonvance.com/open-end-mutual-fund-documents.php. You can also request this information by contacting us at 1-800-262-1122.

What were the Fund costs for the last year?Footnote Reference*

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$159	1.47%
Footnote	Description
Footnote*	Expenses in the table reflect the expenses of both the Fund and the Tax-Managed Growth Portfolio, the Portfolio in which it invests.

How did the Fund perform last year and what affected its performance?

Key contributors to (↑) and detractors from (↓) performance, relative to the S&P 500® Index (the Index):

↓ An underweight position in Broadcom detracted as the stock outperformed, driven by strong demand related to new artificial intelligence (AI) applications

↓ Not holding Micron detracted, as shares rose sharply on a strengthening memory cycle and AI-driven data center demand that supported revenue and profitability

↓ Not holding Palantir Technologies detracted, as shares rose sharply on accelerating revenues and profitability driven by AI product offerings

↓ Among sectors, an underweight position in information technology and stock selections in materials and energy sectors hurt returns relative to the Index

↑ An overweight position in Alphabet, Inc., helped, as AI investment and integration accelerated Search and Cloud results, driving stock outperformance in 2025

↑ An overweight position in The Goldman Sachs Group, Inc., helped, as shares outperformed on improved capital market conditions, supporting accelerated growth

↑ An overweight in Uber Technologies helped, as shares outperformed during the period on share gains and innovation that accelerated revenue and margin growth

↑ Among sectors, stock selections in financials, an overweight exposure to communication services and stock selections in industrials helped returns

↑ The Fund’s use of options on Tesla, Inc. contributed positively. A put financed call spread allowed participation in upside within a defined band while obligating the Fund to purchase shares at a lower entry level if the stock declined

Fund Performance

Comparison of the change in value of a $10,000 investment for the period indicated.

	Class C	S&P 500® Index
12/15	$10,000	$10,000
1/16	$9,441	$9,504
2/16	$9,354	$9,491
3/16	$9,913	$10,135
4/16	$9,983	$10,174
5/16	$10,104	$10,357
6/16	$10,042	$10,384
7/16	$10,449	$10,766
8/16	$10,468	$10,782
9/16	$10,420	$10,784
10/16	$10,206	$10,587
11/16	$10,615	$10,979
12/16	$10,785	$11,196
1/17	$10,950	$11,408
2/17	$11,383	$11,861
3/17	$11,392	$11,875
4/17	$11,491	$11,997
5/17	$11,616	$12,166
6/17	$11,709	$12,242
7/17	$11,916	$12,494
8/17	$11,911	$12,532
9/17	$12,197	$12,790
10/17	$12,478	$13,089
11/17	$12,892	$13,490
12/17	$13,099	$13,640
1/18	$13,954	$14,421
2/18	$13,466	$13,890
3/18	$13,008	$13,537
4/18	$13,059	$13,589
5/18	$13,389	$13,916
6/18	$13,375	$14,002
7/18	$13,852	$14,523
8/18	$14,329	$14,996
9/18	$14,355	$15,081
10/18	$13,318	$14,050
11/18	$13,528	$14,337
12/18	$12,315	$13,042
1/19	$13,288	$14,087
2/19	$13,786	$14,540
3/19	$13,983	$14,822
4/19	$14,629	$15,422
5/19	$13,499	$14,442
6/19	$14,398	$15,460
7/19	$14,683	$15,682
8/19	$14,327	$15,434
9/19	$14,523	$15,723
10/19	$14,780	$16,063
11/19	$15,414	$16,646
12/19	$15,804	$17,149
1/20	$15,759	$17,142
2/20	$14,449	$15,731
3/20	$12,665	$13,788
4/20	$14,330	$15,555
5/20	$15,144	$16,296
6/20	$15,454	$16,620
7/20	$16,305	$17,558
8/20	$17,540	$18,820
9/20	$16,897	$18,105
10/20	$16,513	$17,623
11/20	$18,505	$19,552
12/20	$19,299	$20,304
1/21	$19,066	$20,099
2/21	$19,723	$20,653
3/21	$20,270	$21,558
4/21	$21,300	$22,708
5/21	$21,377	$22,867
6/21	$22,060	$23,401
7/21	$22,475	$23,956
8/21	$23,164	$24,685
9/21	$21,920	$23,537
10/21	$23,286	$25,186
11/21	$23,002	$25,011
12/21	$23,884	$26,132
1/22	$22,390	$24,780
2/22	$21,715	$24,038
3/22	$22,373	$24,931
4/22	$20,190	$22,757
5/22	$20,036	$22,798
6/22	$18,479	$20,916
7/22	$20,193	$22,845
8/22	$19,447	$21,913
9/22	$17,708	$19,895
10/22	$19,080	$21,506
11/22	$20,153	$22,708
12/22	$18,938	$21,399
1/23	$20,087	$22,744
2/23	$19,638	$22,189
3/23	$20,460	$23,004
4/23	$20,850	$23,363
5/23	$20,936	$23,464
6/23	$22,228	$25,015
7/23	$22,990	$25,818
8/23	$22,700	$25,407
9/23	$21,647	$24,196
10/23	$21,263	$23,687
11/23	$23,173	$25,850
12/23	$24,103	$27,025
1/24	$24,675	$27,479
2/24	$25,999	$28,946
3/24	$26,727	$29,878
4/24	$25,617	$28,657
5/24	$26,941	$30,078
6/24	$28,102	$31,157
7/24	$28,150	$31,537
8/24	$28,927	$32,302
9/24	$29,269	$32,992
10/24	$29,035	$32,692
11/24	$30,672	$34,611
12/24	$29,943	$33,786
1/25	$30,999	$34,727
2/25	$30,729	$34,274
3/25	$28,703	$32,343
4/25	$28,619	$32,124
5/25	$30,332	$34,146
6/25	$31,940	$35,882
7/25	$32,514	$36,687
8/25	$33,136	$37,431
9/25	$33,934	$38,797
10/25	$34,668	$39,706
11/25	$34,761	$39,803
12/25	$34,670	$39,827

Average Annual Total Returns (%)

Fund	1 Year	5 Years	10 Years
Class C, with conversion to Class A after 8 years	15.79%	12.42%	13.23%
Class C, with 1% Maximum Contingent Deferred Sales Charge and conversion to Class A after 8 years	14.79%	12.42%	13.23%
S&P 500® Index	17.88%	14.42%	14.81%

Performance does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Performance assumes that all dividends and distributions, if any, were reinvested. For more recent performance information, visit www.eatonvance.com/performance.php.

THE FUND'S PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

Key Fund Statistics

Total Net Assets	$2,979,319,258
# of Portfolio Holdings (for Tax-Managed Growth Portfolio)	115
Portfolio Turnover Rate (for Tax-Managed Growth Portfolio)	14%
Total Advisory Fees Paid	$11,168,458

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

References to the Fund's investments are to the Fund's pro rata share of Tax-Managed Growth Portfolio, an affiliated investment company in which the Fund invests substantially all of its assests.

Sector Allocation (% of total investments)

Value	Value
Short-Term Investments	0.0%Footnote Reference*
Utilities	0.7%
Materials	1.1%
Energy	2.3%
Consumer Staples	4.2%
Industrials	8.6%
Health Care	9.3%
Consumer Discretionary	11.8%
Financials	14.5%
Communication Services	15.3%
Information Technology	32.2%
Footnote	Description
Footnote*	Amount is less than 0.05%.

Top Ten Holdings (% of total investments)Footnote Referencea

NVIDIA Corp.	8.0%
Microsoft Corp.	6.6%
Apple, Inc.	6.4%
Amazon.com, Inc.	6.0%
Alphabet, Inc., Class A	4.4%
Meta Platforms, Inc., Class A	4.3%
Alphabet, Inc., Class C	4.0%
Berkshire Hathaway, Inc., Class B	2.7%
JPMorgan Chase & Co.	2.5%
Broadcom, Inc.	2.2%
Total	47.1%
Footnote	Description
Footnote[a]	Excluding cash equivalents

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements and holdings, please scan the QR code or visit www.eatonvance.com/open-end-mutual-fund-documents.php. For proxy information, please visit www.eatonvance.com/proxyvoting.

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address. Your participation will continue indefinitely unless you instruct otherwise by calling 1-800-262-1122 or by contacting your financial intermediary. Your instruction will typically be effective within 30 days of receipt.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Annual Shareholder Report December 31, 2025

ECTGX-TSR-AR

Eaton Vance Tax-Managed Growth Fund 1.1

Class I EITMX

Annual Shareholder Report December 31, 2025

This annual shareholder report contains important information about the Eaton Vance Tax-Managed Growth Fund 1.1 for the period of January 1, 2025 to December 31, 2025. You can find additional information about the Fund at www.eatonvance.com/open-end-mutual-fund-documents.php. You can also request this information by contacting us at 1-800-262-1122.

What were the Fund costs for the last year?Footnote Reference*

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$50	0.46%
Footnote	Description
Footnote*	Expenses in the table reflect the expenses of both the Fund and the Tax-Managed Growth Portfolio, the Portfolio in which it invests.

How did the Fund perform last year and what affected its performance?

Key contributors to (↑) and detractors from (↓) performance, relative to the S&P 500® Index (the Index):

↓ An underweight position in Broadcom detracted as the stock outperformed, driven by strong demand related to new artificial intelligence (AI) applications

↓ Not holding Micron detracted, as shares rose sharply on a strengthening memory cycle and AI-driven data center demand that supported revenue and profitability

↓ Not holding Palantir Technologies detracted, as shares rose sharply on accelerating revenues and profitability driven by AI product offerings

↓ Among sectors, an underweight position in information technology and stock selections in materials and energy sectors hurt returns relative to the Index

↑ An overweight position in Alphabet, Inc., helped, as AI investment and integration accelerated Search and Cloud results, driving stock outperformance in 2025

↑ An overweight position in The Goldman Sachs Group, Inc., helped, as shares outperformed on improved capital market conditions, supporting accelerated growth

↑ An overweight in Uber Technologies helped, as shares outperformed during the period on share gains and innovation that accelerated revenue and margin growth

↑ Among sectors, stock selections in financials, an overweight exposure to communication services and stock selections in industrials helped returns

↑ The Fund’s use of options on Tesla, Inc. contributed positively. A put financed call spread allowed participation in upside within a defined band while obligating the Fund to purchase shares at a lower entry level if the stock declined

Fund Performance

Comparison of the change in value of a $1,000,000 investment for the period indicated.

	Class I	S&P 500® Index
12/15	$1,000,000	$1,000,000
1/16	$944,822	$950,376
2/16	$936,668	$949,094
3/16	$993,476	$1,013,478
4/16	$1,001,359	$1,017,407
5/16	$1,014,406	$1,035,678
6/16	$1,009,242	$1,038,362
7/16	$1,050,829	$1,076,645
8/16	$1,053,819	$1,078,156
9/16	$1,049,742	$1,078,360
10/16	$1,029,084	$1,058,690
11/16	$1,071,215	$1,097,898
12/16	$1,089,285	$1,119,599
1/17	$1,106,921	$1,140,834
2/17	$1,151,286	$1,186,132
3/17	$1,153,491	$1,187,516
4/17	$1,164,237	$1,199,711
5/17	$1,177,740	$1,216,594
6/17	$1,188,487	$1,224,188
7/17	$1,210,531	$1,249,360
8/17	$1,210,807	$1,253,185
9/17	$1,241,118	$1,279,036
10/17	$1,270,603	$1,308,883
11/17	$1,314,142	$1,349,026
12/17	$1,336,255	$1,364,025
1/18	$1,424,651	$1,442,121
2/18	$1,375,852	$1,388,969
3/18	$1,330,120	$1,353,670
4/18	$1,336,534	$1,358,865
5/18	$1,371,390	$1,391,589
6/18	$1,371,111	$1,400,154
7/18	$1,421,305	$1,452,259
8/18	$1,471,498	$1,499,581
9/18	$1,475,402	$1,508,116
10/18	$1,369,717	$1,405,036
11/18	$1,392,583	$1,433,669
12/18	$1,267,951	$1,304,222
1/19	$1,370,789	$1,408,736
2/19	$1,423,055	$1,453,969
3/19	$1,444,527	$1,482,222
4/19	$1,512,614	$1,542,236
5/19	$1,397,063	$1,444,230
6/19	$1,491,425	$1,546,014
7/19	$1,522,220	$1,568,233
8/19	$1,486,622	$1,543,392
9/19	$1,507,811	$1,572,270
10/19	$1,536,063	$1,606,325
11/19	$1,603,020	$1,664,632
12/19	$1,645,025	$1,714,874
1/20	$1,641,310	$1,714,202
2/20	$1,506,153	$1,573,090
3/20	$1,321,277	$1,378,793
4/20	$1,496,152	$1,555,546
5/20	$1,582,161	$1,629,634
6/20	$1,615,879	$1,662,043
7/20	$1,706,459	$1,755,757
8/20	$1,837,330	$1,881,962
9/20	$1,771,609	$1,810,454
10/20	$1,732,748	$1,762,307
11/20	$1,943,341	$1,955,216
12/20	$2,028,443	$2,030,390
1/21	$2,005,664	$2,009,892
2/21	$2,076,307	$2,065,314
3/21	$2,135,416	$2,155,766
4/21	$2,246,137	$2,270,817
5/21	$2,256,228	$2,286,677
6/21	$2,330,042	$2,340,059
7/21	$2,375,888	$2,395,647
8/21	$2,450,855	$2,468,488
9/21	$2,321,392	$2,353,679
10/21	$2,468,155	$2,518,582
11/21	$2,439,898	$2,501,131
12/21	$2,535,594	$2,613,222
1/22	$2,378,897	$2,477,996
2/22	$2,308,963	$2,403,801
3/22	$2,381,218	$2,493,053
4/22	$2,150,525	$2,275,654
5/22	$2,136,016	$2,279,829
6/22	$1,971,484	$2,091,643
7/22	$2,156,038	$2,284,502
8/22	$2,078,560	$2,191,336
9/22	$1,894,006	$1,989,517
10/22	$2,042,288	$2,150,591
11/22	$2,159,230	$2,270,775
12/22	$2,030,590	$2,139,945
1/23	$2,155,725	$2,274,406
2/23	$2,109,422	$2,218,913
3/23	$2,199,390	$2,300,379
4/23	$2,243,349	$2,336,284
5/23	$2,254,192	$2,346,439
6/23	$2,395,152	$2,501,481
7/23	$2,479,553	$2,581,841
8/23	$2,450,247	$2,540,734
9/23	$2,338,592	$2,419,597
10/23	$2,299,030	$2,368,721
11/23	$2,507,686	$2,585,046
12/23	$2,610,545	$2,702,486
1/24	$2,674,692	$2,747,899
2/24	$2,820,429	$2,894,625
3/24	$2,901,722	$2,987,758
4/24	$2,783,773	$2,865,725
5/24	$2,930,101	$3,007,821
6/24	$3,058,692	$3,115,748
7/24	$3,066,673	$3,153,674
8/24	$3,153,879	$3,230,171
9/24	$3,193,786	$3,299,158
10/24	$3,171,024	$3,269,240
11/24	$3,352,529	$3,461,148
12/24	$3,275,614	$3,378,640
1/25	$3,394,116	$3,472,727
2/25	$3,367,142	$3,427,414
3/25	$3,147,717	$3,234,299
4/25	$3,141,353	$3,212,367
5/25	$3,331,986	$3,414,569
6/25	$3,511,405	$3,588,209
7/25	$3,577,475	$3,668,739
8/25	$3,649,303	$3,743,110
9/25	$3,740,225	$3,879,734
10/25	$3,824,479	$3,970,572
11/25	$3,837,512	$3,980,304
12/25	$3,830,780	$3,982,741

Average Annual Total Returns (%)

Fund	1 Year	5 Years	10 Years
Class I	16.95%	13.55%	14.36%
S&P 500® Index	17.88%	14.42%	14.81%

Performance does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Performance assumes that all dividends and distributions, if any, were reinvested. For more recent performance information, visit www.eatonvance.com/performance.php.

THE FUND'S PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

Key Fund Statistics

Total Net Assets	$2,979,319,258
# of Portfolio Holdings (for Tax-Managed Growth Portfolio)	115
Portfolio Turnover Rate (for Tax-Managed Growth Portfolio)	14%
Total Advisory Fees Paid	$11,168,458

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

References to the Fund's investments are to the Fund's pro rata share of Tax-Managed Growth Portfolio, an affiliated investment company in which the Fund invests substantially all of its assests.

Sector Allocation (% of total investments)

Value	Value
Short-Term Investments	0.0%Footnote Reference*
Utilities	0.7%
Materials	1.1%
Energy	2.3%
Consumer Staples	4.2%
Industrials	8.6%
Health Care	9.3%
Consumer Discretionary	11.8%
Financials	14.5%
Communication Services	15.3%
Information Technology	32.2%
Footnote	Description
Footnote*	Amount is less than 0.05%.

Top Ten Holdings (% of total investments)Footnote Referencea

NVIDIA Corp.	8.0%
Microsoft Corp.	6.6%
Apple, Inc.	6.4%
Amazon.com, Inc.	6.0%
Alphabet, Inc., Class A	4.4%
Meta Platforms, Inc., Class A	4.3%
Alphabet, Inc., Class C	4.0%
Berkshire Hathaway, Inc., Class B	2.7%
JPMorgan Chase & Co.	2.5%
Broadcom, Inc.	2.2%
Total	47.1%
Footnote	Description
Footnote[a]	Excluding cash equivalents

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements and holdings, please scan the QR code or visit www.eatonvance.com/open-end-mutual-fund-documents.php. For proxy information, please visit www.eatonvance.com/proxyvoting.

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address. Your participation will continue indefinitely unless you instruct otherwise by calling 1-800-262-1122 or by contacting your financial intermediary. Your instruction will typically be effective within 30 days of receipt.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Annual Shareholder Report December 31, 2025

EITMX-TSR-AR

Eaton Vance Tax-Managed Growth Fund 1.2

Class A EXTGX

Annual Shareholder Report December 31, 2025

This annual shareholder report contains important information about the Eaton Vance Tax-Managed Growth Fund 1.2 for the period of January 1, 2025 to December 31, 2025. You can find additional information about the Fund at www.eatonvance.com/open-end-mutual-fund-documents.php. You can also request this information by contacting us at 1-800-262-1122.

What were the Fund costs for the last year?Footnote Reference*

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$94	0.87%
Footnote	Description
Footnote*	Expenses in the table reflect the expenses of both the Fund and the Tax-Managed Growth Portfolio, the Portfolio in which it invests.

How did the Fund perform last year and what affected its performance?

Key contributors to (↑) and detractors from (↓) performance, relative to the S&P 500® Index (the Index):

↓ An underweight position in Broadcom detracted as the stock outperformed, driven by strong demand related to new artificial intelligence (AI) applications

↓ Not holding Micron detracted, as shares rose sharply on a strengthening memory cycle and AI-driven data center demand that supported revenue and profitability

↓ Not holding Palantir Technologies detracted, as shares rose sharply on accelerating revenues and profitability driven by AI product offerings

↓ Among sectors, an underweight position in information technology and stock selections in materials and energy sectors hurt returns relative to the Index

↑ An overweight position in Alphabet, Inc., helped, as AI investment and integration accelerated Search and Cloud results, driving stock outperformance in 2025

↑ An overweight position in The Goldman Sachs Group, Inc., helped, as shares outperformed on improved capital market conditions, supporting accelerated growth

↑ An overweight in Uber Technologies helped, as shares outperformed during the period on share gains and innovation that accelerated revenue and margin growth

↑ Among sectors, stock selections in financials, an overweight exposure to communication services and stock selections in industrials helped returns

↑ The Fund’s use of options on Tesla, Inc. contributed positively. A put financed call spread allowed participation in upside within a defined band while obligating the Fund to purchase shares at a lower entry level if the stock declined

Fund Performance

Comparison of the change in value of a $10,000 investment for the period indicated.

	Class A with Maximum Sales Charge	S&P 500® Index
12/15	$10,000	$10,000
1/16	$8,950	$9,504
2/16	$8,870	$9,491
3/16	$9,405	$10,135
4/16	$9,475	$10,174
5/16	$9,598	$10,357
6/16	$9,545	$10,384
7/16	$9,936	$10,766
8/16	$9,957	$10,782
9/16	$9,914	$10,784
10/16	$9,716	$10,587
11/16	$10,112	$10,979
12/16	$10,278	$11,196
1/17	$10,441	$11,408
2/17	$10,857	$11,861
3/17	$10,873	$11,875
4/17	$10,970	$11,997
5/17	$11,100	$12,166
6/17	$11,192	$12,242
7/17	$11,397	$12,494
8/17	$11,397	$12,532
9/17	$11,678	$12,790
10/17	$11,948	$13,089
11/17	$12,354	$13,490
12/17	$12,556	$13,640
1/18	$13,383	$14,421
2/18	$12,920	$13,890
3/18	$12,490	$13,537
4/18	$12,545	$13,589
5/18	$12,866	$13,916
6/18	$12,861	$14,002
7/18	$13,323	$14,523
8/18	$13,792	$14,996
9/18	$13,824	$15,081
10/18	$12,828	$14,050
11/18	$13,040	$14,337
12/18	$11,865	$13,042
1/19	$12,825	$14,087
2/19	$13,308	$14,540
3/19	$13,506	$14,822
4/19	$14,137	$15,422
5/19	$13,056	$14,442
6/19	$13,934	$15,460
7/19	$14,213	$15,682
8/19	$13,879	$15,434
9/19	$14,076	$15,723
10/19	$14,334	$16,063
11/19	$14,954	$16,646
12/19	$15,340	$17,149
1/20	$15,301	$17,142
2/20	$14,036	$15,731
3/20	$12,313	$13,788
4/20	$13,937	$15,555
5/20	$14,732	$16,296
6/20	$15,047	$16,620
7/20	$15,881	$17,558
8/20	$17,096	$18,820
9/20	$16,478	$18,105
10/20	$16,108	$17,623
11/20	$18,058	$19,552
12/20	$18,844	$20,304
1/21	$18,628	$20,099
2/21	$19,277	$20,653
3/21	$19,821	$21,558
4/21	$20,837	$22,708
5/21	$20,920	$22,867
6/21	$21,603	$23,401
7/21	$22,019	$23,956
8/21	$22,708	$24,685
9/21	$21,497	$23,537
10/21	$22,852	$25,186
11/21	$22,580	$25,011
12/21	$23,457	$26,132
1/22	$22,000	$24,780
2/22	$21,350	$24,038
3/22	$22,011	$24,931
4/22	$19,871	$22,757
5/22	$19,732	$22,798
6/22	$18,203	$20,916
7/22	$19,904	$22,845
8/22	$19,181	$21,913
9/22	$17,469	$19,895
10/22	$18,837	$21,506
11/22	$19,904	$22,708
12/22	$18,713	$21,399
1/23	$19,858	$22,744
2/23	$19,428	$22,189
3/23	$20,249	$23,004
4/23	$20,645	$23,363
5/23	$20,740	$23,464
6/23	$22,031	$25,015
7/23	$22,796	$25,818
8/23	$22,522	$25,407
9/23	$21,489	$24,196
10/23	$21,120	$23,687
11/23	$23,025	$25,850
12/23	$23,962	$27,025
1/24	$24,546	$27,479
2/24	$25,875	$28,946
3/24	$26,616	$29,878
4/24	$25,522	$28,657
5/24	$26,857	$30,078
6/24	$28,019	$31,157
7/24	$28,086	$31,537
8/24	$28,871	$32,302
9/24	$29,225	$32,992
10/24	$29,012	$32,692
11/24	$30,661	$34,611
12/24	$29,943	$33,786
1/25	$31,019	$34,727
2/25	$30,763	$34,274
3/25	$28,747	$32,343
4/25	$28,679	$32,124
5/25	$30,410	$34,146
6/25	$32,039	$35,882
7/25	$32,631	$36,687
8/25	$33,275	$37,431
9/25	$34,090	$38,797
10/25	$34,847	$39,706
11/25	$34,955	$39,803
12/25	$34,881	$39,827

Average Annual Total Returns (%)

Fund	1 Year	5 Years	10 Years
Class A	16.49%	13.10%	13.91%
Class A with 5.25% Maximum Sales Charge	10.38%	11.89%	13.30%
S&P 500® Index	17.88%	14.42%	14.81%

Performance does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Performance assumes that all dividends and distributions, if any, were reinvested. For more recent performance information, visit www.eatonvance.com/performance.php.

THE FUND'S PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

Key Fund Statistics

Total Net Assets	$1,732,860,819
# of Portfolio Holdings (for Tax-Managed Growth Portfolio)	115
Portfolio Turnover Rate (for Tax-Managed Growth Portfolio)	14%
Total Advisory Fees Paid	$6,406,743

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

References to the Fund's investments are to the Fund's pro rata share of Tax-Managed Growth Portfolio, an affiliated investment company in which the Fund invests substantially all of its assests.

Sector Allocation (% of total investments)

Value	Value
Short-Term Investments	0.0%Footnote Reference*
Utilities	0.7%
Materials	1.1%
Energy	2.3%
Consumer Staples	4.2%
Industrials	8.6%
Health Care	9.3%
Consumer Discretionary	11.8%
Financials	14.5%
Communication Services	15.3%
Information Technology	32.2%
Footnote	Description
Footnote*	Amount is less than 0.05%.

Top Ten Holdings (% of total investments)Footnote Referencea

NVIDIA Corp.	8.0%
Microsoft Corp.	6.6%
Apple, Inc.	6.4%
Amazon.com, Inc.	6.0%
Alphabet, Inc., Class A	4.4%
Meta Platforms, Inc., Class A	4.3%
Alphabet, Inc., Class C	4.0%
Berkshire Hathaway, Inc., Class B	2.7%
JPMorgan Chase & Co.	2.5%
Broadcom, Inc.	2.2%
Total	47.1%
Footnote	Description
Footnote[a]	Excluding cash equivalents

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements and holdings, please scan the QR code or visit www.eatonvance.com/open-end-mutual-fund-documents.php. For proxy information, please visit www.eatonvance.com/proxyvoting.

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address. Your participation will continue indefinitely unless you instruct otherwise by calling 1-800-262-1122 or by contacting your financial intermediary. Your instruction will typically be effective within 30 days of receipt.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Annual Shareholder Report December 31, 2025

EXTGX-TSR-AR

Eaton Vance Tax-Managed Growth Fund 1.2

Class C EZTGX

Annual Shareholder Report December 31, 2025

This annual shareholder report contains important information about the Eaton Vance Tax-Managed Growth Fund 1.2 for the period of January 1, 2025 to December 31, 2025. You can find additional information about the Fund at www.eatonvance.com/open-end-mutual-fund-documents.php. You can also request this information by contacting us at 1-800-262-1122.

What were the Fund costs for the last year?Footnote Reference*

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$175	1.62%
Footnote	Description
Footnote*	Expenses in the table reflect the expenses of both the Fund and the Tax-Managed Growth Portfolio, the Portfolio in which it invests.

How did the Fund perform last year and what affected its performance?

Key contributors to (↑) and detractors from (↓) performance, relative to the S&P 500® Index (the Index):

↓ An underweight position in Broadcom detracted as the stock outperformed, driven by strong demand related to new artificial intelligence (AI) applications

↓ Not holding Micron detracted, as shares rose sharply on a strengthening memory cycle and AI-driven data center demand that supported revenue and profitability

↓ Not holding Palantir Technologies detracted, as shares rose sharply on accelerating revenues and profitability driven by AI product offerings

↓ Among sectors, an underweight position in information technology and stock selections in materials and energy sectors hurt returns relative to the Index

↑ An overweight position in Alphabet, Inc., helped, as AI investment and integration accelerated Search and Cloud results, driving stock outperformance in 2025

↑ An overweight position in The Goldman Sachs Group, Inc., helped, as shares outperformed on improved capital market conditions, supporting accelerated growth

↑ An overweight in Uber Technologies helped, as shares outperformed during the period on share gains and innovation that accelerated revenue and margin growth

↑ Among sectors, stock selections in financials, an overweight exposure to communication services and stock selections in industrials helped returns

↑ The Fund’s use of options on Tesla, Inc. contributed positively. A put financed call spread allowed participation in upside within a defined band while obligating the Fund to purchase shares at a lower entry level if the stock declined

Fund Performance

Comparison of the change in value of a $10,000 investment for the period indicated.

	Class C	S&P 500® Index
12/15	$10,000	$10,000
1/16	$9,443	$9,504
2/16	$9,350	$9,491
3/16	$9,907	$10,135
4/16	$9,977	$10,174
5/16	$10,099	$10,357
6/16	$10,035	$10,384
7/16	$10,441	$10,766
8/16	$10,458	$10,782
9/16	$10,406	$10,784
10/16	$10,191	$10,587
11/16	$10,597	$10,979
12/16	$10,771	$11,196
1/17	$10,934	$11,408
2/17	$11,364	$11,861
3/17	$11,370	$11,875
4/17	$11,469	$11,997
5/17	$11,591	$12,166
6/17	$11,684	$12,242
7/17	$11,887	$12,494
8/17	$11,882	$12,532
9/17	$12,166	$12,790
10/17	$12,440	$13,089
11/17	$12,852	$13,490
12/17	$13,058	$13,640
1/18	$13,907	$14,421
2/18	$13,419	$13,890
3/18	$12,960	$13,537
4/18	$13,012	$13,589
5/18	$13,337	$13,916
6/18	$13,320	$14,002
7/18	$13,797	$14,523
8/18	$14,268	$14,996
9/18	$14,291	$15,081
10/18	$13,256	$14,050
11/18	$13,465	$14,337
12/18	$12,256	$13,042
1/19	$13,227	$14,087
2/19	$13,721	$14,540
3/19	$13,919	$14,822
4/19	$14,558	$15,422
5/19	$13,436	$14,442
6/19	$14,326	$15,460
7/19	$14,611	$15,682
8/19	$14,256	$15,434
9/19	$14,448	$15,723
10/19	$14,704	$16,063
11/19	$15,326	$16,646
12/19	$15,715	$17,149
1/20	$15,669	$17,142
2/20	$14,367	$15,731
3/20	$12,587	$13,788
4/20	$14,244	$15,555
5/20	$15,047	$16,296
6/20	$15,355	$16,620
7/20	$16,198	$17,558
8/20	$17,425	$18,820
9/20	$16,785	$18,105
10/20	$16,401	$17,623
11/20	$18,372	$19,552
12/20	$19,163	$20,304
1/21	$18,925	$20,099
2/21	$19,576	$20,653
3/21	$20,117	$21,558
4/21	$21,134	$22,708
5/21	$21,210	$22,867
6/21	$21,884	$23,401
7/21	$22,291	$23,956
8/21	$22,971	$24,685
9/21	$21,739	$23,537
10/21	$23,093	$25,186
11/21	$22,809	$25,011
12/21	$23,675	$26,132
1/22	$22,192	$24,780
2/22	$21,524	$24,038
3/22	$22,169	$24,931
4/22	$20,006	$22,757
5/22	$19,849	$22,798
6/22	$18,303	$20,916
7/22	$20,000	$22,845
8/22	$19,262	$21,913
9/22	$17,535	$19,895
10/22	$18,890	$21,506
11/22	$19,954	$22,708
12/22	$18,745	$21,399
1/23	$19,884	$22,744
2/23	$19,436	$22,189
3/23	$20,245	$23,004
4/23	$20,628	$23,363
5/23	$20,710	$23,464
6/23	$21,989	$25,015
7/23	$22,739	$25,818
8/23	$22,448	$25,407
9/23	$21,402	$24,196
10/23	$21,024	$23,687
11/23	$22,907	$25,850
12/23	$23,826	$27,025
1/24	$24,390	$27,479
2/24	$25,692	$28,946
3/24	$26,413	$29,878
4/24	$25,314	$28,657
5/24	$26,617	$30,078
6/24	$27,756	$31,157
7/24	$27,803	$31,537
8/24	$28,565	$32,302
9/24	$28,896	$32,992
10/24	$28,663	$32,692
11/24	$30,274	$34,611
12/24	$29,548	$33,786
1/25	$30,591	$34,727
2/25	$30,320	$34,274
3/25	$28,316	$32,343
4/25	$28,233	$32,124
5/25	$29,919	$34,146
6/25	$31,499	$35,882
7/25	$32,059	$36,687
8/25	$32,672	$37,431
9/25	$33,456	$38,797
10/25	$34,176	$39,706
11/25	$34,258	$39,803
12/25	$34,164	$39,827

Average Annual Total Returns (%)

Fund	1 Year	5 Years	10 Years
Class C, with conversion to Class A after 8 years	15.62%	12.25%	13.06%
Class C, with 1% Maximum Contingent Deferred Sales Charge and conversion to Class A after 8 years	14.62%	12.25%	13.06%
S&P 500® Index	17.88%	14.42%	14.81%

Performance does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Performance assumes that all dividends and distributions, if any, were reinvested. For more recent performance information, visit www.eatonvance.com/performance.php.

THE FUND'S PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

Key Fund Statistics

Total Net Assets	$1,732,860,819
# of Portfolio Holdings (for Tax-Managed Growth Portfolio)	115
Portfolio Turnover Rate (for Tax-Managed Growth Portfolio)	14%
Total Advisory Fees Paid	$6,406,743

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

References to the Fund's investments are to the Fund's pro rata share of Tax-Managed Growth Portfolio, an affiliated investment company in which the Fund invests substantially all of its assests.

Sector Allocation (% of total investments)

Value	Value
Short-Term Investments	0.0%Footnote Reference*
Utilities	0.7%
Materials	1.1%
Energy	2.3%
Consumer Staples	4.2%
Industrials	8.6%
Health Care	9.3%
Consumer Discretionary	11.8%
Financials	14.5%
Communication Services	15.3%
Information Technology	32.2%
Footnote	Description
Footnote*	Amount is less than 0.05%.

Top Ten Holdings (% of total investments)Footnote Referencea

NVIDIA Corp.	8.0%
Microsoft Corp.	6.6%
Apple, Inc.	6.4%
Amazon.com, Inc.	6.0%
Alphabet, Inc., Class A	4.4%
Meta Platforms, Inc., Class A	4.3%
Alphabet, Inc., Class C	4.0%
Berkshire Hathaway, Inc., Class B	2.7%
JPMorgan Chase & Co.	2.5%
Broadcom, Inc.	2.2%
Total	47.1%
Footnote	Description
Footnote[a]	Excluding cash equivalents

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements and holdings, please scan the QR code or visit www.eatonvance.com/open-end-mutual-fund-documents.php. For proxy information, please visit www.eatonvance.com/proxyvoting.

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address. Your participation will continue indefinitely unless you instruct otherwise by calling 1-800-262-1122 or by contacting your financial intermediary. Your instruction will typically be effective within 30 days of receipt.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Annual Shareholder Report December 31, 2025

EZTGX-TSR-AR

Eaton Vance Tax-Managed Growth Fund 1.2

Class I EITGX

Annual Shareholder Report December 31, 2025

This annual shareholder report contains important information about the Eaton Vance Tax-Managed Growth Fund 1.2 for the period of January 1, 2025 to December 31, 2025. You can find additional information about the Fund at www.eatonvance.com/open-end-mutual-fund-documents.php. You can also request this information by contacting us at 1-800-262-1122.

What were the Fund costs for the last year?Footnote Reference*

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$67	0.62%
Footnote	Description
Footnote*	Expenses in the table reflect the expenses of both the Fund and the Tax-Managed Growth Portfolio, the Portfolio in which it invests.

How did the Fund perform last year and what affected its performance?

Key contributors to (↑) and detractors from (↓) performance, relative to the S&P 500® Index (the Index):

↓ An underweight position in Broadcom detracted as the stock outperformed, driven by strong demand related to new artificial intelligence (AI) applications

↓ Not holding Micron detracted, as shares rose sharply on a strengthening memory cycle and AI-driven data center demand that supported revenue and profitability

↓ Not holding Palantir Technologies detracted, as shares rose sharply on accelerating revenues and profitability driven by AI product offerings

↓ Among sectors, an underweight position in information technology and stock selections in materials and energy sectors hurt returns relative to the Index

↑ An overweight position in Alphabet, Inc., helped, as AI investment and integration accelerated Search and Cloud results, driving stock outperformance in 2025

↑ An overweight position in The Goldman Sachs Group, Inc., helped, as shares outperformed on improved capital market conditions, supporting accelerated growth

↑ An overweight in Uber Technologies helped, as shares outperformed during the period on share gains and innovation that accelerated revenue and margin growth

↑ Among sectors, stock selections in financials, an overweight exposure to communication services and stock selections in industrials helped returns

↑ The Fund’s use of options on Tesla, Inc. contributed positively. A put financed call spread allowed participation in upside within a defined band while obligating the Fund to purchase shares at a lower entry level if the stock declined

Fund Performance

Comparison of the change in value of a $1,000,000 investment for the period indicated.

	Class I	S&P 500® Index
12/15	$1,000,000	$1,000,000
1/16	$944,695	$950,376
2/16	$936,230	$949,094
3/16	$993,228	$1,013,478
4/16	$1,001,129	$1,017,407
5/16	$1,014,108	$1,035,678
6/16	$1,008,465	$1,038,362
7/16	$1,050,226	$1,076,645
8/16	$1,052,483	$1,078,156
9/16	$1,048,533	$1,078,360
10/16	$1,027,652	$1,058,690
11/16	$1,069,977	$1,097,898
12/16	$1,087,726	$1,119,599
1/17	$1,105,417	$1,140,834
2/17	$1,149,360	$1,186,132
3/17	$1,151,072	$1,187,516
4/17	$1,161,915	$1,199,711
5/17	$1,175,611	$1,216,594
6/17	$1,185,884	$1,224,188
7/17	$1,207,570	$1,249,360
8/17	$1,207,570	$1,253,185
9/17	$1,237,816	$1,279,036
10/17	$1,266,921	$1,308,883
11/17	$1,310,293	$1,349,026
12/17	$1,331,805	$1,364,025
1/18	$1,419,978	$1,442,121
2/18	$1,370,993	$1,388,969
3/18	$1,325,466	$1,353,670
4/18	$1,331,805	$1,358,865
5/18	$1,366,383	$1,391,589
6/18	$1,365,806	$1,400,154
7/18	$1,415,367	$1,452,259
8/18	$1,465,504	$1,499,581
9/18	$1,468,962	$1,508,116
10/18	$1,363,501	$1,405,036
11/18	$1,385,976	$1,433,669
12/18	$1,261,823	$1,304,222
1/19	$1,363,724	$1,408,736
2/19	$1,416,130	$1,453,969
3/19	$1,437,092	$1,482,222
4/19	$1,504,638	$1,542,236
5/19	$1,389,927	$1,444,230
6/19	$1,483,676	$1,546,014
7/19	$1,513,955	$1,568,233
8/19	$1,478,435	$1,543,392
9/19	$1,499,397	$1,572,270
10/19	$1,527,347	$1,606,325
11/19	$1,593,728	$1,664,632
12/19	$1,635,489	$1,714,874
1/20	$1,631,375	$1,714,202
2/20	$1,496,798	$1,573,090
3/20	$1,312,857	$1,378,793
4/20	$1,486,808	$1,555,546
5/20	$1,572,020	$1,629,634
6/20	$1,605,517	$1,662,043
7/20	$1,694,843	$1,755,757
8/20	$1,824,719	$1,881,962
9/20	$1,759,487	$1,810,454
10/20	$1,720,113	$1,762,307
11/20	$1,929,324	$1,955,216
12/20	$2,013,757	$2,030,390
1/21	$1,990,679	$2,009,892
2/21	$2,060,506	$2,065,314
3/21	$2,119,091	$2,155,766
4/21	$2,228,566	$2,270,817
5/21	$2,238,034	$2,286,677
6/21	$2,310,821	$2,340,059
7/21	$2,356,386	$2,395,647
8/21	$2,430,356	$2,468,488
9/21	$2,301,353	$2,353,679
10/21	$2,446,925	$2,518,582
11/21	$2,418,521	$2,501,131
12/21	$2,512,537	$2,613,222
1/22	$2,357,471	$2,477,996
2/22	$2,287,959	$2,403,801
3/22	$2,359,254	$2,493,053
4/22	$2,130,517	$2,275,654
5/22	$2,115,664	$2,279,829
6/22	$1,952,281	$2,091,643
7/22	$2,135,270	$2,284,502
8/22	$2,058,034	$2,191,336
9/22	$1,875,045	$1,989,517
10/22	$2,021,793	$2,150,591
11/22	$2,137,052	$2,270,775
12/22	$2,009,856	$2,139,945
1/23	$2,133,153	$2,274,406
2/23	$2,087,066	$2,218,913
3/23	$2,175,649	$2,300,379
4/23	$2,218,743	$2,336,284
5/23	$2,229,516	$2,346,439
6/23	$2,368,973	$2,501,481
7/23	$2,451,570	$2,581,841
8/23	$2,422,841	$2,540,734
9/23	$2,311,514	$2,419,597
10/23	$2,272,610	$2,368,721
11/23	$2,478,504	$2,585,046
12/23	$2,579,992	$2,702,486
1/24	$2,643,257	$2,747,899
2/24	$2,786,656	$2,894,625
3/24	$2,866,792	$2,987,758
4/24	$2,749,903	$2,865,725
5/24	$2,893,905	$3,007,821
6/24	$3,020,434	$3,115,748
7/24	$3,027,665	$3,153,674
8/24	$3,113,222	$3,230,171
9/24	$3,152,386	$3,299,158
10/24	$3,129,490	$3,269,240
11/24	$3,308,439	$3,461,148
12/24	$3,231,967	$3,378,640
1/25	$3,348,445	$3,472,727
2/25	$3,321,471	$3,427,414
3/25	$3,104,454	$3,234,299
4/25	$3,097,710	$3,212,367
5/25	$3,285,302	$3,414,569
6/25	$3,461,858	$3,588,209
7/25	$3,526,841	$3,668,739
8/25	$3,597,341	$3,743,110
9/25	$3,686,232	$3,879,734
10/25	$3,768,993	$3,970,572
11/25	$3,781,254	$3,980,304
12/25	$3,774,011	$3,982,741

Average Annual Total Returns (%)

Fund	1 Year	5 Years	10 Years
Class I	16.77%	13.38%	14.19%
S&P 500® Index	17.88%	14.42%	14.81%

Performance does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Performance assumes that all dividends and distributions, if any, were reinvested. For more recent performance information, visit www.eatonvance.com/performance.php.

THE FUND'S PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

Key Fund Statistics

Total Net Assets	$1,732,860,819
# of Portfolio Holdings (for Tax-Managed Growth Portfolio)	115
Portfolio Turnover Rate (for Tax-Managed Growth Portfolio)	14%
Total Advisory Fees Paid	$6,406,743

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

References to the Fund's investments are to the Fund's pro rata share of Tax-Managed Growth Portfolio, an affiliated investment company in which the Fund invests substantially all of its assests.

Sector Allocation (% of total investments)

Value	Value
Short-Term Investments	0.0%Footnote Reference*
Utilities	0.7%
Materials	1.1%
Energy	2.3%
Consumer Staples	4.2%
Industrials	8.6%
Health Care	9.3%
Consumer Discretionary	11.8%
Financials	14.5%
Communication Services	15.3%
Information Technology	32.2%
Footnote	Description
Footnote*	Amount is less than 0.05%.

Top Ten Holdings (% of total investments)Footnote Referencea

NVIDIA Corp.	8.0%
Microsoft Corp.	6.6%
Apple, Inc.	6.4%
Amazon.com, Inc.	6.0%
Alphabet, Inc., Class A	4.4%
Meta Platforms, Inc., Class A	4.3%
Alphabet, Inc., Class C	4.0%
Berkshire Hathaway, Inc., Class B	2.7%
JPMorgan Chase & Co.	2.5%
Broadcom, Inc.	2.2%
Total	47.1%
Footnote	Description
Footnote[a]	Excluding cash equivalents

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements and holdings, please scan the QR code or visit www.eatonvance.com/open-end-mutual-fund-documents.php. For proxy information, please visit www.eatonvance.com/proxyvoting.

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address. Your participation will continue indefinitely unless you instruct otherwise by calling 1-800-262-1122 or by contacting your financial intermediary. Your instruction will typically be effective within 30 days of receipt.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Annual Shareholder Report December 31, 2025

EITGX-TSR-AR

(b)	Not applicable.

Item 2. Code of Ethics

The registrant (sometimes referred to as the “Fund”) has adopted a code of ethics applicable to its Principal Executive Officer, Principal Financial Officer and Principal Accounting Officer. The registrant undertakes to provide a copy of such code of ethics to any person upon request, without charge, by calling 1-800-262-1122. The registrant has not amended the code of ethics as described in Form N-CSR during the period covered by this report. The registrant has not granted any waiver, including an implicit waiver, from a provision of the code of ethics as described in Form N-CSR during the period covered by this report.

Item 3. Audit Committee Financial Expert

The registrant’s Board of Trustees has determined that George J. Gorman, an “independent” Trustee, is an “audit committee financial expert” serving on its audit committee. Under applicable securities laws, a person who is determined to be an audit committee financial expert will not be deemed an “expert” for any purpose, including without limitation for the purposes of Section 11 of the Securities Act of 1933, as a result of being designated or identified as an audit committee financial expert. The designation or identification of a person as an audit committee financial expert does not impose on such person any duties, obligations, or the liabilities that are greater than the duties, obligations, and liabilities imposed on such person as a member of the audit committee and Board of Trustees in the absence of such designation or identification.

Item 4. Principal Accountant Fees and Services

Parametric Commodity Strategy Fund, Eaton Vance Stock Fund, Eaton Vance Tax-Managed Growth Fund 1.1 and Eaton Vance Tax-Managed Growth Fund 1.2 (the “Fund(s)”) are series of Eaton Vance Mutual Funds Trust (the “Trust”), a Massachusetts business trust, which, including the Funds, contains a total of 29 series (the “Series”). The Trust is registered under the Investment Company Act of 1940 as an open-end management investment company. This Form N-CSR relates to the Funds’ annual reports.

(a)-(d)

The following tables present the aggregate fees billed to each Fund for each Fund’s fiscal years ended December 31, 2024 and December 31, 2025 by the registrant’s principal accountant, Deloitte & Touche LLP (“D&T”), for professional services rendered for the audit of the Funds’ annual financial statements and fees billed for other services rendered by D&T during those periods.

Parametric Commodity Strategy Fund
Fiscal Years Ended	12/31/24	12/31/25
Audit Fees	$75,900	$79,900
Audit-Related Fees(1)	$0	$0
Tax Fees(2)	$0	$0
All Other Fees(3)	$0	$0

Total	$75,900	$79,900

Eaton Vance Stock Fund
Fiscal Years Ended	12/31/24	12/31/25
Audit Fees	$23,700	$23,700
Audit-Related Fees(1)	$0	$0
Tax Fees(2)	$0	$0
All Other Fees(3)	$0	$0

Total	$23,700	$23,700

Eaton Vance Tax-Managed Growth Fund 1.1
Fiscal Years Ended	12/31/24	12/31/25
Audit Fees	$25,800	$25,800
Audit-Related Fees(1)	$0	$0
Tax Fees(2)	$0	$0
All Other Fees(3)	$0	$0

Total	$25,800	$25,800

Eaton Vance Tax-Managed Growth Fund 1.2
Fiscal Years Ended	12/31/24	12/31/25
Audit Fees	$25,800	$25,800
Audit-Related Fees(1)	$0	$0
Tax Fees(2)	$0	$0
All Other Fees(3)	$0	$0

Total	$25,800	$25,800

(1)

Audit-related fees consist of the aggregate fees billed for assurance and related services that are reasonably related to the performance of the audit of the registrant’s financial statements and are not reported under the category of audit fees.

(2)

Tax fees consist of the aggregate fees billed for professional services rendered by the principal accountant relating to tax compliance, tax advice, and tax planning and specifically include fees for tax return preparation and other related tax compliance/planning matters.

(3)	All other fees consist of the aggregate fees billed for products and services provided by the principal accountant other than audit, audit-related, and tax services.

The various Series comprising the Trust have varying fiscal year ends (January 31, February 28/29, September 30, October 31, or December 31). The following table presents the aggregate audit, audit-related, tax, and other fees billed to all of the Series in the Trust by D&T for the last two fiscal years of each Series.

Fiscal Years Ended	1/31/24	2/29/24	9/30/24	10/31/24	12/31/24	1/31/25	2/28/25	9/30/25	10/31/25	12/31/25
Audit Fees	$166,600	$27,600	$131,767	$854,800	$151,200	$166,400	$28,900	$140,755	$828,441	$155,200
Audit-Related Fees(1)	$0	$0	$0	$0	$0	$0	$0	$0	$0	$0
Tax Fees(2)	$0	$0	$0	$0	$0	$0	$0	$0	$0	$0
All Other Fees(3)	$0	$0	$0	$0	$0	$0	$0	$0	$2,109	$0

Total	$166,600	$27,600	$131,767	$854,800	$151,200	$166,400	$28,900	$140,755	$830,550	$155,200

(1)

Audit-related fees consist of the aggregate fees billed for assurance and related services that are reasonably related to the performance of the audit of the registrant’s financial statements and are not reported under the category of audit fees.

(2)

Tax fees consist of the aggregate fees billed for professional services rendered by the principal accountant relating to tax compliance, tax advice, and tax planning and specifically include fees for tax return preparation and other related tax compliance/planning matters.

(3)	All other fees consist of the aggregate fees billed for products and services provided by the principal accountant other than audit, audit-related, and tax services.

(e)(1) The registrant’s audit committee has adopted policies and procedures relating to the pre-approval of services provided by the registrant’s principal accountant (the “Pre-Approval Policies”). The Pre-Approval Policies establish a framework intended to assist the audit committee in the proper discharge of its pre-approval responsibilities. As a general matter, the Pre-Approval Policies (i) specify certain types of audit, audit-related, tax, and other services determined to be pre-approved by the audit committee; and (ii) delineate specific procedures governing the mechanics of the pre-approval process, including the approval and monitoring of audit and non-audit service fees. Unless a service is specifically pre-approved under the Pre-Approval Policies, it must be separately pre-approved by the audit committee.

The Pre-Approval Policies and the types of audit and non-audit services pre-approved therein must be reviewed and ratified by the registrant’s audit committee at least annually. The registrant’s audit committee maintains full responsibility for the appointment, compensation, and oversight of the work of the registrant’s principal accountant.

(e)(2) No services described in paragraphs (b)-(d) above were approved by the registrant’s audit committee pursuant to the “de minimis exception” set forth in Rule 2-01(c)(7)(i)(C) of Regulation S-X.

(f) Not applicable.

(g) The following table presents (i) the aggregate non-audit fees (i.e., fees for audit-related, tax, and other services) billed for services rendered to all of the Series in the Trust by D&T for the last two fiscal years of each Series; and (ii) the aggregate non-audit fees (i.e., fees for audit-related, tax, and other services) billed for services rendered to the Eaton Vance organization by D&T for the last 2 fiscal years of each Series.

Fiscal Years Ended	1/31/24	2/29/24	9/30/24	10/31/24	12/31/24	1/31/25	2/28/25	9/30/25	10/31/25	12/31/25
Registrant(1)	$0	$0	$0	$0	$0	$0	$0	$0	$2,109	$0
Eaton Vance(2)	$52,836	$52,836	$18,490	$18,490	$18,490	$18,490	$18,490	$18,490	$18,490	$18,490

(1)	Includes all of the Series of the Trust. During the fiscal years reported above, certain of the Funds were “feeder” funds in a “master-feeder” fund structure or funds of funds.
(2)	Various subsidiaries of Morgan Stanley act in either an investment advisory and/or service provider capacity with respect to the Series and/or their respective “master” funds (if applicable).

(h) The registrant’s audit committee has considered whether the provision by the registrant’s principal accountant of non-audit services to the registrant’s investment adviser and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant that were not pre-approved pursuant to Rule 2-01(c)(7)(ii) of Regulation S-X is compatible with maintaining the principal accountant’s independence.

(i) Not applicable.

(j) Not applicable.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Schedule of Investments

(a)	Please see schedule of investments contained in the Financial Statements and Financial Highlights included under Item 7 of this Form N-CSR.

(b)	Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies

Eaton Vance
Stock Fund
Annual Financial Statements and
Additional Information
December 31, 2025

This report must be preceded or accompanied by a current summary prospectus or prospectus. Before investing, investors should consider carefully the investment objective, risks, and charges and expenses of a mutual fund. This and other important information is contained in the prospectus and/or statement of additional information, which can be obtained by calling 1-800-262-1122 or from a financial intermediary. Prospective investors should read the prospectus carefully before investing.

Annual Financial Statements and Additional Information December 31, 2025
Eaton Vance
Stock Fund
Items 8, 9 and 11 of Form N-CSR are Not Applicable. For Item 10 of Form N-CSR, see Item 7.

Eaton Vance
Stock Fund
December 31, 2025
Statement of Assets and Liabilities

December 31, 2025
Assets
Investment in Stock Portfolio, at value (identified cost $42,014,347)	$103,799,950
Receivable for Fund shares sold	185,573
Receivable from affiliates	21,488
Other assets	2,858
Total assets	$104,009,869
Liabilities
Payable for Fund shares redeemed	$45,717
Payable to affiliates:
Distribution and service fees	18,798
Sub-transfer agency fee	3,493
Trustees' fees	125
Payable for custodian fee	7,013
Payable for transfer and dividend disbursing agent fees	8,155
Payable for legal and accounting services	30,843
Accrued expenses	2,418
Total liabilities	$116,562
Net Assets	$103,893,307
Sources of Net Assets
Paid-in capital	$64,694,406
Distributable earnings	39,198,901
Net Assets	$103,893,307
Class A Shares
Net Assets	$70,046,338
Shares Outstanding	3,201,442
Net Asset Value and Redemption Price Per Share (net assets ÷ shares of beneficial interest outstanding)	$21.88
Maximum Offering Price Per Share (100 ÷ 94.75 of net asset value per share)	$23.09
Class C Shares
Net Assets	$4,158,424
Shares Outstanding	207,249
Net Asset Value and Offering Price Per Share* (net assets ÷ shares of beneficial interest outstanding)	$20.06
Class I Shares
Net Assets	$29,688,545
Shares Outstanding	1,350,899
Net Asset Value, Offering Price and Redemption Price Per Share (net assets ÷ shares of beneficial interest outstanding)	$21.98
On sales of $50,000 or more, the offering price of Class A shares is reduced.
*	Redemption price per share is equal to the net asset value less any applicable contingent deferred sales charge.
1
See Notes to Financial Statements.

Eaton Vance
Stock Fund
December 31, 2025
Statement of Operations

Year Ended
December 31, 2025
Investment Income
Dividend income allocated from Portfolio (net of foreign taxes withheld of $6,551)	$759,842
Expenses allocated from Portfolio	(643,818)
Waiver and/or reimbursement of expenses by affiliates allocated from Portfolio	909
Total investment income from Portfolio	$116,933
Expenses
Distribution and service fees:
Class A	$171,813
Class C	41,393
Trustees’ fees and expenses	500
Custodian fee	19,975
Transfer and dividend disbursing agent fees	57,995
Legal and accounting services	64,210
Printing and postage	6,494
Registration fees	54,121
Miscellaneous	12,542
Total expenses	$429,043
Deduct:
Waiver and/or reimbursement of expenses by affiliates	$119,698
Total expense reductions	$119,698
Net expenses	$309,345
Net investment loss	$(192,412)
Realized and Unrealized Gain (Loss) from Portfolio
Net realized gain (loss):
Investment transactions	$6,151,489
Foreign currency transactions	235
Net realized gain	$6,151,724
Change in unrealized appreciation (depreciation):
Investments	$6,579,306
Foreign currency	17
Net change in unrealized appreciation (depreciation)	$6,579,323
Net realized and unrealized gain	$12,731,047
Net increase in net assets from operations	$12,538,635
2
See Notes to Financial Statements.

Eaton Vance
Stock Fund
December 31, 2025
Statements of Changes in Net Assets

	Year Ended December 31,
	2025	2024
Increase (Decrease) in Net Assets
From operations:
Net investment loss	$(192,412)	$(52,687)
Net realized gain	6,151,724	9,334,188
Net change in unrealized appreciation (depreciation)	6,579,323	15,162,589
Net increase in net assets from operations	$12,538,635	$24,444,090
Distributions to shareholders:
Class A	$(5,966,178)	$(8,836,063)
Class C	(372,937)	(557,293)
Class I	(2,514,565)	(3,460,762)
Total distributions to shareholders	$(8,853,680)	$(12,854,118)
Transactions in shares of beneficial interest:
Class A	$(81,217)	$8,093,276
Class C	(181,922)	(1,405,403)
Class I	1,932,220	777,609
Net increase in net assets from Fund share transactions	$1,669,081	$7,465,482
Net increase in net assets	$5,354,036	$19,055,454
Net Assets
At beginning of year	$98,539,271	$79,483,817
At end of year	$103,893,307	$98,539,271
3
See Notes to Financial Statements.

Eaton Vance
Stock Fund
December 31, 2025
Financial Highlights

	Class A
	Year Ended December 31,
	2025	2024	2023	2022	2021
Net asset value — Beginning of year	$21.05	$18.50	$17.51	$24.12	$22.12
Income (Loss) From Operations
Net investment income (loss)(1)	$(0.05)	$(0.02)	$0.05	$0.10	$0.05
Net realized and unrealized gain (loss)	2.84	5.66	4.14	(4.17)	4.96
Total income (loss) from operations	$2.79	$5.64	$4.19	$(4.07)	$5.01
Less Distributions
From net investment income	$—	$—	$(0.04)	$(0.12)	$(0.10)
From net realized gain	(1.96)	(3.09)	(3.16)	(2.42)	(2.91)
Total distributions	$(1.96)	$(3.09)	$(3.20)	$(2.54)	$(3.01)
Portfolio transaction fee, net(1)	$—	$—	$—	$0.00(2)	$0.00(2)
Net asset value — End of year	$21.88	$21.05	$18.50	$17.51	$24.12
Total Return(3)	13.24%	30.54%	24.02%	(16.78)%	22.78%
Ratios/Supplemental Data
Net assets, end of year (000’s omitted)	$70,046	$67,594	$52,274	$46,464	$61,304
Ratios (as a percentage of average daily net assets):(4)(5)
Total expenses	1.10%	1.08%	1.11%	1.11%	1.05%
Net expenses	0.98%(6)	0.98%(6)	0.98%(6)	0.98%(6)	0.98%
Net investment income (loss)	(0.23)%	(0.09)%	0.26%	0.49%	0.20%
Portfolio Turnover of the Portfolio	42%	44%	44%	52%	44%
(1)	Computed using average shares outstanding.
(2)	Amount is less than $0.005 or $(0.005), as applicable.
(3)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.
(4)	Total expenses do not reflect amounts reimbursed and/or waived by the adviser and administrator and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.
(5)	Includes the Fund’s share of the Portfolio’s allocated expenses.
(6)	Includes a reduction by the investment adviser of a portion of the Portfolio’s adviser fee due to the Portfolio’s investment in the Liquidity Fund (equal to less than 0.005% of average daily net assets for the years ended December 31, 2025, 2024, 2023 and 2022).
4
See Notes to Financial Statements.

Eaton Vance
Stock Fund
December 31, 2025
Financial Highlights — continued

	Class C
	Year Ended December 31,
	2025	2024	2023	2022	2021
Net asset value — Beginning of year	$19.57	$17.49	$16.79	$23.23	$21.40
Income (Loss) From Operations
Net investment loss(1)	$(0.20)	$(0.17)	$(0.09)	$(0.05)	$(0.13)
Net realized and unrealized gain (loss)	2.62	5.34	3.95	(4.01)	4.79
Total income (loss) from operations	$2.42	$5.17	$3.86	$(4.06)	$4.66
Less Distributions
From net realized gain	$(1.93)	$(3.09)	$(3.16)	$(2.38)	$(2.83)
Total distributions	$(1.93)	$(3.09)	$(3.16)	$(2.38)	$(2.83)
Portfolio transaction fee, net(1)	$—	$—	$—	$0.00(2)	$0.00(2)
Net asset value — End of year	$20.06	$19.57	$17.49	$16.79	$23.23
Total Return(3)	12.35%	29.61%	23.13%	(17.46)%	21.88%
Ratios/Supplemental Data
Net assets, end of year (000’s omitted)	$4,158	$4,237	$5,027	$5,579	$7,418
Ratios (as a percentage of average daily net assets):(4)(5)
Total expenses	1.85%	1.83%	1.86%	1.86%	1.80%
Net expenses	1.73%(6)	1.73%(6)	1.73%(6)	1.73%(6)	1.73%
Net investment loss	(0.98)%	(0.85)%	(0.49)%	(0.27)%	(0.55)%
Portfolio Turnover of the Portfolio	42%	44%	44%	52%	44%
(1)	Computed using average shares outstanding.
(2)	Amount is less than $0.005 or $(0.005), as applicable.
(3)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.
(4)	Total expenses do not reflect amounts reimbursed and/or waived by the adviser and administrator and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.
(5)	Includes the Fund’s share of the Portfolio’s allocated expenses.
(6)	Includes a reduction by the investment adviser of a portion of the Portfolio’s adviser fee due to the Portfolio’s investment in the Liquidity Fund (equal to less than 0.005% of average daily net assets for the years ended December 31, 2025, 2024, 2023 and 2022).
5
See Notes to Financial Statements.

Eaton Vance
Stock Fund
December 31, 2025
Financial Highlights — continued

	Class I
	Year Ended December 31,
	2025	2024	2023	2022	2021
Net asset value — Beginning of year	$21.14	$18.52	$17.52	$24.14	$22.13
Income (Loss) From Operations
Net investment income(1)	$0.00(2)	$0.03	$0.10	$0.15	$0.11
Net realized and unrealized gain (loss)	2.85	5.68	4.15	(4.18)	4.97
Total income (loss) from operations	$2.85	$5.71	$4.25	$(4.03)	$5.08
Less Distributions
From net investment income	$(0.05)	$—	$(0.09)	$(0.17)	$(0.16)
From net realized gain	(1.96)	(3.09)	(3.16)	(2.42)	(2.91)
Total distributions	$(2.01)	$(3.09)	$(3.25)	$(2.59)	$(3.07)
Portfolio transaction fee, net(1)	$—	$—	$—	$0.00(2)	$0.00(2)
Net asset value — End of year	$21.98	$21.14	$18.52	$17.52	$24.14
Total Return(3)	13.50%	30.89%	24.41%	(16.62)%	23.12%
Ratios/Supplemental Data
Net assets, end of year (000’s omitted)	$29,689	$26,708	$22,182	$22,027	$32,558
Ratios (as a percentage of average daily net assets):(4)(5)
Total expenses	0.85%	0.83%	0.86%	0.86%	0.80%
Net expenses	0.73%(6)	0.73%(6)	0.73%(6)	0.73%(6)	0.73%
Net investment income	0.02%	0.15%	0.51%	0.73%	0.45%
Portfolio Turnover of the Portfolio	42%	44%	44%	52%	44%
(1)	Computed using average shares outstanding.
(2)	Amount is less than $0.005 or $(0.005), as applicable.
(3)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.
(4)	Total expenses do not reflect amounts reimbursed and/or waived by the adviser and administrator and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.
(5)	Includes the Fund’s share of the Portfolio’s allocated expenses.
(6)	Includes a reduction by the investment adviser of a portion of the Portfolio’s adviser fee due to the Portfolio’s investment in the Liquidity Fund (equal to less than 0.005% of average daily net assets for the years ended December 31, 2025, 2024, 2023 and 2022).
6
See Notes to Financial Statements.

Eaton Vance
Stock Fund
December 31, 2025
Notes to Financial Statements

1  Significant Accounting Policies
Eaton Vance Stock Fund (the Fund) is a diversified series of Eaton Vance Mutual Funds Trust (the Trust). The Trust is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. The Fund offers three classes of shares. Class A shares are generally sold subject to a sales charge imposed at time of purchase. Class C shares are sold at net asset value and are generally subject to a contingent deferred sales charge (see Note 5). Effective November 5, 2020, Class C shares automatically convert to Class A shares eight years after their purchase as described in the Fund’s prospectus. Class I shares are sold at net asset value and are not subject to a sales charge. Each class represents a pro rata interest in the Fund, but votes separately on class-specific matters and (as noted below) is subject to different expenses. Realized and unrealized gains and losses and net investment income and losses, other than class-specific expenses, are allocated daily to each class of shares based on the relative net assets of each class to the total net assets of the Fund. Each class of shares differs in its distribution plan and certain other class-specific expenses. The Fund invests all of its investable assets in interests in Stock Portfolio (the Portfolio), a Massachusetts business trust, having the same investment objective and policies as the Fund. The value of the Fund’s investment in the Portfolio reflects the Fund’s proportionate interest in the net assets of the Portfolio (13.0% at December 31, 2025). The performance of the Fund is directly affected by the performance of the Portfolio. The financial statements of the Portfolio, including the portfolio of investments, are included elsewhere in this report and should be read in conjunction with the Fund’s financial statements.
The following is a summary of significant accounting policies of the Fund. The policies are in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP). The Fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946.
A  Investment Valuation—Valuation of securities by the Portfolio is discussed in Note 1A of the Portfolio's Notes to Financial Statements, which are included elsewhere in this report.
B  Income—The Fund's net investment income or loss consists of the Fund's pro rata share of the net investment income or loss of the Portfolio, less all actual and accrued expenses of the Fund.
C  Federal and Other Taxes—The Fund’s policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its net investment income, and all or substantially all of its net realized capital gains. Accordingly, no provision for federal income or excise tax is necessary. As of December 31, 2025, the Fund had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. The Fund files a U.S. federal income tax return annually after its fiscal year-end, which is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.
During this reporting period, the Fund adopted FASB Accounting Standards Update No. 2023-09, Income Taxes (Topic 740): Improvements to Income Tax Disclosures (ASU 2023-09), which requires annual disclosure of the amount of income taxes paid (net of refunds received) disaggregated by federal, state, and foreign taxes, and further disaggregated by individual jurisdiction in which income taxes paid is equal to or greater than 5% of total income taxes paid.
The adoption of ASU 2023-09 did not result in any changes to the Fund’s financial statement presentation or disclosure.
D  Expenses—The majority of expenses of the Trust are directly identifiable to an individual fund. Expenses which are not readily identifiable to a specific fund are allocated taking into consideration, among other things, the nature and type of expense and the relative size of the funds.
E  Use of Estimates—The preparation of the financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.
F  Indemnifications—Under the Trust’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Fund. Under Massachusetts law, if certain conditions prevail, shareholders of a Massachusetts business trust (such as the Trust) could be deemed to have personal liability for the obligations of the Trust. However, the Trust’s Declaration of Trust contains an express disclaimer of liability on the part of Fund shareholders and the By-laws provide that the Trust shall assume, upon request by the shareholder, the defense on behalf of any Fund shareholders. Moreover, the By-laws also provide for indemnification out of Fund property of any shareholder held personally liable solely by reason of being or having been a shareholder for all loss or expense arising from such liability. Additionally, in the normal course of business, the Fund enters into agreements with service providers that may contain indemnification clauses. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.
G  Other—Investment transactions are accounted for on a trade date basis.
H  Segment Reporting—The Fund operates as a single reportable segment, an investment company whose investment objective(s) is included in Note 1. The Fund’s President acts as the Fund's Chief Operating Decision Maker (CODM), who is responsible for assessing the performance of the Fund's single segment and deciding how to allocate the segment’s resources. To perform this function, the CODM reviews the information in the Fund’s financial statements.
7

Eaton Vance
Stock Fund
December 31, 2025
Notes to Financial Statements — continued

2  Distributions to Shareholders and Income Tax Information
It is the present policy of the Fund to make at least one distribution annually (normally in December) of all or substantially all of its net investment income and to distribute annually all or substantially all of its net realized capital gains. Distributions to shareholders are recorded on the ex-dividend date. Distributions are declared separately for each class of shares. Shareholders may reinvest income and capital gain distributions in additional shares of the same class of the Fund at the net asset value as of the ex-dividend date or, at the election of the shareholder, receive distributions in cash. Distributions to shareholders are determined in accordance with income tax regulations, which may differ from U.S. GAAP. As required by U.S. GAAP, only distributions in excess of tax basis earnings and profits are reported in the financial statements as a return of capital. Permanent differences between book and tax accounting relating to distributions are reclassified to paid-in capital. For tax purposes, distributions from short-term capital gains are considered to be from ordinary income.
The tax character of distributions declared for the years ended December 31, 2025 and December 31, 2024 was as follows:
	Year Ended December 31,
	2025	2024
Ordinary income	$142,012	$172,009
Long-term capital gains	$8,711,668	$12,682,109
During the year ended December 31, 2025, distributable earnings was decreased by $312,767 and paid-in capital was increased by $312,767 due to the Fund’s use of equalization accounting and differences between book and tax accounting for net operating losses. Tax equalization accounting allows the Fund to treat as a distribution that portion of redemption proceeds representing a redeeming shareholder’s portion of undistributed taxable income and net capital gains. These reclassifications had no effect on the net assets or net asset value per share of the Fund.
As of December 31, 2025, the components of distributable earnings (accumulated loss) on a tax basis were as follows:
Undistributed long-term capital gains	$ 1,060,495
Net unrealized appreciation	38,138,406
Distributable earnings	$39,198,901
3  Investment Adviser Fee and Other Transactions with Affiliates
The investment adviser fee is earned by Eaton Vance Management (EVM), an indirect, wholly-owned subsidiary of Morgan Stanley, as compensation for investment advisory services rendered to the Fund. The investment adviser fee is computed at an annual rate as a percentage of the Fund’s average daily net assets that are not invested in other investment companies for which EVM or its affiliates serve as investment adviser and receive an advisory fee as follows and is payable monthly:
Average Daily Net Assets	Annual Fee Rate
Up to $500 million	0.600%
$500 million but less than $1 billion	0.575%
$1 billion but less than $2.5 billion	0.550%
$2.5 billion but less than $5 billion	0.530%
$5 billion and over	0.515%
For the year ended December 31, 2025, the Fund incurred no investment adviser fee on such assets. To the extent that the Fund’s assets are invested in the Portfolio, the Fund is allocated its share of the Portfolio’s investment adviser fee. The Portfolio has engaged Boston Management and Research (BMR) to render investment advisory services. See Note 2 of the Portfolio’s Notes to Financial Statements which are included elsewhere in this report. EVM also serves as the administrator of the Fund, but receives no compensation.
8

Eaton Vance
Stock Fund
December 31, 2025
Notes to Financial Statements — continued

EVM has agreed to reimburse the Fund’s expenses to the extent that total annual operating expenses (relating to ordinary operating expenses only and excluding such expenses as brokerage commissions, acquired fund fees and expenses of unaffiliated funds, borrowing costs, taxes or litigation expenses) exceed 0.98%, 1.73% and 0.73% of the Fund’s average daily net assets for Class A, Class C and Class I, respectively. This agreement may be changed or terminated after May 1, 2026. Pursuant to this agreement, EVM waived and/or reimbursed $119,698 of the Fund’s operating expenses for the year ended December 31, 2025.
EVM provides sub-transfer agency and related services to the Fund pursuant to a Sub-Transfer Agency Support Services Agreement. For the year ended December 31, 2025, EVM earned $13,164 from the Fund pursuant to such agreement, which is included in transfer and dividend disbursing agent fees on the Statement of Operations. The Fund was informed that Eaton Vance Distributors, Inc. (EVD), an affiliate of EVM and the Fund’s principal underwriter, received $4,471 as its portion of the sales charge on sales of Class A shares for the year ended December 31, 2025. EVD also received distribution and service fees from Class A and Class C shares (see Note 4) and contingent deferred sales charges (see Note 5).
Trustees and officers of the Fund who are members of EVM’s or BMR’s organizations receive remuneration for their services to the Fund out of the investment adviser fee. Certain officers and Trustees of the Fund and the Portfolio are officers of the above organizations.
4  Distribution Plans
The Fund has in effect a distribution plan for Class A shares (Class A Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class A Plan, the Fund pays EVD a distribution and service fee of 0.25% per annum of its average daily net assets attributable to Class A shares for distribution services and facilities provided to the Fund by EVD, as well as for personal services and/or the maintenance of shareholder accounts. Distribution and service fees paid or accrued to EVD for the year ended December 31, 2025 amounted to $171,813 for Class A shares.
The Fund also has in effect a distribution plan for Class C shares (Class C Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class C Plan, the Fund pays EVD amounts equal to 0.75% per annum of its average daily net assets attributable to Class C shares for providing ongoing distribution services and facilities to the Fund. For the year ended December 31, 2025, the Fund paid or accrued to EVD $31,045 for Class C shares.
Pursuant to the Class C Plan, the Fund also makes payments of service fees to EVD, financial intermediaries and other persons in amounts equal to 0.25% per annum of its average daily net assets attributable to that class. Service fees paid or accrued are for personal services and/or the maintenance of shareholder accounts. They are separate and distinct from the sales commissions and distribution fees payable to EVD. Service fees paid or accrued for the year ended December 31, 2025 amounted to $10,348 for Class C shares.
Distribution and service fees are subject to the limitations contained in the Financial Industry Regulatory Authority Rule 2341(d).
5  Contingent Deferred Sales Charges
A contingent deferred sales charge (CDSC) of 1% generally is imposed on redemptions of Class C shares made within 12 months of purchase. Class A shares may be subject to a 1% CDSC if redeemed within 12 months of purchase (depending on the circumstances of purchase). Generally, the CDSC is based upon the lower of the net asset value at date of redemption or date of purchase. No charge is levied on shares acquired by reinvestment of dividends or capital gain distributions. For the year ended December 31, 2025, the Fund was informed that EVD received less than $100 CDSCs paid by Class A and Class C shareholders.
6  Investment Transactions
For the year ended December 31, 2025, increases and decreases in the Fund's investment in the Portfolio aggregated $4,602,478 and $12,203,340, respectively.
9

Eaton Vance
Stock Fund
December 31, 2025
Notes to Financial Statements — continued

7  Shares of Beneficial Interest
The Fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Such shares may be issued in a number of different series (such as the Fund) and classes. Transactions in Fund shares, including direct exchanges pursuant to share class conversions, were as follows:
	Year Ended December 31, 2025		Year Ended December 31, 2024
	Shares	Amount	Shares	Amount
Class A
Sales	200,735	$ 4,327,229	525,050	$11,477,192
Issued to shareholders electing to receive payments of distributions in Fund shares	265,562	5,815,813	408,679	8,586,342
Redemptions	(475,335)	(10,224,259)	(548,995)	(11,970,258)
Net increase (decrease)	(9,038)	$ (81,217)	384,734	$ 8,093,276
Class C
Sales	17,285	$ 348,931	44,845	$ 924,343
Issued to shareholders electing to receive payments of distributions in Fund shares	18,554	372,937	28,448	555,867
Redemptions	(45,104)	(903,790)	(144,179)	(2,885,613)
Net decrease	(9,265)	$ (181,922)	(70,886)	$(1,405,403)
Class I
Sales	228,176	$ 4,971,247	821,099	$17,979,098
Issued to shareholders electing to receive payments of distributions in Fund shares	114,299	2,514,565	164,095	3,460,762
Redemptions	(255,169)	(5,553,592)	(919,523)	(20,662,251)
Net increase	87,306	$ 1,932,220	65,671	$ 777,609
8  Line of Credit
The Fund participates with other portfolios and funds managed by EVM and its affiliates in a $650 million unsecured revolving line of credit agreement with a group of banks, which is in effect through October 20, 2026. Borrowings are made by the Fund solely for temporary purposes related to redemptions and other short-term cash needs. Interest is charged to the Fund based on its borrowings generally at an amount above either the Secured Overnight Financing Rate (SOFR) or Federal Funds rate. In addition, a fee computed at an annual rate of 0.15% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. In connection with the renewal of the agreement in October 2025, an arrangement fee of $150,000 was incurred that was allocated to the participating portfolios and funds. Because the line of credit is not available exclusively to the Fund, it may be unable to borrow some or all of its requested amounts at any particular time. The Fund did not have any significant borrowings or allocated fees during the year ended December 31, 2025.
10

Eaton Vance
Stock Fund
December 31, 2025
Report of Independent Registered Public Accounting Firm

To the Trustees of Eaton Vance Mutual Funds Trust and Shareholders of Eaton Vance Stock Fund:
Opinion on the Financial Statements and Financial Highlights
We have audited the accompanying statement of assets and liabilities of Eaton Vance Stock Fund (the “Fund”), one of the funds constituting Eaton Vance Mutual Funds Trust, as of December 31, 2025, the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended, and the related notes (collectively referred to as the “financial statements and financial highlights”). In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Fund as of December 31, 2025, and the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on the Fund's financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. We believe that our audits provide a reasonable basis for our opinion.
/s/ Deloitte & Touche LLP
Boston, Massachusetts
February 23, 2026
We have served as the auditor of one or more Eaton Vance investment companies since 1959.
11

Eaton Vance
Stock Fund
December 31, 2025
Federal Tax Information (Unaudited)

The Form 1099-DIV you received in February 2026 showed the tax status of all distributions paid to your account in calendar year 2025. Shareholders are advised to consult their own tax adviser with respect to the tax consequences of their investment in the Fund. As required by the Internal Revenue Code and/or regulations, shareholders must be notified regarding the status of qualified dividend income for individuals, the dividends received deduction for corporations and capital gains dividends.
Qualified Dividend Income. For the fiscal year ended December 31, 2025, the Fund designates approximately $704,724, or up to the maximum amount of such dividends allowable pursuant to the Internal Revenue Code, as qualified dividend income eligible for the reduced tax rate of 15%.
Dividends Received Deduction. Corporate shareholders are generally entitled to take the dividends received deduction on the portion of the Fund’s dividend distribution that qualifies under tax law. For the Fund’s fiscal 2025 ordinary income dividends, 100% qualifies for the corporate dividends received deduction.
Capital Gains Dividends. The Fund hereby designates as a capital gain dividend with respect to the taxable year ended December 31, 2025, $7,555,248 or, if subsequently determined to be different, the net capital gain of such year.
12

Stock Portfolio
December 31, 2025
Portfolio of Investments

Common Stocks — 99.6%
Security	Shares	Value
Aerospace & Defense — 0.9%
HEICO Corp.	23,198	$ 7,506,641
		$ 7,506,641
Beverages — 2.2%
Coca-Cola Co.	245,810	$ 17,184,577
		$ 17,184,577
Biotechnology — 2.7%
AbbVie, Inc.	68,817	$ 15,723,996
Argenx SE ADR(1)	6,959	5,852,171
		$ 21,576,167
Broadline Retail — 5.2%
Amazon.com, Inc.(1)	178,010	$ 41,088,268
		$ 41,088,268
Building Products — 0.9%
Carrier Global Corp.	142,276	$ 7,517,864
		$ 7,517,864
Capital Markets — 5.2%
Intercontinental Exchange, Inc.	64,447	$ 10,437,836
LPL Financial Holdings, Inc.	26,231	9,368,926
S&P Global, Inc.	24,120	12,604,871
Tradeweb Markets, Inc., Class A	85,057	9,147,030
		$ 41,558,663
Commercial Services & Supplies — 1.1%
Waste Connections, Inc.	48,715	$ 8,542,662
		$ 8,542,662
Consumer Staples Distribution & Retail — 1.8%
Walmart, Inc.	131,428	$ 14,642,394
		$ 14,642,394
Electrical Equipment — 3.6%
AMETEK, Inc.	46,394	$ 9,525,152
Eaton Corp. PLC	37,888	12,067,707
Siemens Energy AG(1)	51,808	7,268,069
		$ 28,860,928
Security	Shares	Value
Electronic Equipment, Instruments & Components — 1.4%
Amphenol Corp., Class A	81,963	$ 11,076,480
		$ 11,076,480
Entertainment — 4.7%
Liberty Media Corp.-Liberty Formula One, Class C(1)	118,307	$ 11,654,423
Live Nation Entertainment, Inc.(1)	61,962	8,829,585
Netflix, Inc.(1)	131,452	12,324,939
Spotify Technology SA(1)	8,506	4,939,519
		$ 37,748,466
Financial Services — 5.2%
Rocket Cos., Inc., Class A	807,265	$ 15,628,651
Shift4 Payments, Inc., Class A(1)	58,767	3,700,558
Visa, Inc., Class A	63,406	22,237,118
		$ 41,566,327
Health Care Equipment & Supplies — 1.1%
Edwards Lifesciences Corp.(1)	106,707	$ 9,096,772
		$ 9,096,772
Health Care Providers & Services — 1.7%
McKesson Corp.	9,279	$ 7,611,471
Quest Diagnostics, Inc.	36,343	6,306,601
		$ 13,918,072
Hotels, Restaurants & Leisure — 2.4%
Domino's Pizza, Inc.	24,372	$ 10,158,737
Marriott International, Inc., Class A	28,611	8,876,277
		$ 19,035,014
Insurance — 1.1%
Arthur J. Gallagher & Co.	34,795	$ 9,004,598
		$ 9,004,598
Interactive Media & Services — 10.2%
Alphabet, Inc., Class C	170,143	$ 53,390,874
Meta Platforms, Inc., Class A	41,756	27,562,718
		$ 80,953,592
Life Sciences Tools & Services — 1.4%
Thermo Fisher Scientific, Inc.	18,558	$ 10,753,433
		$ 10,753,433

13
See Notes to Financial Statements.

Stock Portfolio
December 31, 2025
Portfolio of Investments — continued

Security	Shares	Value
Machinery — 0.9%
Parker-Hannifin Corp.	7,733	$ 6,796,998
		$ 6,796,998
Oil, Gas & Consumable Fuels — 2.4%
ConocoPhillips	112,120	$ 10,495,553
EQT Corp.	155,422	8,330,619
		$ 18,826,172
Pharmaceuticals — 2.8%
Eli Lilly & Co.	20,877	$ 22,436,094
		$ 22,436,094
Professional Services — 1.4%
TransUnion	128,685	$ 11,034,739
		$ 11,034,739
Real Estate Management & Development — 1.9%
CoStar Group, Inc.(1)	131,451	$ 8,838,765
FirstService Corp.	41,755	6,494,155
		$ 15,332,920
Semiconductors & Semiconductor Equipment — 16.5%
Analog Devices, Inc.	40,981	$ 11,114,047
Broadcom, Inc.	95,108	32,916,879
Lam Research Corp.	76,502	13,095,612
NVIDIA Corp.	397,578	74,148,297
		$131,274,835
Software — 11.4%
Fair Isaac Corp.(1)	5,426	$ 9,173,304
Microsoft Corp.	128,862	62,320,241
Palo Alto Networks, Inc.(1)	53,051	9,771,994
Synopsys, Inc.(1)	20,878	9,806,814
		$ 91,072,353
Specialty Retail — 2.6%
Burlington Stores, Inc.(1)	37,115	$ 10,720,668
TJX Cos., Inc.	67,273	10,333,805
		$ 21,054,473
Security	Shares	Value
Technology Hardware, Storage & Peripherals — 6.9%
Apple, Inc.	202,358	$ 55,013,046
		$ 55,013,046
Total Common Stocks (identified cost $404,888,202)		$794,472,548

Short-Term Investments — 0.4%
Security	Shares	Value
Morgan Stanley Institutional Liquidity Funds - Government Portfolio, Institutional Class, 3.69%(2)	3,042,492	$ 3,042,492
Total Short-Term Investments (identified cost $3,042,492)		$ 3,042,492
Total Investments — 100.0% (identified cost $407,930,694)		$797,515,040
Other Assets, Less Liabilities — (0.0)%†		$ (356,034)
Net Assets — 100.0%		$797,159,006
The percentage shown for each investment category in the Portfolio of Investments is based on net assets.
†	Amount is less than 0.05% or (0.05)%, as applicable.
(1)	Non-income producing security.
(2)	May be deemed to be an affiliated investment company (see Note 6). The rate shown is the annualized seven-day yield as of December 31, 2025.
Abbreviations:
ADR	– American Depositary Receipt

14
See Notes to Financial Statements.

Stock Portfolio
December 31, 2025
Statement of Assets and Liabilities

December 31, 2025
Assets
Unaffiliated investments, at value (identified cost $404,888,202)	$794,472,548
Affiliated investments, at value (identified cost $3,042,492)	3,042,492
Dividends receivable	147,315
Dividends receivable from affiliated investments	9,713
Tax reclaims receivable	9,292
Trustees' deferred compensation plan	70,579
Total assets	$797,751,939
Liabilities
Payable to affiliates:
Investment adviser fee	$402,057
Trustees' fees	12,043
Trustees' deferred compensation plan	70,579
Payable for custodian fee	64,851
Payable for legal and accounting services	40,151
Accrued expenses	3,252
Total liabilities	$592,933
Net Assets applicable to investors' interest in Portfolio	$797,159,006
15
See Notes to Financial Statements.

Stock Portfolio
December 31, 2025
Statement of Operations

Year Ended
December 31, 2025
Investment Income
Dividend income (net of foreign taxes withheld of $49,152)	$5,499,081
Dividend income from affiliated investments	193,687
Total investment income	$5,692,768
Expenses
Investment adviser fee	$4,487,156
Trustees’ fees and expenses	50,258
Custodian fee	186,080
Legal and accounting services	70,394
Miscellaneous	34,772
Total expenses	$4,828,660
Deduct:
Waiver and/or reimbursement of expenses by affiliates	$6,822
Total expense reductions	$6,822
Net expenses	$4,821,838
Net investment income	$870,930
Realized and Unrealized Gain (Loss)
Net realized gain (loss):
Investment transactions	$46,068,817
Foreign currency transactions	1,765
Net realized gain	$46,070,582
Change in unrealized appreciation (depreciation):
Investments	$50,472,308
Foreign currency	127
Net change in unrealized appreciation (depreciation)	$50,472,435
Net realized and unrealized gain	$96,543,017
Net increase in net assets from operations	$97,413,947
16
See Notes to Financial Statements.

Stock Portfolio
December 31, 2025
Statements of Changes in Net Assets

	Year Ended December 31,
	2025	2024
Increase (Decrease) in Net Assets
From operations:
Net investment income	$870,930	$1,762,893
Net realized gain	46,070,582	68,213,141
Net change in unrealized appreciation (depreciation)	50,472,435	112,517,896
Net increase in net assets from operations	$97,413,947	$182,493,930
Capital transactions:
Contributions	$20,295,470	$33,145,342
Withdrawals	(67,501,353)	(63,170,365)
Net decrease in net assets from capital transactions	$(47,205,883)	$(30,025,023)
Net increase in net assets	$50,208,064	$152,468,907
Net Assets
At beginning of year	$746,950,942	$594,482,035
At end of year	$797,159,006	$746,950,942
17
See Notes to Financial Statements.

Stock Portfolio
December 31, 2025
Financial Highlights

	Year Ended December 31,
Ratios/Supplemental Data	2025	2024	2023	2022	2021
Ratios (as a percentage of average daily net assets):(1)
Total expenses	0.64%	0.63%	0.64%	0.64%	0.63%
Net expenses	0.64%(2)	0.63%(2)	0.64%(2)	0.64%(2)	0.63%
Net investment income	0.11%	0.25%	0.60%	0.82%	0.55%
Portfolio Turnover	42%	44%	44%	52%	44%
Total Return	13.48%	30.99%	24.43%	(16.49)%	23.21%
Net assets, end of year (000’s omitted)	$797,159	$746,951	$594,482	$550,036	$871,310
(1)	Total expenses do not reflect amounts reimbursed and/or waived by the adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Portfolio.
(2)	Includes a reduction by the investment adviser of a portion of its adviser fee due to the Portfolio’s investment in the Liquidity Fund (equal to less than 0.005% of average daily net assets for the years ended December 31, 2025, 2024, 2023 and 2022).
18
See Notes to Financial Statements.

Stock Portfolio
December 31, 2025
Notes to Financial Statements

1  Significant Accounting Policies
Stock Portfolio (the Portfolio) is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as a diversified, open-end management investment company. The Portfolio's investment objective is to achieve long-term capital appreciation by investing in a diversified portfolio of equity securities. The Declaration of Trust permits the Trustees to issue interests in the Portfolio. At December 31, 2025, Eaton Vance Stock Fund and Eaton Vance Balanced Fund held an interest of 13.0% and 87.0%, respectively, in the Portfolio.
The following is a summary of significant accounting policies of the Portfolio. The policies are in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP). The Portfolio is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946.
A  Investment Valuation—The following methodologies are used to determine the market value or fair value of investments.
Equity Securities. Equity securities listed on a U.S. securities exchange generally are valued at the last sale or closing price on the day of valuation or, if no sales took place on such date, at the mean between the closing bid and ask prices on the exchange where such securities are principally traded. Equity securities listed on the NASDAQ National Market System are valued at the NASDAQ official closing price. Unlisted or listed securities for which closing sales prices or closing quotations are not available are valued at the mean between the latest available bid and ask prices.
Foreign Currencies. Foreign currencies are valued in U.S. dollars, based on foreign currency exchange rate quotations supplied by a third party pricing service. The pricing service uses a proprietary model to determine the exchange rate. Inputs to the model include reported trades and implied bid/ask spreads.
Other. Investments in management investment companies (including money market funds) that do not trade on an exchange are valued at the net asset value as of the close of each business day.
Fair Valuation. In connection with Rule 2a-5 of the 1940 Act, the Trustees have designated the Portfolio’s investment adviser as its valuation designee. Investments for which valuations or market quotations are not readily available or are deemed unreliable are valued by the investment adviser, as valuation designee, at fair value using methods that most fairly reflect the security’s “fair value”, which is the amount that the Portfolio might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies or entities, quotations or relevant information obtained from broker/dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s or entity’s financial statements, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.
B  Investment Transactions—Investment transactions for financial statement purposes are accounted for on a trade date basis. Realized gains and losses on investments sold are determined on the basis of identified cost.
C  Income—Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities. However, if the ex-dividend date has passed, certain dividends from foreign securities are recorded as the Portfolio is informed of the ex-dividend date. Withholding taxes on foreign dividends and capital gains have been provided for in accordance with the Portfolio’s understanding of the applicable countries’ tax rules and rates.
D  Federal and Other Taxes—The Portfolio has elected to be treated as a partnership for federal tax purposes. No provision is made by the Portfolio for federal or state taxes on any taxable income of the Portfolio because each investor in the Portfolio is ultimately responsible for the payment of any taxes on its share of taxable income. Since at least one of the Portfolio's investors is a regulated investment company that invests all or substantially all of its assets in the Portfolio, the Portfolio normally must satisfy the applicable source of income and diversification requirements (under the Internal Revenue Code) in order for its investors to satisfy them. The Portfolio will allocate, at least annually among its investors, each investor's distributive share of the Portfolio's net investment income, net realized capital gains and losses and any other items of income, gain, loss, deduction or credit.
As of December 31, 2025, the Portfolio had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. The Portfolio files a U.S. federal income tax return annually after its fiscal year-end, which is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.
During this reporting period, the Portfolio adopted FASB Accounting Standards Update No. 2023-09, Income Taxes (Topic 740): Improvements to Income Tax Disclosures (ASU 2023-09), which requires annual disclosure of the amount of income taxes paid (net of refunds received) disaggregated by federal, state, and foreign taxes, and further disaggregated by individual jurisdiction in which income taxes paid is equal to or greater than 5% of total income taxes paid. The adoption of ASU 2023-09 did not result in any changes to the Portfolio’s financial statement presentation or disclosure.
E  Foreign Currency Translation—Other assets and liabilities initially expressed in foreign currencies are translated each business day into U.S. dollars based upon current exchange rates. Income and expenses denominated in foreign currencies are translated into U.S. dollars based upon currency exchange rates in effect on the respective dates of such transactions.
19

Stock Portfolio
December 31, 2025
Notes to Financial Statements — continued

F  Use of Estimates—The preparation of the financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.
G  Indemnifications—Under the Portfolio’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Portfolio. Under Massachusetts law, if certain conditions prevail, interestholders in the Portfolio could be deemed to have personal liability for the obligations of the Portfolio. However, the Portfolio’s Declaration of Trust contains an express disclaimer of liability on the part of Portfolio interestholders. Additionally, in the normal course of business, the Portfolio enters into agreements with service providers that may contain indemnification clauses. The Portfolio’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Portfolio that have not yet occurred.
H  Segment Reporting—The Portfolio operates as a single reportable segment, an investment company whose investment objective(s) is included in Note 1. The Portfolio’s President acts as the Portfolio's Chief Operating Decision Maker (CODM), who is responsible for assessing the performance of the Portfolio's single segment and deciding how to allocate the segment’s resources. To perform this function, the CODM reviews the information in the Portfolio’s financial statements.
2  Investment Adviser Fee and Other Transactions with Affiliates
The investment adviser fee is earned by Boston Management and Research (BMR), an indirect, wholly-owned subsidiary of Morgan Stanley, as compensation for investment advisory services rendered to the Portfolio. The fee is computed at an annual rate as a percentage of the Portfolio’s average daily net assets as follows and is payable monthly:
Average Daily Net Assets	Annual Fee Rate
Up to $500 million	0.600%
$500 million but less than $1 billion	0.575%
$1 billion but less than $2.5 billion	0.550%
$2.5 billion but less than $5 billion	0.530%
$5 billion and over	0.515%
For the year ended December 31, 2025, the Portfolio's investment adviser fee amounted to $4,487,156 or 0.59% of the Portfolio’s average daily net assets.
The Portfolio may invest in a money market fund, the Institutional Class of the Morgan Stanley Institutional Liquidity Funds - Government Portfolio (the “Liquidity Fund”), an open-end management investment company managed by Morgan Stanley Investment Management Inc., a wholly-owned subsidiary of Morgan Stanley. The investment adviser fee paid by the Portfolio is reduced by an amount equal to its pro rata share of the advisory and administration fees paid by the Portfolio due to its investment in the Liquidity Fund. For the year ended December 31, 2025, the investment adviser fee paid was reduced by $6,822 relating to the Portfolio's investment in the Liquidity Fund.
Trustees and officers of the Portfolio who are members of BMR’s organization receive remuneration for their services to the Portfolio out of the investment adviser fee. Trustees of the Portfolio who are not affiliated with the investment adviser may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. Certain officers and Trustees of the Portfolio are officers of the above organization.
3  Purchases and Sales of Investments
Purchases and sales of investments, other than short-term obligations, aggregated $322,377,633 and $370,253,820, respectively, for the year ended December 31, 2025.
20

Stock Portfolio
December 31, 2025
Notes to Financial Statements — continued

4  Federal Income Tax Basis of Investments
The cost and unrealized appreciation (depreciation) of investments of the Portfolio at December 31, 2025, as determined on a federal income tax basis, were as follows:
Aggregate cost	$409,999,434
Gross unrealized appreciation	$395,429,111
Gross unrealized depreciation	(7,913,505)
Net unrealized appreciation	$387,515,606
5  Line of Credit
The Portfolio participates with other portfolios and funds managed by BMR and its affiliates in a $650 million unsecured revolving line of credit agreement with a group of banks, which is in effect through October 20, 2026. Borrowings are made by the Portfolio solely for temporary purposes related to redemptions and other short-term cash needs. Interest is charged to the Portfolio based on its borrowings generally at an amount above either the Secured Overnight Financing Rate (SOFR) or Federal Funds rate. In addition, a fee computed at an annual rate of 0.15% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. In connection with the renewal of the agreement in October 2025, an arrangement fee of $150,000 was incurred that was allocated to the participating portfolios and funds. Because the line of credit is not available exclusively to the Portfolio, it may be unable to borrow some or all of its requested amounts at any particular time. The Portfolio did not have any significant borrowings or allocated fees during the year ended December 31, 2025.
6   Affiliated Investments
At December 31, 2025, the value of the Portfolio's investment in funds that may be deemed to be affiliated was $3,042,492, which represents 0.4% of the Portfolio's net assets. Transactions in such investments by the Portfolio for the year ended December 31, 2025 were as follows:
Name	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Dividend income	Shares, end of period
Short-Term Investments
Liquidity Fund	$1,361,413	$118,386,435	$(116,705,356)	$ —	$ —	$3,042,492	$193,687	3,042,492
7  Fair Value Measurements
Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.
•	Level 1 – quoted prices in active markets for identical investments
•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including a fund's own assumptions in determining the fair value of investments)
In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
21

Stock Portfolio
December 31, 2025
Notes to Financial Statements — continued

At December 31, 2025, the hierarchy of inputs used in valuing the Portfolio's investments, which are carried at fair value, were as follows:
Asset Description	Level 1	Level 2	Level 3	Total
Common Stocks:
Communication Services	$118,702,058	$ —	$ —	$118,702,058
Consumer Discretionary	81,177,755	—	—	81,177,755
Consumer Staples	31,826,971	—	—	31,826,971
Energy	18,826,172	—	—	18,826,172
Financials	92,129,588	—	—	92,129,588
Health Care	77,780,538	—	—	77,780,538
Industrials	62,991,763	7,268,069	—	70,259,832
Information Technology	288,436,714	—	—	288,436,714
Real Estate	15,332,920	—	—	15,332,920
Total Common Stocks	$787,204,479	$7,268,069*	$ —	$794,472,548
Short-Term Investments	$ 3,042,492	$ —	$ —	$ 3,042,492
Total Investments	$790,246,971	$ 7,268,069	$ —	$797,515,040
*	Includes foreign equity securities whose values were adjusted to reflect market trading of comparable securities or other correlated instruments that occurred after the close of trading in their applicable foreign markets.
22

Stock Portfolio
December 31, 2025
Report of Independent Registered Public Accounting Firm

To the Trustees and Investors of Stock Portfolio:
Opinion on the Financial Statements and Financial Highlights
We have audited the accompanying statement of assets and liabilities of Stock Portfolio (the “Portfolio”), including the portfolio of investments, as of December 31, 2025, the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended, and the related notes (collectively referred to as the “financial statements and financial highlights”). In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Portfolio as of December 31, 2025, and the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements and financial highlights are the responsibility of the Portfolio's management. Our responsibility is to express an opinion on the Portfolio's financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Portfolio in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB and in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Portfolio is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Portfolio’s internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of securities owned as of December 31, 2025, by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
/s/ Deloitte & Touche LLP
Boston, Massachusetts
February 23, 2026
We have served as the auditor of one or more Eaton Vance investment companies since 1959.
23

This Page Intentionally Left Blank

EAERX-NCSR    12.31.25

Eaton Vance
Tax-Managed Growth Funds 1.1 and 1.2
Annual Financial Statements and
Additional Information
December 31, 2025

This report must be preceded or accompanied by a current summary prospectus or prospectus. Before investing, investors should consider carefully the investment objective, risks, and charges and expenses of a mutual fund. This and other important information is contained in the prospectus and/or statement of additional information, which can be obtained by calling 1-800-262-1122 or from a financial intermediary. Prospective investors should read the prospectus carefully before investing.

Annual Financial Statements and Additional Information December 31, 2025
Eaton Vance
Tax-Managed Growth Funds 1.1 and 1.2
Items 8, 9 and 11 of Form N-CSR are Not Applicable. For Item 10 of Form N-CSR, see Item 7.

Eaton Vance
Tax-Managed Growth Funds 1.1 and 1.2
December 31, 2025
Statements of Assets and Liabilities

	December 31, 2025
	Tax-Managed Growth Fund 1.1	Tax-Managed Growth Fund 1.2
Assets
Investment in Tax-Managed Growth Portfolio, at value	$2,980,835,680	$1,733,510,293
Receivable for Fund shares sold	150,870	574,466
Total assets	$2,980,986,550	$1,734,084,759
Liabilities
Payable for Fund shares redeemed	$859,325	$525,653
Payable to affiliates:
Administration fee	—	221,510
Distribution and service fees	531,168	297,738
Sub-transfer agency fee	54,122	19,980
Trustees' fees	125	125
Payable for transfer and dividend disbursing agent fees	92,814	53,825
Accrued expenses	129,738	105,109
Total liabilities	$1,667,292	$1,223,940
Net Assets	$2,979,319,258	$1,732,860,819
Sources of Net Assets
Paid-in capital	$1,143,207,688	$838,328,077
Distributable earnings	1,836,111,570	894,532,742
Net Assets	$2,979,319,258	$1,732,860,819
Class A Shares
Net Assets	$2,470,911,122	$1,170,620,534
Shares Outstanding	18,750,556	19,526,461
Net Asset Value and Redemption Price Per Share (net assets ÷ shares of beneficial interest outstanding)	$131.78	$59.95
Maximum Offering Price Per Share (100 ÷ 94.75 of net asset value per share)	$139.08	$63.27
Class C Shares
Net Assets	$4,749,354	$57,120,621
Shares Outstanding	41,042	1,007,790
Net Asset Value and Offering Price Per Share* (net assets ÷ shares of beneficial interest outstanding)	$115.72	$56.68
Class I Shares
Net Assets	$503,658,782	$505,119,664
Shares Outstanding	4,124,944	8,400,399
Net Asset Value, Offering Price and Redemption Price Per Share (net assets ÷ shares of beneficial interest outstanding)	$122.10	$60.13
On sales of $50,000 or more, the offering price of Class A shares is reduced.
*	Redemption price per share is equal to the net asset value less any applicable contingent deferred sales charge.

See Notes to Financial Statements.

Eaton Vance
Tax-Managed Growth Funds 1.1 and 1.2
December 31, 2025
Statements of Operations

	Year Ended December 31, 2025
	Tax-Managed Growth Fund 1.1	Tax-Managed Growth Fund 1.2
Investment Income
Dividend income allocated from Portfolio (net of foreign taxes, $124,250 and $71,152, respectively)	$25,727,349	$14,749,483
Expenses allocated from Portfolio	(11,818,945)	(6,779,355)
Waiver and/or reimbursement of expenses by affiliates allocated from Portfolio	13,486	7,717
Total investment income from Portfolio	$13,921,890	$7,977,845
Expenses
Administration fee	$—	$2,403,342
Distribution and service fees:
Class A	5,820,706	2,723,235
Class C	48,860	544,125
Trustees’ fees and expenses	500	500
Custodian fee	54,983	54,995
Transfer and dividend disbursing agent fees	739,082	380,789
Professional fees	156,634	102,125
Printing and postage	25,997	22,582
Registration fees	54,201	85,472
ReFlow liquidity program fees	104,523	41,720
Miscellaneous	47,826	26,051
Total expenses	$7,053,312	$6,384,936
Net investment income	$6,868,578	$1,592,909
Realized and Unrealized Gain (Loss) from Portfolio
Net realized gain (loss):
Investment transactions	$127,290,253	$72,998,103
Written options	(822,663)	(470,999)
Foreign currency transactions	2,351	1,348
Net realized gain	$126,469,941	$72,528,452
Change in unrealized appreciation (depreciation):
Investments	$303,275,107	$174,773,420
Foreign currency	15,095	8,612
Net change in unrealized appreciation (depreciation)	$303,290,202	$174,782,032
Net realized and unrealized gain	$429,760,143	$247,310,484
Net increase in net assets from operations	$436,628,721	$248,903,393

See Notes to Financial Statements.

Eaton Vance
Tax-Managed Growth Funds 1.1 and 1.2
December 31, 2025
Statements of Changes in Net Assets

	Tax-Managed Growth Fund 1.1
	Year Ended December 31, 2025	Year Ended December 31, 2024
Increase (Decrease) in Net Assets
From operations:
Net investment income	$6,868,578	$10,737,930
Net realized gain	126,469,941	126,162,796
Net change in unrealized appreciation (depreciation)	303,290,202	420,014,636
Net increase in net assets from operations	$436,628,721	$556,915,362
Distributions to shareholders:
Class A	$(72,085,239)	$(46,800,135)
Class C	(149,335)	(103,506)
Class I	(17,206,797)	(10,607,440)
Total distributions to shareholders	$(89,441,371)	$(57,511,081)
Transactions in shares of beneficial interest:
Class A	$(72,150,415)	$(92,952,497)
Class C	(1,037,216)	(1,850,039)
Class I	21,981,675	19,901,132
Net decrease in net assets from Fund share transactions	$(51,205,956)	$(74,901,404)
Net increase in net assets	$295,981,394	$424,502,877
Net Assets
At beginning of year	$2,683,337,864	$2,258,834,987
At end of year	$2,979,319,258	$2,683,337,864

See Notes to Financial Statements.

Eaton Vance
Tax-Managed Growth Funds 1.1 and 1.2
December 31, 2025
Statements of Changes in Net Assets — continued

	Tax-Managed Growth Fund 1.2
	Year Ended December 31, 2025	Year Ended December 31, 2024
Increase (Decrease) in Net Assets
From operations:
Net investment income	$1,592,909	$3,863,381
Net realized gain	72,528,452	70,294,001
Net change in unrealized appreciation (depreciation)	174,782,032	233,387,845
Net increase in net assets from operations	$248,903,393	$307,545,227
Distributions to shareholders:
Class A	$(24,409,667)	$(15,648,923)
Class C	(1,244,445)	(761,860)
Class I	(11,718,557)	(7,343,428)
Total distributions to shareholders	$(37,372,669)	$(23,754,211)
Transactions in shares of beneficial interest:
Class A	$(13,460,071)	$(9,018,886)
Class C	(3,630,227)	(4,331,176)
Class I	18,616,989	10,085,850
Net increase (decrease) in net assets from Fund share transactions	$1,526,691	$(3,264,212)
Net increase in net assets	$213,057,415	$280,526,804
Net Assets
At beginning of year	$1,519,803,404	$1,239,276,600
At end of year	$1,732,860,819	$1,519,803,404

See Notes to Financial Statements.

Eaton Vance
Tax-Managed Growth Funds 1.1 and 1.2
December 31, 2025
Financial Highlights

	Tax-Managed Growth Fund 1.1 — Class A
	Year Ended December 31,
	2025	2024	2023	2022	2021
Net asset value — Beginning of year	$116.37	$94.95	$74.46	$93.81	$75.51
Income (Loss) From Operations
Net investment income(1)	$0.25	$0.42	$0.55	$0.49	$0.34
Net realized and unrealized gain (loss)	19.09	23.46	20.49	(19.36)	18.29
Total income (loss) from operations	$19.34	$23.88	$21.04	$(18.87)	$18.63
Less Distributions
From net investment income	$(0.25)	$(0.41)	$(0.55)	$(0.48)	$(0.33)
From net realized gain	(3.68)	(2.05)	—	—	—
Total distributions	$(3.93)	$(2.46)	$(0.55)	$(0.48)	$(0.33)
Net asset value — End of year	$131.78	$116.37	$94.95	$74.46	$93.81
Total Return(2)	16.66%	25.16%	28.24%	(20.11)%	24.68%
Ratios/Supplemental Data
Net assets, end of year (000’s omitted)	$2,470,911	$2,252,700	$1,921,882	$1,598,685	$2,108,253
Ratios (as a percentage of average daily net assets):(3)(4)
Total expenses	0.72%	0.72%	0.74%	0.74%	0.73%
Net expenses	0.72%(5)	0.72%(5)	0.74%(5)	0.74%(5)	0.73%
Net investment income	0.21%	0.39%	0.65%	0.62%	0.40%
Portfolio Turnover of the Portfolio(6)	14%	7%	7%	3%	1%
(1)	Computed using average shares outstanding.
(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.
(3)	Total expenses do not reflect amounts reimbursed and/or waived by the adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.
(4)	Includes the Fund’s share of the Portfolio’s allocated expenses.
(5)	Includes a reduction by the investment adviser of a portion of the Portfolio’s adviser fee due to the Portfolio’s investment in the Liquidity Fund (equal to less than 0.005% of average daily net assets for the years ended December 31, 2025, 2024, 2023 and 2022).
(6)	Excludes the value of portfolio securities contributed or distributed as a result of in-kind shareholder transactions.

See Notes to Financial Statements.

Eaton Vance
Tax-Managed Growth Funds 1.1 and 1.2
December 31, 2025
Financial Highlights — continued

	Tax-Managed Growth Fund 1.1 — Class C
	Year Ended December 31,
	2025	2024	2023	2022	2021
Net asset value — Beginning of year	$103.16	$84.70	$66.54	$83.92	$67.81
Income (Loss) From Operations
Net investment loss(1)	$(0.59)	$(0.35)	$(0.07)	$(0.10)	$(0.27)
Net realized and unrealized gain (loss)	16.83	20.86	18.23	(17.28)	16.38
Total income (loss) from operations	$16.24	$20.51	$18.16	$(17.38)	$16.11
Less Distributions
From net realized gain	$(3.68)	$(2.05)	$—	$—	$—
Total distributions	$(3.68)	$(2.05)	$—	$—	$—
Net asset value — End of year	$115.72	$103.16	$84.70	$66.54	$83.92
Total Return(2)	15.79%	24.23%	27.28%	(20.71)%	23.76%
Ratios/Supplemental Data
Net assets, end of year (000’s omitted)	$4,749	$5,237	$5,935	$5,665	$8,801
Ratios (as a percentage of average daily net assets):(3)(4)
Total expenses	1.47%	1.47%	1.49%	1.49%	1.48%
Net expenses	1.47%(5)	1.47%(5)	1.49%(5)	1.49%(5)	1.48%
Net investment loss	(0.54)%	(0.36)%	(0.10)%	(0.14)%	(0.35)%
Portfolio Turnover of the Portfolio(6)	14%	7%	7%	3%	1%
(1)	Computed using average shares outstanding.
(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.
(3)	Total expenses do not reflect amounts reimbursed and/or waived by the adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.
(4)	Includes the Fund’s share of the Portfolio’s allocated expenses.
(5)	Includes a reduction by the investment adviser of a portion of the Portfolio’s adviser fee due to the Portfolio’s investment in the Liquidity Fund (equal to less than 0.005% of average daily net assets for the years ended December 31, 2025, 2024, 2023 and 2022).
(6)	Excludes the value of portfolio securities contributed or distributed as a result of in-kind shareholder transactions.

See Notes to Financial Statements.

Eaton Vance
Tax-Managed Growth Funds 1.1 and 1.2
December 31, 2025
Financial Highlights — continued

	Tax-Managed Growth Fund 1.1 — Class I
	Year Ended December 31,
	2025	2024	2023	2022	2021
Net asset value — Beginning of year	$108.08	$88.32	$69.29	$87.38	$70.35
Income (Loss) From Operations
Net investment income(1)	$0.52	$0.65	$0.71	$0.64	$0.51
Net realized and unrealized gain (loss)	17.74	21.84	19.09	(18.05)	17.07
Total income (loss) from operations	$18.26	$22.49	$19.80	$(17.41)	$17.58
Less Distributions
From net investment income	$(0.56)	$(0.68)	$(0.77)	$(0.68)	$(0.55)
From net realized gain	(3.68)	(2.05)	—	—	—
Total distributions	$(4.24)	$(2.73)	$(0.77)	$(0.68)	$(0.55)
Net asset value — End of year	$122.10	$108.08	$88.32	$69.29	$87.38
Total Return(2)	16.95%	25.48%	28.56%	(19.92)%	25.00%
Ratios/Supplemental Data
Net assets, end of year (000’s omitted)	$503,659	$425,400	$331,018	$240,211	$297,628
Ratios (as a percentage of average daily net assets):(3)(4)
Total expenses	0.46%	0.46%	0.50%	0.49%	0.48%
Net expenses	0.46%(5)	0.46%(5)	0.50%(5)	0.49%(5)	0.48%
Net investment income	0.45%	0.64%	0.90%	0.87%	0.64%
Portfolio Turnover of the Portfolio(6)	14%	7%	7%	3%	1%
(1)	Computed using average shares outstanding.
(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.
(3)	Total expenses do not reflect amounts reimbursed and/or waived by the adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.
(4)	Includes the Fund’s share of the Portfolio’s allocated expenses.
(5)	Includes a reduction by the investment adviser of a portion of the Portfolio’s adviser fee due to the Portfolio’s investment in the Liquidity Fund (equal to less than 0.005% of average daily net assets for the years ended December 31, 2025, 2024, 2023 and 2022).
(6)	Excludes the value of portfolio securities contributed or distributed as a result of in-kind shareholder transactions.

See Notes to Financial Statements.

Eaton Vance
Tax-Managed Growth Funds 1.1 and 1.2
December 31, 2025
Financial Highlights — continued

	Tax-Managed Growth Fund 1.2 — Class A
	Year Ended December 31,
	2025	2024	2023	2022	2021
Net asset value — Beginning of year	$52.57	$42.72	$33.50	$42.19	$33.95
Income (Loss) From Operations
Net investment income(1)	$0.03	$0.11	$0.19	$0.17	$0.09
Net realized and unrealized gain (loss)	8.62	10.54	9.22	(8.70)	8.22
Total income (loss) from operations	$8.65	$10.65	$9.41	$(8.53)	$8.31
Less Distributions
From net investment income	$(0.02)	$(0.10)	$(0.19)	$(0.16)	$(0.07)
From net realized gain	(1.25)	(0.70)	—	—	—
Total distributions	$(1.27)	$(0.80)	$(0.19)	$(0.16)	$(0.07)
Net asset value — End of year	$59.95	$52.57	$42.72	$33.50	$42.19
Total Return(2)	16.49%	24.96%	28.05%	(20.23)%	24.48%
Ratios/Supplemental Data
Net assets, end of year (000’s omitted)	$1,170,621	$1,040,208	$854,181	$689,946	$894,809
Ratios (as a percentage of average daily net assets):(3)(4)
Total expenses	0.87%	0.87%	0.89%	0.89%	0.88%
Net expenses	0.87%(5)	0.87%(5)	0.89%(5)	0.89%(5)	0.88%
Net investment income	0.05%	0.23%	0.51%	0.46%	0.24%
Portfolio Turnover of the Portfolio(6)	14%	7%	7%	3%	1%
(1)	Computed using average shares outstanding.
(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.
(3)	Total expenses do not reflect amounts reimbursed and/or waived by the adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.
(4)	Includes the Fund’s share of the Portfolio’s allocated expenses.
(5)	Includes a reduction by the investment adviser of a portion of the Portfolio’s adviser fee due to the Portfolio’s investment in the Liquidity Fund (equal to less than 0.005% of average daily net assets for the years ended December 31, 2025, 2024, 2023 and 2022).
(6)	Excludes the value of portfolio securities contributed or distributed as a result of in-kind shareholder transactions.

See Notes to Financial Statements.

Eaton Vance
Tax-Managed Growth Funds 1.1 and 1.2
December 31, 2025
Financial Highlights — continued

	Tax-Managed Growth Fund 1.2 — Class C
	Year Ended December 31,
	2025	2024	2023	2022	2021
Net asset value — Beginning of year	$50.12	$40.98	$32.24	$40.72	$32.96
Income (Loss) From Operations
Net investment loss(1)	$(0.37)	$(0.24)	$(0.09)	$(0.10)	$(0.19)
Net realized and unrealized gain (loss)	8.18	10.08	8.83	(8.38)	7.95
Total income (loss) from operations	$7.81	$9.84	$8.74	$(8.48)	$7.76
Less Distributions
From net realized gain	$(1.25)	$(0.70)	$—	$—	$—
Total distributions	$(1.25)	$(0.70)	$—	$—	$—
Net asset value — End of year	$56.68	$50.12	$40.98	$32.24	$40.72
Total Return(2)	15.62%	24.01%	27.11%	(20.83)%	23.54%
Ratios/Supplemental Data
Net assets, end of year (000’s omitted)	$57,121	$53,953	$47,967	$43,673	$61,484
Ratios (as a percentage of average daily net assets):(3)(4)
Total expenses	1.62%	1.62%	1.64%	1.65%	1.63%
Net expenses	1.62%(5)	1.62%(5)	1.64%(5)	1.65%(5)	1.63%
Net investment loss	(0.70)%	(0.52)%	(0.24)%	(0.29)%	(0.51)%
Portfolio Turnover of the Portfolio(6)	14%	7%	7%	3%	1%
(1)	Computed using average shares outstanding.
(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.
(3)	Total expenses do not reflect amounts reimbursed and/or waived by the adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.
(4)	Includes the Fund’s share of the Portfolio’s allocated expenses.
(5)	Includes a reduction by the investment adviser of a portion of the Portfolio’s adviser fee due to the Portfolio’s investment in the Liquidity Fund (equal to less than 0.005% of average daily net assets for the years ended December 31, 2025, 2024, 2023 and 2022).
(6)	Excludes the value of portfolio securities contributed or distributed as a result of in-kind shareholder transactions.

See Notes to Financial Statements.

Eaton Vance
Tax-Managed Growth Funds 1.1 and 1.2
December 31, 2025
Financial Highlights — continued

	Tax-Managed Growth Fund 1.2 — Class I
	Year Ended December 31,
	2025	2024	2023	2022	2021
Net asset value — Beginning of year	$52.72	$42.82	$33.58	$42.29	$34.03
Income (Loss) From Operations
Net investment income(1)	$0.17	$0.24	$0.29	$0.26	$0.19
Net realized and unrealized gain (loss)	8.65	10.58	9.24	(8.72)	8.24
Total income (loss) from operations	$8.82	$10.82	$9.53	$(8.46)	$8.43
Less Distributions
From net investment income	$(0.16)	$(0.22)	$(0.29)	$(0.25)	$(0.17)
From net realized gain	(1.25)	(0.70)	—	—	—
Total distributions	$(1.41)	$(0.92)	$(0.29)	$(0.25)	$(0.17)
Net asset value — End of year	$60.13	$52.72	$42.82	$33.58	$42.29
Total Return(2)	16.77%	25.27%	28.37%	(20.01)%	24.77%
Ratios/Supplemental Data
Net assets, end of year (000’s omitted)	$505,120	$425,642	$337,129	$260,923	$326,586
Ratios (as a percentage of average daily net assets):(3)(4)
Total expenses	0.62%	0.62%	0.64%	0.64%	0.63%
Net expenses	0.62%(5)	0.62%(5)	0.64%(5)	0.64%(5)	0.63%
Net investment income	0.30%	0.48%	0.75%	0.72%	0.49%
Portfolio Turnover of the Portfolio(6)	14%	7%	7%	3%	1%
(1)	Computed using average shares outstanding.
(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.
(3)	Total expenses do not reflect amounts reimbursed and/or waived by the adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.
(4)	Includes the Fund’s share of the Portfolio’s allocated expenses.
(5)	Includes a reduction by the investment adviser of a portion of the Portfolio’s adviser fee due to the Portfolio’s investment in the Liquidity Fund (equal to less than 0.005% of average daily net assets for the years ended December 31, 2025, 2024, 2023 and 2022).
(6)	Excludes the value of portfolio securities contributed or distributed as a result of in-kind shareholder transactions.

See Notes to Financial Statements.

Eaton Vance
Tax-Managed Growth Funds 1.1 and 1.2
December 31, 2025
Notes to Financial Statements

1  Significant Accounting Policies
Eaton Vance Tax-Managed Growth Fund 1.1 (Tax-Managed Growth Fund 1.1) and Eaton Vance Tax-Managed Growth Fund 1.2 (Tax-Managed Growth Fund 1.2) (each a Fund, and collectively the Funds) are diversified series of the Eaton Vance Mutual Funds Trust (the Trust). The Trust is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. Each Fund currently offers Class A, Class C and Class I shares. Class A shares are generally sold subject to a sales charge imposed at time of purchase. Class C shares are sold at net asset value and are generally subject to a contingent deferred sales charge (see Note 5). Effective November 5, 2020, Class C shares automatically convert to Class A shares eight years after their purchase as described in the Fund’s prospectus. Class I shares are sold at net asset value and are not subject to a sales charge. Tax-Managed Growth Fund 1.1 is closed to new investors. Each class represents a pro rata interest in each Fund, but votes separately on class-specific matters and (as noted below) is subject to different expenses. Realized and unrealized gains and losses and net investment income and losses, other than class-specific expenses, are allocated daily to each class of shares based on the relative net assets of each class to the total net assets of each Fund. Each class of shares differs in its distribution plan and certain other class-specific expenses. Each Fund typically invests its assets in interests in Tax-Managed Growth Portfolio (the Portfolio), a Massachusetts business trust, having the same investment objective and policies as the Funds. The value of each Fund’s investment in the Portfolio reflects the Fund’s proportionate interest in the net assets of the Portfolio (44.9% and 26.1% for Tax-Managed Growth Fund 1.1 and Tax-Managed Growth Fund 1.2, respectively, at December 31, 2025). The performance of each Fund is directly affected by the performance of the Portfolio. The financial statements of the Portfolio, including the portfolio of investments, are included elsewhere in this report and should be read in conjunction with the Funds’ financial statements.
The following is a summary of significant accounting policies of the Funds. The policies are in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP). Each Fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 “Financial Services-Investment Companies.”
A  Investment Valuation—Valuation of securities by the Portfolio is discussed in Note 1A of the Portfolio's Notes to Financial Statements, which are included elsewhere in this report.
B  Income—Each Fund's net investment income or loss consists of the Fund's pro rata share of the net investment income or loss of the Portfolio, less all actual and accrued expenses of each Fund.
C  Federal and Other Taxes—Each Fund's policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its net investment income, and all or substantially all of its net realized capital gains. Accordingly, no provision for federal income or excise tax is necessary.
As of December 31, 2025, the Funds had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. Each Fund files a U.S. federal income tax return annually after its fiscal year-end, which is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.
During this reporting period, the Funds adopted FASB Accounting Standards Update No. 2023-09, Income Taxes (Topic 740): Improvements to Income Tax Disclosures (ASU 2023-09), which requires annual disclosure of the amount of income taxes paid (net of refunds received) disaggregated by federal, state, and foreign taxes, and further disaggregated by individual jurisdiction in which income taxes paid is equal to or greater than 5% of total income taxes paid. The adoption of ASU 2023-09 did not result in any changes to the Funds' financial statement presentation or disclosure.
D  Expenses—The majority of expenses of the Trust are directly identifiable to an individual fund. Expenses which are not readily identifiable to a specific fund are allocated taking into consideration, among other things, the nature and type of expense and the relative size of the funds.
E  Use of Estimates—The preparation of the financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.
F  Indemnifications—Under the Trust’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to each Fund. Under Massachusetts law, if certain conditions prevail, shareholders of a Massachusetts business trust (such as the Trust) could be deemed to have personal liability for the obligations of the Trust. However, the Trust’s Declaration of Trust contains an express disclaimer of liability on the part of Fund shareholders and the By-laws provide that the Trust shall assume, upon request by the shareholder, the defense on behalf of any Fund shareholders. Moreover, the By-laws also provide for indemnification out of Fund property of any shareholder held personally liable solely by reason of being or having been a shareholder for all loss or expense arising from such liability. Additionally, in the normal course of business, each Fund enters into agreements with service providers that may contain indemnification clauses. Each Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against each Fund that have not yet occurred.
G  Other—Investment transactions are accounted for on a trade date basis.

Eaton Vance
Tax-Managed Growth Funds 1.1 and 1.2
December 31, 2025
Notes to Financial Statements — continued

H  Segment Reporting—Each Fund operates as a single reportable segment, an investment company whose investment objective(s) is included in Note 1. The Funds' President acts as each Fund's Chief Operating Decision Maker (CODM), who is responsible for assessing the performance of each Fund's single segment and deciding how to allocate the segment’s resources. To perform this function, the CODM reviews the information in the Funds' financial statements.
2  Distributions to Shareholders and Income Tax Information
It is the present policy of each Fund to make at least one distribution annually (normally in December) of all or substantially all of its net investment income and to distribute annually all or substantially all of its net realized capital gains (reduced by available capital loss carryforwards from prior years). Distributions to shareholders are recorded on the ex-dividend date. Distributions are declared separately for each class of shares. Shareholders may reinvest income and capital gain distributions in additional shares of the same class of a Fund at the net asset value as of the ex-dividend date or, at the election of the shareholder, receive distributions in cash. Distributions to shareholders are determined in accordance with income tax regulations, which may differ from U.S. GAAP. As required by U.S. GAAP, only distributions in excess of tax basis earnings and profits are reported in the financial statements as a return of capital. Permanent differences between book and tax accounting relating to distributions are reclassified to paid-in capital. For tax purposes, distributions from short-term capital gains are considered to be from ordinary income.
The tax character of distributions declared for the years ended December 31, 2025 and December 31, 2024 was as follows:
	Year Ended December 31, 2025
	Tax-Managed Growth Fund 1.1	Tax-Managed Growth Fund 1.2
Distributions declared from:
Ordinary income	$6,839,128	$1,679,944
Long-term capital gains	$82,602,243	$35,692,725
	Year Ended December 31, 2024
	Tax-Managed Growth Fund 1.1	Tax-Managed Growth Fund 1.2
Distributions declared from:
Ordinary income	$10,387,649	$3,690,327
Long-term capital gains	$47,123,432	$20,063,884
During the year ended December 31, 2025, the following amounts were reclassified due to the Fund's use of equalization accounting and differences between book and tax accounting for the Fund's investment in the Portfolio. Tax equalization accounting allows the Funds to treat as a distribution that portion of redemption proceeds representing a redeeming shareholder’s portion of undistributed taxable income and net capital gains.
	Tax-Managed Growth Fund 1.1	Tax-Managed Growth Fund 1.2
Change in:
Paid-in capital	$62,326,045	$18,601,439
Distributable earnings	$(62,326,045)	$(18,601,439)
These reclassifications had no effect on the net assets or net asset value per share of the Funds.

Eaton Vance
Tax-Managed Growth Funds 1.1 and 1.2
December 31, 2025
Notes to Financial Statements — continued

As of December 31, 2025, the components of distributable earnings (accumulated loss) and unrealized appreciation (depreciation) on a tax basis were as follows:
	Tax-Managed Growth Fund 1.1	Tax-Managed Growth Fund 1.2
Post October capital losses	$ (2,595,356)	$ (1,036,689)
Net unrealized appreciation	1,838,706,926	895,569,431
Distributable earnings	$1,836,111,570	$894,532,742
At December 31, 2025, Tax-Managed Growth Fund 1.1 and Tax-Managed Growth Fund 1.2 have net capital losses of $2,595,356 and $1,036,689, respectively, attributable to security transactions incurred after October 31, 2025 that they have elected to defer. These net capital losses are treated as arising on the first day of the Funds' taxable year ending December 31, 2026.
3  Investment Adviser and Administration Fee and Other Transactions with Affiliates
The investment adviser and administration fee is earned by Eaton Vance Management (EVM), an indirect, wholly-owned subsidiary of Morgan Stanley, as compensation for investment advisory and administrative services rendered to each Fund. The fee is computed at an annual rate as a percentage of average daily net assets as follows and is payable monthly:
Average Daily Net Assets	Annual Fee Rate
Up to $500 million	0.5575%
$500 million but less than $1 billion	0.4950%
$1 billion but less than $1.5 billion	0.4325%
$1.5 billion but less than $7 billion	0.3700%
$7 billion but less than $10 billion	0.3575%
$10 billion but less than $15 billion	0.3450%
$15 billion but less than $20 billion	0.3325%
$20 billion but less than $25 billion	0.3225%
$25 billion but less than $30 billion	0.3125%
$30 billion but less than $35 billion	0.3020%
$35 billion but less than $45 billion	0.2970%
$45 billion and over	0.2920%
For the year ended December 31, 2025, the Funds incurred no investment adviser fee on such assets. To the extent each Fund’s assets are invested in the Portfolio, each Fund is allocated its pro rata share of the Portfolio’s investment adviser fee. The Portfolio has engaged Boston Management and Research (BMR) to render investment advisory services. See Note 2 of the Portfolio’s Notes to Financial Statements which are included elsewhere in this report. EVM serves as the administrator of the Funds. EVM receives no compensation from Tax-Managed Growth Fund 1.1 for such services and an administration fee computed at an annual rate of 0.15% of average daily net assets from Tax-Managed Growth Fund 1.2 for such services. For the year ended December 31, 2025, the administration fee for Tax-Managed Growth Fund 1.2 amounted to $2,403,342.
EVM provides sub-transfer agency and related services to the Funds pursuant to a Sub-Transfer Agency Support Services Agreement. Eaton Vance Distributors, Inc. (EVD), an affiliate of EVM and the Funds' principal underwriter, received a portion of the sales charge on sales of Class A shares of the Funds. Morgan Stanley affiliated broker-dealers, which may be deemed to be affiliates of BMR, EVM and EVD, also received a portion of the sales charge on sales of Class A shares. EVD also received distribution and service fees from Class A and Class C shares (see Note 4) and contingent deferred sales

Eaton Vance
Tax-Managed Growth Funds 1.1 and 1.2
December 31, 2025
Notes to Financial Statements — continued

charges (see Note 5). Sub-transfer agent fees earned by EVM, which are included in transfer and dividend disbursing agent fees on the Statements of Operations, and Class A sales charges that the Funds were informed were received by EVD and Morgan Stanley affiliated broker-dealers for year ended December 31, 2025 were as follows:
	Tax-Managed Growth Fund 1.1	Tax-Managed Growth Fund 1.2
EVM's Sub-Transfer Agent Fees	$207,478	$77,043
EVD's Class A Sales Charges	$11,017	$65,740
Morgan Stanley affiliated broker-dealers’ Class A Sales Charges	$3,728	$1,840
Trustees and officers of the Funds who are members of EVM’s or BMR's organizations receive remuneration for their services to the Funds out of the investment adviser fee. Certain officers and Trustees of the Funds and the Portfolio are officers of the above organizations.
4  Distribution Plans
Each Fund has in effect a distribution plan for Class A shares (Class A Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class A Plan, each Fund pays EVD a distribution and service fee of 0.25% per annum of its average daily net assets attributable to Class A shares for distribution services and facilities provided to each Fund by EVD, as well as for personal services and/or the maintenance of shareholder accounts. Distribution and service fees paid or accrued to EVD for the year ended December 31, 2025 for Class A shares amounted to the following:
	Tax-Managed Growth Fund 1.1	Tax-Managed Growth Fund 1.2
Class A Distribution and Service Fees	$5,820,706	$2,723,235
Each Fund also has in effect a distribution plan for Class C shares (Class C Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class C Plan each Fund pays EVD amounts equal to 0.75% per annum of its average daily net assets attributable to Class C shares for providing ongoing distribution services and facilities to the respective Funds. For the year ended December 31, 2025, the Funds paid or accrued to EVD the following distribution fees for Class C shares:
	Tax-Managed Growth Fund 1.1	Tax-Managed Growth Fund 1.2
Class C Distribution Fees	$36,645	$408,094
Pursuant to the Class C Plan, each Fund also make payments of service fees to EVD, financial intermediaries and other persons in amounts equal to 0.25% per annum of the average daily net assets attributable to that class. Service fees paid or accrued are for personal services and/or the maintenance of shareholder accounts. They are separate and distinct from the sales commissions and distribution fees payable to EVD. Service fees paid or accrued for the year ended December 31, 2025 amounted to the following for Class C shares:
	Tax-Managed Growth Fund 1.1	Tax-Managed Growth Fund 1.2
Class C Service Fees	$12,215	$136,031
Distribution and service fees are subject to the limitations contained in the Financial Industry Regulatory Authority Rule 2341(d).

Eaton Vance
Tax-Managed Growth Funds 1.1 and 1.2
December 31, 2025
Notes to Financial Statements — continued

5  Contingent Deferred Sales Charges
A contingent deferred sales charge (CDSC) of 1% generally is imposed on redemptions of Class C shares made within 12 months of purchase. Class A shares may be subject to a 1% CDSC if redeemed within 12 months of purchase (depending on the circumstances of purchase). Generally, the CDSC is based upon the lower of the net asset value at date of redemption or date of purchase. No charge is levied on shares acquired by reinvestment of dividends or capital gain distributions. For the year ended December 31, 2025, the Funds were informed that EVD received the following amounts of CDSCs paid by Class A and Class C shareholders:
	Tax-Managed Growth Fund 1.1	Tax-Managed Growth Fund 1.2
Class A	$ —	$ —(1)
Class C	$132	$5,640
(1)	Amount is less than $100.
6  Investment Transactions
For the year ended December 31, 2025, increases and decreases in each Fund's investments in the Portfolio aggregated, as follows:
Fund	Increases	Decreases
Tax-Managed Growth Fund 1.1	$5,801,833	$154,204,942
Tax-Managed Growth Fund 1.2	$14,476,733	$58,514,274
Decreases in each Fund's investment in the Portfolio include distributions of securities as the result of redemptions in-kind, as follows:
Fund	Redemptions in-kind
Tax-Managed Growth Fund 1.1	$74,905,274
Tax-Managed Growth Fund 1.2	$21,897,758
7  Shares of Beneficial Interest
Each Fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Such shares may be issued in a number of different series (such as the Funds) and classes. Sales and redemptions of Class I shares include shares purchased and redeemed in connection with the ReFlow liquidity program, a program designed to provide an alternative liquidity source for mutual funds experiencing net redemptions of their shares. Transactions in Fund shares, including direct exchanges pursuant to share class conversions for all periods presented, were as follows:
Tax-Managed Growth Fund 1.1
	Year Ended December 31, 2025			Year Ended December 31, 2024
	Shares	Amount	Shares	Amount
Class A
Sales	88,515	$ 11,294,213	136,481	$ 15,040,488
Issued to shareholders electing to receive payments of distributions in Fund shares	476,171	61,916,487	345,190	40,111,048
Redemptions	(1,172,048)	(145,361,115)	(1,365,466)	(148,104,033)
Net decrease	(607,362)	$(72,150,415)	(883,795)	$(92,952,497)

Eaton Vance
Tax-Managed Growth Funds 1.1 and 1.2
December 31, 2025
Notes to Financial Statements — continued

Tax-Managed Growth Fund 1.1 (continued)
	Year Ended December 31, 2025			Year Ended December 31, 2024
	Shares	Amount	Shares	Amount
Class C
Sales	1,592	$ 173,867	1,938	$ 185,299
Issued to shareholders electing to receive payments of distributions in Fund shares	869	99,281	731	75,323
Redemptions	(12,189)	(1,310,364)	(21,977)	(2,110,661)
Net decrease	(9,728)	$ (1,037,216)	(19,308)	$ (1,850,039)
Class I
Sales	1,003,266	$115,277,728	1,150,527	$115,169,386
Issued to shareholders electing to receive payments of distributions in Fund shares	124,111	14,951,612	85,916	9,271,208
Redemptions	(938,523)	(108,247,665)	(1,048,434)	(104,539,462)
Net increase	188,854	$ 21,981,675	188,009	$ 19,901,132
Tax-Managed Growth Fund 1.2
	Year Ended December 31, 2025			Year Ended December 31, 2024
	Shares	Amount	Shares	Amount
Class A
Sales	667,199	$37,137,047	762,875	$37,742,555
Issued to shareholders electing to receive payments of distributions in Fund shares	372,682	22,047,851	268,409	14,091,465
Redemptions	(1,298,724)	(72,644,969)	(1,242,447)	(60,852,906)
Net decrease	(258,843)	$(13,460,071)	(211,163)	$(9,018,886)
Class C
Sales	204,644	$10,670,705	155,808	$ 7,387,394
Issued to shareholders electing to receive payments of distributions in Fund shares	20,730	1,159,870	14,228	712,255
Redemptions	(293,958)	(15,460,802)	(264,095)	(12,430,825)
Net decrease	(68,584)	$(3,630,227)	(94,059)	$(4,331,176)
Class I
Sales	1,259,852	$70,797,192	1,173,021	$57,289,344
Issued to shareholders electing to receive payments of distributions in Fund shares	185,370	10,998,018	130,559	6,872,642
Redemptions	(1,118,586)	(63,178,221)	(1,102,679)	(54,076,136)
Net increase	326,636	$18,616,989	200,901	$10,085,850

Eaton Vance
Tax-Managed Growth Funds 1.1 and 1.2
December 31, 2025
Report of Independent Registered Public Accounting Firm

To the Trustees of Eaton Vance Mutual Funds Trust and Shareholders of Eaton Vance Tax-Managed Growth Fund 1.1 and Eaton Vance Tax-Managed Growth Fund 1.2:
Opinion on the Financial Statements and Financial Highlights
We have audited the accompanying statements of assets and liabilities of Eaton Vance Tax-Managed Growth Fund 1.1 and Eaton Vance Tax-Managed Growth Fund 1.2 (collectively the “Funds”), each a fund constituting Eaton Vance Mutual Funds Trust, as of December 31, 2025, the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended, and the related notes (collectively referred to as the “financial statements and financial highlights”). In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Funds as of December 31, 2025, and the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements and financial highlights are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds' financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Funds are not required to have, nor were we engaged to perform, an audit of their internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Funds’ internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. We believe that our audits provide a reasonable basis for our opinion.
/s/ Deloitte & Touche LLP
Boston, Massachusetts
February 23, 2026
We have served as the auditor of one or more Eaton Vance investment companies since 1959.

Eaton Vance
Tax-Managed Growth Funds 1.1 and 1.2
December 31, 2025
Federal Tax Information (Unaudited)

The Form 1099-DIV you receive in February 2026 will show the tax status of all distributions paid to your account in calendar year 2025. Shareholders are advised to consult their own tax adviser with respect to the tax consequences of their investment in the Fund. As required by the Internal Revenue Code and/or regulations, shareholders must be notified regarding the status of qualified dividend income for individuals, the dividends received deduction for corporations and capital gains dividends.
Qualified Dividend Income. For the fiscal year ended December 31, 2025, the Funds designate approximately the following amounts, or up to the maximum amount of such dividends allowable pursuant to the Internal Revenue Code, as qualified dividend income eligible for the reduced tax rate of 15%.
Tax-Managed Growth Fund 1.1	$25,251,658
Tax-Managed Growth Fund 1.2	$14,476,790
Dividends Received Deduction. Corporate shareholders are generally entitled to take the dividends received deduction on the portion of the Funds’ dividend distribution that qualifies under tax law. For the Funds’ fiscal 2025 ordinary income dividends, the following amounts qualify for the corporate dividends received deduction:
Tax-Managed Growth Fund 1.1	100.00%
Tax-Managed Growth Fund 1.2	100.00%
Capital Gains Dividends. The Funds hereby designate as a capital gain dividend with respect to the taxable year ended December 31, 2025, the following amounts or, if subsequently determined to be different, the net capital gain of such year:
Tax-Managed Growth Fund 1.1	$71,529,206
Tax-Managed Growth Fund 1.2	$31,485,413

Tax-Managed Growth Portfolio
December 31, 2025
Portfolio of Investments

Common Stocks — 99.9%
Security	Shares	Value
Aerospace & Defense — 2.6%
Boeing Co.(1)	327,446	$ 71,095,075
General Dynamics Corp.	37,550	12,641,583
General Electric Co.	163,119	50,245,545
Northrop Grumman Corp.	16,117	9,190,075
RTX Corp.	156,984	28,790,866
		$ 171,963,144
Air Freight & Logistics — 0.2%
C.H. Robinson Worldwide, Inc.	68,737	$ 11,050,160
		$ 11,050,160
Banks — 4.0%
Bank of America Corp.	459,518	$ 25,273,490
Fifth Third Bancorp	479,735	22,456,396
JPMorgan Chase & Co.	514,622	165,821,501
Regions Financial Corp.	136,593	3,701,670
Truist Financial Corp.	204,576	10,067,185
Wells Fargo & Co.	446,596	41,622,747
		$ 268,942,989
Beverages — 0.2%
Monster Beverage Corp.(1)	142,992	$ 10,963,197
		$ 10,963,197
Biotechnology — 2.2%
AbbVie, Inc.	213,103	$ 48,691,905
Amgen, Inc.	97,100	31,781,801
Argenx SE ADR(1)	41,279	34,713,575
Vertex Pharmaceuticals, Inc.(1)	64,684	29,325,138
		$ 144,512,419
Broadline Retail — 6.0%
Amazon.com, Inc.(1)	1,725,700	$ 398,326,074
		$ 398,326,074
Building Products — 0.1%
Carrier Global Corp.	189,214	$ 9,998,068
		$ 9,998,068
Capital Markets — 3.9%
Bank of New York Mellon Corp.	112,664	$ 13,079,164
Blackrock, Inc.	7,289	7,801,708
Security	Shares	Value
Capital Markets (continued)
Cboe Global Markets, Inc.	75,857	$ 19,040,107
Charles Schwab Corp.	371,381	37,104,676
CME Group, Inc.	36,417	9,944,754
Goldman Sachs Group, Inc.	123,352	108,426,408
Intercontinental Exchange, Inc.	60,970	9,874,701
Moody's Corp.	66,944	34,198,342
S&P Global, Inc.	32,008	16,727,061
		$ 256,196,921
Chemicals — 1.1%
DuPont de Nemours, Inc.	136,353	$ 5,481,391
Ecolab, Inc.	110,020	28,882,450
Linde PLC	72,347	30,848,037
Sherwin-Williams Co.	32,982	10,687,158
		$ 75,899,036
Commercial Services & Supplies — 0.9%
Waste Connections, Inc.	127,850	$ 22,419,776
Waste Management, Inc.	156,692	34,426,799
		$ 56,846,575
Communications Equipment — 2.0%
Arista Networks, Inc.(1)	726,476	$ 95,190,150
Cisco Systems, Inc.	502,988	38,745,166
		$ 133,935,316
Consumer Finance — 1.2%
American Express Co.	120,073	$ 44,421,007
Capital One Financial Corp.	147,637	35,781,303
		$ 80,202,310
Consumer Staples Distribution & Retail — 2.8%
Costco Wholesale Corp.	81,331	$ 70,134,974
Walmart, Inc.	1,029,000	114,640,890
		$ 184,775,864
Electric Utilities — 0.7%
Duke Energy Corp.	378,733	$ 44,391,295
		$ 44,391,295
Electrical Equipment — 1.0%
AMETEK, Inc.	54,862	$ 11,263,717
Emerson Electric Co.	269,079	35,712,165
Rockwell Automation, Inc.	50,722	19,734,409
		$ 66,710,291

See Notes to Financial Statements.

Tax-Managed Growth Portfolio
December 31, 2025
Portfolio of Investments — continued

Security	Shares	Value
Energy Equipment & Services — 0.1%
SLB Ltd.	137,347	$ 5,271,378
		$ 5,271,378
Entertainment — 2.7%
Netflix, Inc.(1)	1,238,840	$ 116,153,638
Walt Disney Co.	534,448	60,804,149
		$ 176,957,787
Financial Services — 4.1%
Berkshire Hathaway, Inc., Class B(1)	349,852	$ 175,853,108
Mastercard, Inc., Class A	36,635	20,914,189
Visa, Inc., Class A	212,810	74,634,595
		$ 271,401,892
Ground Transportation — 1.5%
Norfolk Southern Corp.	60,919	$ 17,588,534
Uber Technologies, Inc.(1)	597,498	48,821,561
Union Pacific Corp.	148,572	34,367,675
		$ 100,777,770
Health Care Equipment & Supplies — 2.7%
Abbott Laboratories	452,303	$ 56,669,043
Boston Scientific Corp.(1)	289,826	27,634,909
GE HealthCare Technologies, Inc.	135,517	11,115,104
Intuitive Surgical, Inc.(1)	101,205	57,318,464
Stryker Corp.	72,313	25,415,850
		$ 178,153,370
Health Care Providers & Services — 0.4%
HCA Healthcare, Inc.	64,083	$ 29,917,789
		$ 29,917,789
Hotels, Restaurants & Leisure — 3.3%
Booking Holdings, Inc.	16,827	$ 90,114,138
DoorDash, Inc., Class A(1)	233,500	52,883,080
Marriott International, Inc., Class A	140,779	43,675,277
Starbucks Corp.	354,136	29,821,792
		$ 216,494,287
Household Products — 0.9%
Colgate-Palmolive Co.	397,371	$ 31,400,256
Procter & Gamble Co.	220,699	31,628,374
		$ 63,028,630
Security	Shares	Value
Insurance — 1.3%
Aflac, Inc.	141,164	$ 15,566,154
Aon PLC, Class A	27,135	9,575,399
Arthur J. Gallagher & Co.	47,054	12,177,104
Marsh & McLennan Cos., Inc.	39,963	7,413,936
Progressive Corp.	151,029	34,392,324
Travelers Cos., Inc.	19,786	5,739,127
		$ 84,864,044
Interactive Media & Services — 12.6%
Alphabet, Inc., Class A	931,872	$ 291,675,936
Alphabet, Inc., Class C	838,031	262,974,128
Meta Platforms, Inc., Class A	427,889	282,445,250
		$ 837,095,314
IT Services — 0.5%
Accenture PLC, Class A	137,397	$ 36,863,615
		$ 36,863,615
Life Sciences Tools & Services — 0.6%
Agilent Technologies, Inc.	227,400	$ 30,942,318
Danaher Corp.	47,861	10,956,340
		$ 41,898,658
Machinery — 1.9%
Caterpillar, Inc.	55,050	$ 31,536,493
Deere & Co.	32,269	15,023,478
Dover Corp.	90,009	17,573,357
Illinois Tool Works, Inc.	143,086	35,242,082
Parker-Hannifin Corp.	31,857	28,001,029
		$ 127,376,439
Oil, Gas & Consumable Fuels — 2.2%
Antero Resources Corp.(1)	328,489	$ 11,319,731
Cheniere Energy, Inc.	147,420	28,656,974
ConocoPhillips	192,395	18,010,096
Exxon Mobil Corp.	583,802	70,254,732
Marathon Petroleum Corp.	69,217	11,256,761
Phillips 66	51,669	6,667,368
		$ 146,165,662
Pharmaceuticals — 3.4%
Bristol-Myers Squibb Co.	432,876	$ 23,349,332
Eli Lilly & Co.	119,190	128,091,109

See Notes to Financial Statements.

Tax-Managed Growth Portfolio
December 31, 2025
Portfolio of Investments — continued

Security	Shares	Value
Pharmaceuticals (continued)
Johnson & Johnson	245,520	$ 50,810,364
Merck & Co., Inc.	202,773	21,343,886
		$ 223,594,691
Professional Services — 0.4%
Automatic Data Processing, Inc.	67,517	$ 17,367,398
Verisk Analytics, Inc.	46,056	10,302,267
		$ 27,669,665
Semiconductors & Semiconductor Equipment — 14.4%
Advanced Micro Devices, Inc.(1)	255,000	$ 54,610,800
Analog Devices, Inc.	133,698	36,258,898
Applied Materials, Inc.	187,182	48,103,902
ASML Holding NV	25,500	27,281,430
Broadcom, Inc.	430,660	149,051,426
Lam Research Corp.	250,000	42,795,000
NVIDIA Corp.	2,854,055	532,281,258
QUALCOMM, Inc.	238,662	40,823,135
Texas Instruments, Inc.	158,452	27,489,837
		$ 958,695,686
Software — 8.7%
Cadence Design Systems, Inc.(1)	83,984	$ 26,251,719
Microsoft Corp.	909,092	439,655,073
Palo Alto Networks, Inc.(1)	390,264	71,886,629
ServiceNow, Inc.(1)	276,290	42,324,865
		$ 580,118,286
Specialty Retail — 2.6%
Lowe's Cos., Inc.	212,443	$ 51,232,754
O'Reilly Automotive, Inc.(1)	531,000	48,432,510
Ross Stores, Inc.	139,505	25,130,431
TJX Cos., Inc.	219,657	33,741,512
Tractor Supply Co.	245,748	12,289,857
		$ 170,827,064
Technology Hardware, Storage & Peripherals — 6.4%
Apple, Inc.	1,570,474	$ 426,949,062
		$ 426,949,062
Tobacco — 0.3%
Philip Morris International, Inc.	123,525	$ 19,813,410
		$ 19,813,410
Total Common Stocks (identified cost $1,645,660,665)		$6,638,648,158
Short-Term Investments — 0.1%
Security	Shares	Value
Morgan Stanley Institutional Liquidity Funds - Government Portfolio, Institutional Class, 3.69%(2)	2,846,172	$ 2,846,172
Total Short-Term Investments (identified cost $2,846,172)		$ 2,846,172
Total Investments — 100.0% (identified cost $1,648,506,837)		$6,641,494,330
Other Assets, Less Liabilities — 0.0%†		$ 1,869,706
Net Assets — 100.0%		$6,643,364,036
The percentage shown for each investment category in the Portfolio of Investments is based on net assets.
†	Amount is less than 0.05% or (0.05)%, as applicable.
(1)	Non-income producing security.
(2)	May be deemed to be an affiliated investment company (see Note 7). The rate shown is the annualized seven-day yield as of December 31, 2025.
Abbreviations:
ADR	– American Depositary Receipt

See Notes to Financial Statements.

Tax-Managed Growth Portfolio
December 31, 2025
Statement of Assets and Liabilities

December 31, 2025
Assets
Unaffiliated investments, at value (identified cost $1,645,660,665)	$6,638,648,158
Affiliated investments, at value (identified cost $2,846,172)	2,846,172
Dividends receivable	1,999,999
Dividends receivable from affiliated investments	70,655
Receivable for investments sold	2,360,055
Tax reclaims receivable	274,162
Trustees' deferred compensation plan	315,056
Total assets	$6,646,514,257
Liabilities
Payable to affiliates:
Investment adviser fee	$2,265,478
Trustees' fees	27,125
Trustees' deferred compensation plan	315,056
Payable for custodian fee	332,306
Accrued expenses	210,256
Total liabilities	$3,150,221
Net Assets applicable to investors' interest in Portfolio	$6,643,364,036

See Notes to Financial Statements.

Tax-Managed Growth Portfolio
December 31, 2025
Statement of Operations

Year Ended
December 31, 2025
Investment Income
Dividend income (net of foreign taxes withheld of $276,753)	$56,455,200
Dividend income from affiliated investments	880,985
Total investment income	$57,336,185
Expenses
Investment adviser fee	$24,920,178
Trustees’ fees and expenses	109,547
Custodian fee	968,409
Professional fees	317,529
Miscellaneous	24,082
Total expenses	$26,339,745
Deduct:
Waiver and/or reimbursement of expenses by affiliates	$30,043
Total expense reductions	$30,043
Net expenses	$26,309,702
Net investment income	$31,026,483
Realized and Unrealized Gain (Loss)
Net realized gain (loss):
Investment transactions(1)	$283,584,890
Written options	(1,834,627)
Foreign currency transactions	5,237
Net realized gain	$281,755,500
Change in unrealized appreciation (depreciation):
Investments	$676,390,431
Foreign currency	33,615
Net change in unrealized appreciation (depreciation)	$676,424,046
Net realized and unrealized gain	$958,179,546
Net increase in net assets from operations	$989,206,029
(1)	Aggregate amount includes $115,638,394 of net realized gains from redemptions in-kind.

See Notes to Financial Statements.

Tax-Managed Growth Portfolio
December 31, 2025
Statements of Changes in Net Assets

	Year Ended December 31,
	2025	2024
Increase (Decrease) in Net Assets
From operations:
Net investment income	$31,026,483	$38,008,094
Net realized gain	281,755,500	280,824,298
Net change in unrealized appreciation (depreciation)	676,424,046	934,522,353
Net increase in net assets from operations	$989,206,029	$1,253,354,745
Capital transactions:
Contributions	$20,278,566	$17,933,624
Withdrawals	(335,122,225)	(337,158,088)
Net decrease in net assets from capital transactions	$(314,843,659)	$(319,224,464)
Net increase in net assets	$674,362,370	$934,130,281
Net Assets
At beginning of year	$5,969,001,666	$5,034,871,385
At end of year	$6,643,364,036	$5,969,001,666

See Notes to Financial Statements.

Tax-Managed Growth Portfolio
December 31, 2025
Financial Highlights

	Year Ended December 31,
Ratios/Supplemental Data	2025	2024	2023	2022	2021
Ratios (as a percentage of average daily net assets):(1)
Total expenses	0.42%	0.43%	0.43%	0.43%	0.43%
Net expenses	0.42%(2)	0.43%(2)	0.43%(2)	0.43%(2)	0.43%
Net investment income	0.50%	0.67%	0.95%	0.93%	0.69%
Portfolio Turnover(3)	14%	7%	7%	3%	1%
Total Return	16.99%	25.51%	28.67%	(19.86)%	25.05%
Net assets, end of year (000’s omitted)	$6,643,364	$5,969,002	$5,034,871	$30,593,062	$37,312,610
(1)	Total expenses do not reflect amounts reimbursed and/or waived by the adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Portfolio.
(2)	Includes a reduction by the investment adviser of a portion of its adviser fee due to the Portfolio’s investment in the Liquidity Fund (equal to less than 0.005% of average daily net assets for the years ended December 31, 2025, 2024, 2023 and 2022).
(3)	Excludes the value of portfolio securities contributed or distributed as a result of in-kind shareholder transactions.

See Notes to Financial Statements.

Tax-Managed Growth Portfolio
December 31, 2025
Notes to Financial Statements

1  Significant Accounting Policies
Tax-Managed Growth Portfolio (the Portfolio) is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as a diversified, open-end management investment company. The Portfolio’s investment objective is to achieve long-term, after-tax returns for interestholders through investing in a diversified portfolio of equity securities. The Declaration of Trust permits the Trustees to issue interests in the Portfolio. At December 31, 2025, Eaton Vance Tax-Managed Growth Fund 1.0, Eaton Vance Tax-Managed Growth Fund 1.1, Eaton Vance Tax-Managed Growth Fund 1.2 and Eaton Vance Tax-Managed Equity Asset Allocation Fund held an interest of 24.4%, 44.9%, 26.1%, and 4.6% respectively, in the Portfolio.
The following is a summary of significant accounting policies of the Portfolio. The policies are in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP). The Portfolio is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 “Financial Services — Investment Companies.”
A  Investment Valuation—The following methodologies are used to determine the market value or fair value of investments.
Equity Securities. Equity securities listed on a U.S. securities exchange generally are valued at the last sale or closing price on the day of valuation or, if no sales took place on such date, at the mean between the closing bid and ask prices on the exchange where such securities are principally traded. Equity securities listed on the NASDAQ National Market System are valued at the NASDAQ official closing price. Unlisted or listed securities for which closing sales prices or closing quotations are not available are valued at the mean between the latest available bid and ask prices.
Derivatives. U.S. exchange-traded options are valued at the mean between the bid and ask prices at valuation time as reported by the Options Price Reporting Authority. Non-U.S. exchange-traded options and over-the-counter options are valued by a third party pricing service using techniques that consider factors including the value of the underlying instrument, the volatility of the underlying instrument and the period of time until option expiration.
Foreign Securities and Currencies. Foreign securities and currencies are valued in U.S. dollars, based on foreign currency exchange rate quotations supplied by a third party pricing service. The pricing service uses a proprietary model to determine the exchange rate. Inputs to the model include reported trades and implied bid/ask spreads. The daily valuation of exchange-traded foreign securities generally is determined as of the close of trading on the principal exchange on which such securities trade. Events occurring after the close of trading on foreign exchanges may result in adjustments to the valuation of foreign securities to more accurately reflect their fair value as of the close of regular trading on the New York Stock Exchange. When valuing foreign equity securities that meet certain criteria, the Portfolio's Trustees have approved the use of a fair value service that values such securities to reflect market trading that occurs after the close of the applicable foreign markets of comparable securities or other instruments that have a strong correlation to the fair-valued securities.
Other. Investments in management investment companies (including money market funds) that do not trade on an exchange are valued at the net asset value as of the close of each business day.
Fair Valuation. In connection with Rule 2a-5 of the 1940 Act, the Trustees have designated the Portfolio’s investment adviser as its valuation designee. Investments for which valuations or market quotations are not readily available or are deemed unreliable are valued by the investment adviser, as valuation designee, at fair value using methods that most fairly reflect the security’s “fair value”, which is the amount that the Portfolio might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies or entities, quotations or relevant information obtained from broker/dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s or entity’s financial statements, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.
B  Investment Transactions—Investment transactions for financial statement purposes are accounted for on a trade date basis. Realized gains and losses on investments sold are determined on the basis of identified cost.
C  Income—Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities. However, if the ex-dividend date has passed, certain dividends from foreign securities are recorded as the Portfolio is informed of the ex-dividend date. Withholding taxes on foreign dividends and capital gains have been provided for in accordance with the understanding of the applicable countries’ tax rules and rates. As a result of several court cases in certain countries across the European Union (EU), the Portfolio filed additional tax reclaims for previously withheld taxes on dividends earned in those countries. Income recognized, if any, for EU reclaims and interest thereon is reflected as other income in the Consolidated Statement of Operations, and any related receivable, if any, is reflected as European Union tax reclaims receivable in the Consolidated Statement of Assets and Liabilities. Any fees associated with these filings are reflected in miscellaneous expenses in the Consolidated Statement of Operations. When uncertainty exists as to the ultimate resolution of these proceedings, the likelihood of receipt of these EU reclaims, and the potential timing of payment, no amounts are reflected in the financial statements. For U.S. income tax purposes, EU reclaims received by the Portfolio, if any, may reduce the amount of foreign taxes Fund shareholders can use as tax deductions or credits on their income tax returns. In the event that EU reclaims received by the Portfolio during a fiscal year exceed foreign withholding taxes paid by the Portfolio, and the Portfolio previously passed through to its shareholders foreign taxes incurred by the Portfolio to be used as a credit or deduction on a shareholder’s income tax return, the Portfolio may be required to enter into a closing agreement with the Internal Revenue Service in order to pay the associated tax liability on behalf of the Fund’s shareholders.

Tax-Managed Growth Portfolio
December 31, 2025
Notes to Financial Statements — continued

D  Federal and Other Taxes—The Portfolio has elected to be treated as a partnership for federal tax purposes. No provision is made by the Portfolio for federal or state taxes on any taxable income of the Portfolio because each investor in the Portfolio is ultimately responsible for the payment of any taxes on its share of taxable income. Since at least one of the Portfolio's investors is a regulated investment company that invests all or substantially all of its assets in the Portfolio, the Portfolio normally must satisfy the applicable source of income and diversification requirements (under the Internal Revenue Code) in order for its investors to satisfy them. The Portfolio will allocate, at least annually among its investors, each investor's distributive share of the Portfolio's net investment income, net realized capital gains and losses and any other items of income, gain, loss, deduction or credit.
As of December 31, 2025, the Portfolio had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. The Portfolio files a U.S. federal income tax return annually after its fiscal year-end, which is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.
During this reporting period, the Portfolio adopted FASB Accounting Standards Update No. 2023-09, Income Taxes (Topic 740): Improvements to Income Tax Disclosures (ASU 2023-09), which requires annual disclosure of the amount of income taxes paid (net of refunds received) disaggregated by federal, state, and foreign taxes, and further disaggregated by individual jurisdiction in which income taxes paid is equal to or greater than 5% of total income taxes paid. The adoption of ASU 2023-09 did not result in any changes to the Portfolio's financial statement presentation or disclosure.
E  Foreign Currency Translation—Investment valuations, other assets, and liabilities initially expressed in foreign currencies are translated each business day into U.S. dollars based upon current exchange rates. Purchases and sales of foreign investment securities and income and expenses denominated in foreign currencies are translated into U.S. dollars based upon currency exchange rates in effect on the respective dates of such transactions. Recognized gains or losses on investment transactions attributable to changes in foreign currency exchange rates are recorded for financial statement purposes as net realized gains and losses on investments. That portion of unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.
F  Use of Estimates—The preparation of the financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.
G  Indemnifications—Under the Portfolio’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Portfolio. Under Massachusetts law, if certain conditions prevail, interestholders in the Portfolio could be deemed to have personal liability for the obligations of the Portfolio. However, the Portfolio’s Declaration of Trust contains an express disclaimer of liability on the part of Portfolio interestholders. Additionally, in the normal course of business, the Portfolio enters into agreements with service providers that may contain indemnification clauses. The Portfolio’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Portfolio that have not yet occurred.
H  Written Options—Upon the writing of a call or a put option, the premium received by the Portfolio is included in the Statement of Assets and Liabilities as a liability. The amount of the liability is subsequently marked-to-market to reflect the current market value of the option written, in accordance with the Portfolio’s policies on investment valuations discussed above. Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are exercised or are closed are added to or offset against the proceeds or amount paid on the transaction to determine the realized gain or loss. When an index option is exercised, the Portfolio is required to deliver an amount of cash determined by the excess of the exercise price of the option over the value of the index (in the case of a put) or the excess of the value of the index over the exercise price of the option (in the case of a call) at contract termination. If a put option on a security is exercised, the premium reduces the cost basis of the securities purchased by the Portfolio. The Portfolio, as a writer of an option, may have no control over whether the underlying securities or other assets may be sold (call) or purchased (put) and, as a result, bears the market risk of an unfavorable change in the price of the securities or other assets underlying the written option. The Portfolio may also bear the risk of not being able to enter into a closing transaction if a liquid secondary market does not exist.
I  Purchased Options—Upon the purchase of a call or put option, the premium paid by the Portfolio is included in the Statement of Assets and Liabilities as an investment. The amount of the investment is subsequently marked-to-market to reflect the current market value of the option purchased, in accordance with the Portfolio’s policies on investment valuations discussed above. Premiums paid for purchasing options that expire are treated as realized losses. Premiums paid for purchasing options that are exercised or closed are added to the amounts paid or offset against the proceeds on the underlying investment transaction to determine the realized gain or loss. As the purchaser of an index option, the Fund has the right to receive a cash payment equal to any depreciation in the value of the index below the exercise price of the option (in the case of a put) or equal to any appreciation in the value of the index over the exercise price of the option (in the case of a call) as of the valuation date of the option. The risk associated with purchasing options is limited to the premium originally paid. Purchased options traded over-the-counter involve risk that the issuer or counterparty will fail to perform its contractual obligations.
J  Segment Reporting—The Portfolio operates as a single reportable segment, an investment company whose investment objective(s) is included in Note 1. The Portfolio’s President acts as the Portfolio's Chief Operating Decision Maker (CODM), who is responsible for assessing the performance of the Portfolio's single segment and deciding how to allocate the segment’s resources. To perform this function, the CODM reviews the information in the Portfolio’s financial statements.

Tax-Managed Growth Portfolio
December 31, 2025
Notes to Financial Statements — continued

2  Investment Adviser Fee and Other Transactions with Affiliates
The investment adviser fee is earned by Boston Management and Research (BMR) an indirect, wholly-owned subsidiary of Morgan Stanley, as compensation for investment advisory services rendered to the Portfolio. The investment adviser fee is based upon an annual rate of the Portfolio's average daily net assets as follows and is payable monthly:
Average Daily Net Assets	Annual Fee Rate
Up to $500 million	0.5575%
$500 million but less than $1 billion	0.4950%
$1 billion but less than $1.5 billion	0.4325%
$1.5 billion but less than $7 billion	0.3700%
$7 billion but less than $10 billion	0.3575%
$10 billion but less than $15 billion	0.3450%
$15 billion but less than $20 billion	0.3325%
$20 billion but less than $25 billion	0.3225%
$25 billion but less than $30 billion	0.3125%
$30 billion but less than $35 billion	0.3020%
$35 billion but less than $45 billion	0.2970%
$45 billion and over	0.2920%
For the year ended December 31, 2025, the Portfolio's investment adviser fee amounted to $24,920,178 or 0.40% of the Portfolio's average daily net assets. The Portfolio may invest in a money market fund, the Institutional Class of the Morgan Stanley Institutional Liquidity Funds - Government Portfolio (the “Liquidity Fund”), an open-end management investment company managed by Morgan Stanley Investment Management Inc., a wholly-owned subsidiary of Morgan Stanley. The investment adviser fee paid by the Portfolio is reduced by an amount equal to its pro rata share of the advisory and administration fees paid by the Portfolio due to its investment in the Liquidity Fund. For the year ended December 31, 2025, the investment adviser fee paid was reduced by $30,043 relating to the Portfolio’s investment in the Liquidity Fund.
BMR has agreed to waive its advisory fee and/or reimburse the Portfolio's operating expenses to the extent that total annual operating expenses (excluding expenses such as brokerage commissions, borrowing costs, taxes or litigation expenses, indemnification expenses, and other expenses not incurred in the ordinary course of the Portfolio's business) exceed 0.43% of Portfolio's average daily net assets. The expense reimbursement agreement with BMR may be changed or terminated after January 13, 2026. Pursuant to this agreement, no operating expenses were waived and/or reimbursed for the year ended December 31, 2025.
Officers and Trustees of the Portfolio who are members of Eaton Vance Management’s (EVM) or BMR’s organizations receive remuneration for their services to the Portfolio out of the investment adviser fee. Trustees of the Portfolio who are not affiliated with the investment adviser may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. Certain officers and Trustees of the Portfolio are officers of the above organizations.
3  Purchases and Sales of Investments
Purchases and sales of investments, other than short-term obligations, aggregated $856,140,361 and $990,941,112, respectively, for the year ended December 31, 2025. In addition, investments having an aggregate market value of $141,956,735 were distributed in payment for capital withdrawals during the year ended December 31, 2025.

Tax-Managed Growth Portfolio
December 31, 2025
Notes to Financial Statements — continued

4  Federal Income Tax Basis of Investments
The cost and unrealized appreciation (depreciation) of investments of the portfolio at December 31, 2025, as determined on a federal income tax basis, were as follows:
Aggregate cost	$1,816,408,611
Gross unrealized appreciation	$4,825,085,719
Gross unrealized depreciation	—
Net unrealized appreciation	$4,825,085,719
5  Line of Credit
The Portfolio participates with other portfolios and funds managed by EVM and its affiliates in a $650 million unsecured revolving line of credit agreement with a group of banks, which is in effect through October 20, 2026. Borrowings are made by the Portfolio solely for temporary purposes related to redemptions and other short-term cash needs. Interest is charged to the Portfolio based on its borrowings generally at an amount above either the Secured Overnight Financing Rate (SOFR) or Federal Funds rate. In addition, a fee computed at an annual rate of 0.15% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. In connection with the renewal of the agreement in October 2025, an arrangement fee totaling $150,000 was incurred that was allocated to the participating portfolios and funds. Because the line of credit is not available exclusively to the Portfolio, it may be unable to borrow some or all of its requested amounts at any particular time. The Portfolio did not have any significant borrowings or allocated fees during the year ended December 31, 2025.
6  Financial Instruments
The Portfolio may trade in financial instruments with off-balance sheet risk in the normal course of its investing activities. These financial instruments may include written options and may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes. The notional or contractual amounts of these instruments represent the investment the Portfolio has in particular classes of financial instruments and do not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered. At December 31, 2025, there were no obligations outstanding under these financial instruments.
The Portfolio is subject to equity price risk in the normal course of pursuing its investment objective. During the year ended December 31, 2025, the Portfolio entered into purchased and written option contracts as a substitute for purchasing or selling securities.
The effect of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) on the Statement of Operations and whose primary underlying risk exposure is equity price risk for the year ended December 31, 2025 was as follows:
Derivative	Realized Gain (Loss) on Derivatives Recognized in Income(1)	Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Purchased options	$7,363,448	$ —
Written options	(1,834,627)	—
Total	$5,528,821	$ —
(1)	Statement of Operations location: Net realized gain (loss): Investment transactions and Written options, respectively.
The average number of purchased and written options contract outstanding during the year ended December 31, 2025, which are indicative of the volume of these derivative types, were 92 and 242, respectively.

Tax-Managed Growth Portfolio
December 31, 2025
Notes to Financial Statements — continued

7  Affiliated Investments
At December 31, 2025, the value of the Portfolio's investments in funds that may be deemed to be affiliated was $2,846,172, which represents 0.1% of the Portfolio's net assets. Transactions in such investments by the Portfolio for the year ended December 31, 2025 were as follows:
Name	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Dividend income	Shares, end of period
Short-Term Investments
Liquidity Fund	$2,531,254	$326,891,633	$(326,576,715)	$ —	$ —	$2,846,172	$880,985	2,846,172
8  Fair Value Measurements
Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.
•	Level 1 – quoted prices in active markets for identical investments
•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including a fund's own assumptions in determining the fair value of investments)
In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
At December 31, 2025, the hierarchy of inputs used in valuing the Portfolio's investments, which are carried at fair value, were as follows:
Asset Description	Level 1	Level 2	Level 3	Total
Common Stocks	$6,638,648,158*	$ —	$ —	$6,638,648,158
Short-Term Investments	2,846,172	—	—	2,846,172
Total Investments	$ 6,641,494,330	$ —	$ —	$6,641,494,330
*	The level classification by major category of investments is the same as the category presentation in the Portfolio of Investments.

Tax-Managed Growth Portfolio
December 31, 2025
Report of Independent Registered Public Accounting Firm

To the Trustees and Investors of Tax-Managed Growth Portfolio:
Opinion on the Financial Statements and Financial Highlights
We have audited the accompanying statement of assets and liabilities of Tax-Managed Growth Portfolio (the “Portfolio”), including the portfolio of investments, as of December 31, 2025, the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended, and the related notes (collectively referred to as the “financial statements and financial highlights”). In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Portfolio as of December 31, 2025, and the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements and financial highlights are the responsibility of the Portfolio’s management. Our responsibility is to express an opinion on the Portfolio’s financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Portfolio in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB and in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Portfolio is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Portfolio’s internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of securities owned as of December 31, 2025, by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
/s/ Deloitte & Touche LLP
Boston, Massachusetts
February 23, 2026
We have served as the auditor of one or more Eaton Vance investment companies since 1959.

ETTGX-NCSR    12.31.25

Parametric
Commodity Strategy Fund
Annual Financial Statements and
Additional Information
December 31, 2025

This report must be preceded or accompanied by a current summary prospectus or prospectus. Before investing, investors should consider carefully the investment objective, risks, and charges and expenses of a mutual fund. This and other important information is contained in the prospectus and/or statement of additional information, which can be obtained by calling 1-800-260-0761 or from a financial intermediary. Prospective investors should read the prospectus carefully before investing.

Annual Financial Statements and Additional Information December 31, 2025
Parametric
Commodity Strategy Fund
Items 8, 9 and 11 of Form N-CSR are Not Applicable. For Item 10 of Form N-CSR, see Item 7.

Parametric
Commodity Strategy Fund
December 31, 2025
Consolidated Portfolio of Investments

Exchange-Traded Funds — 4.7%
Security	Shares	Value
Commodity Funds — 4.7%
SPDR Gold MiniShares Trust(1)	1,292,000	$ 110,298,039
Total Exchange-Traded Funds (identified cost $44,418,211)		$ 110,298,039

Short-Term Investments — 90.9%
Affiliated Fund — 14.9%
Security	Shares	Value
Morgan Stanley Institutional Liquidity Funds - Government Portfolio, Institutional Class, 3.69%(2)	352,716,844	$ 352,716,844
Total Affiliated Fund (identified cost $352,716,844)		$ 352,716,844

U.S. Treasury Obligations — 76.0%
Security	Principal Amount (000's omitted)	Value
U.S. Treasury Bills:
0.00%, 1/15/26	$50,000	$ 49,936,187
0.00%, 1/22/26	49,100	49,003,210
0.00%, 2/19/26	176,531	175,694,468
0.00%, 5/14/26(3)	85,000	83,918,444
0.00%, 6/11/26	150,000	147,684,555
0.00%, 7/9/26	40,000	39,290,869
0.00%, 9/3/26	28,550	27,904,105
0.00%, 10/1/26	53,728	52,369,823
0.00%, 10/29/26	40,000	38,882,284
U.S. Treasury Inflation-Indexed Bonds, 2.375%, 1/15/27(4)	80,723	81,373,564
U.S. Treasury Inflation-Indexed Notes:(4)
0.125%, 7/15/26	32,300	32,112,227
0.375%, 1/15/27	134,782	133,129,120
U.S. Treasury Notes:
0.75%, 3/31/26	10,035	9,969,532
0.75%, 8/31/26	43,690	42,893,467
0.875%, 9/30/26	33,715	33,052,153
1.125%, 10/31/26	33,728	33,052,173
Security	Principal Amount (000's omitted)	Value
U.S. Treasury Notes: (continued)
1.25%, 11/30/26	$36,825	$ 36,075,243
1.375%, 8/31/26	43,690	43,076,600
1.50%, 8/15/26	80,190	79,180,310
1.625%, 2/15/26	26,358	26,292,995
1.625%, 5/15/26	80,000	79,444,401
1.625%, 9/30/26	16,864	16,625,733
1.625%, 10/31/26	93,728	92,248,875
2.00%, 11/15/26	20,000	19,737,418
2.125%, 5/31/26	30,000	29,823,332
2.25%, 3/31/26	30,000	29,903,084
2.375%, 4/30/26	30,000	29,890,289
3.75%, 8/31/26	40,000	40,045,631
4.125%, 10/31/26	60,000	60,261,179
4.375%, 7/31/26	41,350	41,545,229
4.625%, 2/28/26	39,537	39,589,959
4.625%, 9/15/26	33,715	33,963,530
4.875%, 5/31/26	75,000	75,396,569
Total U.S. Treasury Obligations (identified cost $1,801,607,716)		$1,803,366,558
Total Short-Term Investments (identified cost $2,154,324,560)		$2,156,083,402
Total Investments — 95.6% (identified cost $2,198,742,771)		$2,266,381,441
Other Assets, Less Liabilities — 4.4%		$ 104,355,007
Net Assets — 100.0%		$2,370,736,448
The percentage shown for each investment category in the Consolidated Portfolio of Investments is based on net assets.
(1)	Non-income producing security.
(2)	May be deemed to be an affiliated investment company (see Note 10). The rate shown is the annualized seven-day yield as of December 31, 2025.
(3)	Security (or a portion thereof) has been pledged as collateral for open futures contracts.
(4)	Inflation-linked security whose principal is adjusted for inflation based on changes in the U.S. Consumer Price Index. Interest is calculated based on the inflation-adjusted principal.

1
See Notes to Consolidated Financial Statements.

Parametric
Commodity Strategy Fund
December 31, 2025
Consolidated Portfolio of Investments — continued

Futures Contracts
Description	Number of Contracts	Position	Expiration Date	Notional Amount	Value/Unrealized Appreciation (Depreciation)
Commodity Futures
Brent Crude Oil	697	Long	2/27/26	$ 42,161,530	$ (1,281,533)
Cocoa	720	Long	3/16/26	43,668,000	(212,084)
Coffee	643	Long	3/19/26	84,092,344	(4,971,297)
Copper	614	Long	3/27/26	87,218,700	8,457,562
Corn	3,892	Long	3/13/26	85,672,650	498,755
Cotton No. 2	1,313	Long	3/9/26	42,193,255	(1,673,906)
Feeder Cattle	125	Long	3/26/26	21,582,813	2,140,838
Gold	133	Long	4/28/26	58,172,870	1,391,256
Kansas Wheat	791	Long	3/13/26	20,358,363	(144,021)
Lean Hogs	1,172	Long	4/15/26	42,145,120	2,138,811
Live Cattle	934	Long	4/30/26	86,749,920	2,871,699
LME Copper	301	Long	1/19/26	93,806,575	13,383,075
LME Copper	310	Long	2/16/26	96,532,760	13,543,400
LME Copper	301	Long	3/16/26	93,614,763	7,347,576
LME Lead	814	Long	1/19/26	40,304,803	(776,759)
LME Lead	813	Long	2/16/26	40,603,253	(847,977)
LME Lead	862	Long	3/16/26	43,265,720	(124,236)
LME Nickel	901	Long	1/19/26	89,445,351	5,792,520
LME Nickel	916	Long	2/16/26	91,179,409	8,339,621
LME Nickel	1,010	Long	3/16/26	100,831,916	10,639,849
LME Primary Aluminum	2,308	Long	1/19/26	171,876,760	14,891,976
LME Primary Aluminum	2,392	Long	2/16/26	178,613,630	8,119,672
LME Primary Aluminum	2,413	Long	3/16/26	180,641,403	5,376,202
LME Tin	115	Long	1/19/26	23,319,700	2,021,343
LME Tin	115	Long	2/16/26	23,343,275	2,788,570
LME Tin	106	Long	3/16/26	21,518,530	(9,735)
LME Zinc	1,084	Long	1/19/26	83,835,476	2,091,847
LME Zinc	1,086	Long	2/16/26	84,437,586	1,617,501
LME Zinc	1,129	Long	3/16/26	88,031,517	1,178,052
Low Sulphur Gasoil	1,375	Long	3/12/26	84,665,625	(3,389,433)
Natural Gas	3,678	Long	12/29/26	172,939,560	(14,826,706)
NY Harbor ULSD	945	Long	2/27/26	83,483,946	(5,438,006)
Palladium	235	Long	3/27/26	38,807,900	5,093,536
Platinum	413	Long	4/28/26	42,212,730	7,409,533
RBOB Gasoline	2,347	Long	2/27/26	171,666,621	(9,514,029)
Robusta Coffee	554	Long	3/25/26	21,877,460	(1,365,052)
Silver	495	Long	3/27/26	174,742,425	53,859,049
Soybean Meal	1,379	Long	3/13/26	41,287,260	(3,155,661)
Soybean Oil	2,879	Long	3/13/26	83,882,544	(3,082,048)
Soybeans	1,613	Long	3/13/26	84,480,875	(6,181,532)
Sugar No. 11	2,518	Long	2/27/26	42,330,602	(3,807,008)
Wheat	1,613	Long	3/13/26	40,889,550	(2,000,916)
White Sugar	1,006	Long	2/13/26	21,503,250	(1,311,634)
2
See Notes to Consolidated Financial Statements.

Parametric
Commodity Strategy Fund
December 31, 2025
Consolidated Portfolio of Investments — continued

Futures Contracts (continued)
Description	Number of Contracts	Position	Expiration Date	Notional Amount	Value/Unrealized Appreciation (Depreciation)
Commodity Futures (continued)
WTI Crude Oil	740	Long	2/20/26	$ 42,342,800	$ (1,134,573)
LME Copper	(301)	Short	1/19/26	(93,806,575)	(13,273,076)
LME Copper	(310)	Short	2/16/26	(96,532,760)	(7,554,003)
LME Copper	(18)	Short	3/16/26	(5,598,225)	(241,425)
LME Lead	(814)	Short	1/19/26	(40,304,803)	968,762
LME Lead	(813)	Short	2/16/26	(40,603,253)	66,062
LME Lead	(13)	Short	3/16/26	(652,499)	(8,024)
LME Nickel	(901)	Short	1/19/26	(89,445,351)	(8,287,878)
LME Nickel	(916)	Short	2/16/26	(91,179,409)	(9,553,065)
LME Nickel	(61)	Short	3/16/26	(6,089,848)	(689,518)
LME Primary Aluminum	(2,308)	Short	1/19/26	(171,876,760)	(7,528,408)
LME Primary Aluminum	(2,392)	Short	2/16/26	(178,613,630)	(5,341,934)
LME Primary Aluminum	(125)	Short	3/16/26	(9,357,719)	(159,281)
LME Tin	(115)	Short	1/19/26	(23,319,700)	(2,773,935)
LME Tin	(115)	Short	2/16/26	(23,343,275)	11,730
LME Tin	(9)	Short	3/16/26	(1,827,045)	117,630
LME Zinc	(1,084)	Short	1/19/26	(83,835,476)	(780,074)
LME Zinc	(1,086)	Short	2/16/26	(84,437,586)	(627,572)
LME Zinc	(40)	Short	3/16/26	(3,118,920)	(43,170)
					$60,046,918
Abbreviations:
LME	– London Metal Exchange
RBOB	– Reformulated Blendstock for Oxygenate Blending
ULSD	– Ultra-Low Sulfur Diesel
WTI	– West Texas Intermediate
3
See Notes to Consolidated Financial Statements.

Parametric
Commodity Strategy Fund
December 31, 2025
Consolidated Statement of Assets and Liabilities

December 31, 2025
Assets
Unaffiliated investments, at value (identified cost $1,846,025,927)	$1,913,664,597
Affiliated investments, at value (identified cost $352,716,844)	352,716,844
Deposits for derivatives collateral — futures contracts	135,279,000
Interest receivable	6,271,377
Dividends receivable from affiliated investments	1,180,549
Receivable for Fund shares sold	4,427,675
Receivable for variation margin on open futures contracts	2,955,195
Trustees' deferred compensation plan	28,502
Total assets	$2,416,523,739
Liabilities
Payable for investments purchased	$36,117,285
Payable for Fund shares redeemed	7,767,299
Payable to affiliates:
Investment adviser and administration fee	1,032,513
Distribution and service fees	27,003
Sub-transfer agency fee	7,283
Trustees' fees	27,125
Trustees' deferred compensation plan	28,502
Accrued expenses	780,281
Total liabilities	$45,787,291
Net Assets	$2,370,736,448
Sources of Net Assets
Paid-in capital	$3,058,977,328
Accumulated loss	(688,240,880)
Net Assets	$2,370,736,448
Class A Shares
Net Assets	$128,311,230
Shares Outstanding	19,595,084
Net Asset Value and Redemption Price Per Share (net assets ÷ shares of beneficial interest outstanding)	$6.55
Maximum Offering Price Per Share (100 ÷ 96.75 of net asset value per share)	$6.77
Class I Shares
Net Assets	$2,242,425,218
Shares Outstanding	338,278,627
Net Asset Value, Offering Price and Redemption Price Per Share (net assets ÷ shares of beneficial interest outstanding)	$6.63
On sales of $100,000 or more, the offering price of Class A shares is reduced.
4
See Notes to Consolidated Financial Statements.

Parametric
Commodity Strategy Fund
December 31, 2025
Consolidated Statement of Operations

Year Ended
December 31, 2025
Investment Income
Dividend income from affiliated investments	$11,336,645
Interest income	66,249,793
Total investment income	$77,586,438
Expenses
Investment adviser and administration fee	$10,380,157
Distribution and service fees:
Class A	304,995
Trustees’ fees and expenses	106,320
Custodian fee	458,627
Transfer and dividend disbursing agent fees	1,597,387
Legal and accounting services	186,455
Printing and postage	247,512
Registration fees	120,350
Miscellaneous	90,951
Total expenses	$13,492,754
Deduct:
Waiver and/or reimbursement of expenses by affiliates	$399,268
Total expense reductions	$399,268
Net expenses	$13,093,486
Net investment income	$64,492,952
Realized and Unrealized Gain (Loss)
Net realized gain (loss):
Investment transactions	$9,547,275
Futures contracts	206,159,070
Net realized gain	$215,706,345
Change in unrealized appreciation (depreciation):
Investments	$38,212,970
Futures contracts	79,069,571
Net change in unrealized appreciation (depreciation)	$117,282,541
Net realized and unrealized gain	$332,988,886
Net increase in net assets from operations	$397,481,838
5
See Notes to Consolidated Financial Statements.

Parametric
Commodity Strategy Fund
December 31, 2025
Consolidated Statements of Changes in Net Assets

	Year Ended December 31,
	2025	2024
Increase (Decrease) in Net Assets
From operations:
Net investment income	$64,492,952	$54,763,088
Net realized gain	215,706,345	73,963,436
Net change in unrealized appreciation (depreciation)	117,282,541	(11,595,491)
Net increase in net assets from operations	$397,481,838	$117,131,033
Distributions to shareholders:
Class A	$(15,204,405)	$(5,553,726)
Class I	(274,304,019)	(71,170,731)
Total distributions to shareholders	$(289,508,424)	$(76,724,457)
Transactions in shares of beneficial interest:
Class A	$5,838,522	$5,590,785
Class I	826,691,071	182,480,159
Net increase in net assets from Fund share transactions	$832,529,593	$188,070,944
Net increase in net assets	$940,503,007	$228,477,520
Net Assets
At beginning of year	$1,430,233,441	$1,201,755,921
At end of year	$2,370,736,448	$1,430,233,441
6
See Notes to Consolidated Financial Statements.

Parametric
Commodity Strategy Fund
December 31, 2025
Consolidated Financial Highlights

	Class A
	Year Ended December 31,
	2025	2024	2023	2022	2021
Net asset value — Beginning of year	$6.09	$5.86	$6.37	$6.26	$5.51
Income (Loss) From Operations
Net investment income (loss)(1)	$0.21	$0.24	$0.21	$0.06	$(0.05)
Net realized and unrealized gain (loss)	1.12	0.32	(0.52)	0.99	1.66
Total income (loss) from operations	$1.33	$0.56	$(0.31)	$1.05	$1.61
Less Distributions
From net investment income	$(0.87)	$(0.33)	$(0.20)	$(0.94)	$(0.86)
Total distributions	$(0.87)	$(0.33)	$(0.20)	$(0.94)	$(0.86)
Net asset value — End of year	$6.55	$6.09	$5.86	$6.37	$6.26
Total Return(2)	22.09%	9.69%	(4.86)%	17.05%	29.60%
Ratios/Supplemental Data
Net assets, end of year (000's omitted)	$128,311	$113,709	$104,222	$143,687	$92,413
Ratios (as a percentage of average daily net assets):(3)
Total expenses	0.93%	0.93%	0.92%	0.90%	0.91%
Net expenses	0.91%(4)	0.91%(4)	0.92%(4)	0.90%(4)	0.91%
Net investment income (loss)	3.13%	3.88%	3.38%	0.81%	(0.71)%
Portfolio Turnover	17%	0%	0%	20%	0%
(1)	Computed using average shares outstanding.
(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges, if any.
(3)	Total expenses do not reflect amounts reimbursed and/or waived by the adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.
(4)	Includes a reduction by the investment adviser of a portion of its adviser and administration fee due to the Fund’s investment in the Liquidity Fund (equal to 0.02%, 0.02%, less than 0.01% and less than 0.005% of average daily net assets for the years ended December 31, 2025, 2024, 2023 and 2022, respectively).
7
See Notes to Consolidated Financial Statements.

Parametric
Commodity Strategy Fund
December 31, 2025
Consolidated Financial Highlights — continued

	Class I
	Year Ended December 31,
	2025	2024	2023	2022	2021
Net asset value — Beginning of year	$6.16	$5.92	$6.44	$6.31	$5.55
Income (Loss) From Operations
Net investment income (loss)(1)	$0.23	$0.26	$0.23	$0.08	$(0.03)
Net realized and unrealized gain (loss)	1.12	0.33	(0.53)	1.01	1.66
Total income (loss) from operations	$1.35	$0.59	$(0.30)	$1.09	$1.63
Less Distributions
From net investment income	$(0.88)	$(0.35)	$(0.22)	$(0.96)	$(0.87)
Total distributions	$(0.88)	$(0.35)	$(0.22)	$(0.96)	$(0.87)
Net asset value — End of year	$6.63	$6.16	$5.92	$6.44	$6.31
Total Return(2)	22.29%	10.03%	(4.69)%	17.56%	29.80%
Ratios/Supplemental Data
Net assets, end of year (000’s omitted)	$2,242,425	$1,316,525	$1,097,534	$1,625,468	$1,360,085
Ratios (as a percentage of average daily net assets):(3)
Total expenses	0.68%	0.68%	0.67%	0.65%	0.66%
Net expenses	0.66%(4)	0.66%(4)	0.67%(4)	0.65%(4)	0.66%
Net investment income (loss)	3.35%	4.12%	3.63%	1.02%	(0.46)%
Portfolio Turnover	17%	0%	0%	20%	0%
(1)	Computed using average shares outstanding.
(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.
(3)	Total expenses do not reflect amounts reimbursed and/or waived by the adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.
(4)	Includes a reduction by the investment adviser of a portion of its adviser and administration fee due to the Fund’s investment in the Liquidity Fund (equal to 0.02%, 0.02%, less than 0.01% and less than 0.005% of average daily net assets for the years ended December 31, 2025, 2024, 2023 and 2022, respectively).
8
See Notes to Consolidated Financial Statements.

Parametric
Commodity Strategy Fund
December 31, 2025
Notes to Consolidated Financial Statements

1  Significant Accounting Policies
Parametric Commodity Strategy Fund (the Fund) is a diversified series of Eaton Vance Mutual Funds Trust (the Trust). The Trust is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. The Fund’s investment objective is to seek total return. The Fund offers two classes of shares. Class A shares are generally sold subject to a sales charge imposed at time of purchase. Class A shares are offered at net asset value to shareholders who owned Investor Class shares, which were redesignated as Class A shares on April 29, 2022, and only for such shareholders’ accounts established prior to such date. Class I shares are sold at net asset value and are not subject to a sales charge. Each class represents a pro rata interest in the Fund, but votes separately on class-specific matters and (as noted below) is subject to different expenses. Realized and unrealized gains and losses and net investment income and losses, other than class-specific expenses, are allocated daily to each class of shares based on the relative net assets of each class to the total net assets of the Fund. Each class of shares differs in its distribution plan and certain other class-specific expenses.
The Fund seeks to gain exposure to the commodity markets, in whole or in part, through investments in PSC Commodity Subsidiary, Ltd. (the Subsidiary), a wholly-owned subsidiary of the Fund organized under the laws of the Cayman Islands with the same objective and investment policies and restrictions as the Fund. The Fund may invest up to 25% of its total assets in the Subsidiary. The net assets of the Subsidiary at December 31, 2025 were $528,879,884 or 22.3% of the Fund’s consolidated net assets. The accompanying consolidated financial statements include the accounts of the Subsidiary. Intercompany balances and transactions have been eliminated in consolidation.
The following is a summary of significant accounting policies of the Fund. The policies are in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP). The Fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946.
A  Investment Valuation—The following methodologies are used to determine the market value or fair value of investments.
Debt Obligations. Debt obligations are generally valued on the basis of valuations provided by third party pricing services, as derived from such services’ pricing models. Inputs to the models may include, but are not limited to, reported trades, executable bid and ask prices, broker/dealer quotations, prices or yields of securities with similar characteristics, interest rates, anticipated prepayments, benchmark curves or information pertaining to the issuer, as well as industry and economic events. The pricing services may use a matrix approach, which considers information regarding securities with similar characteristics to determine the valuation for a security. Short-term debt obligations purchased with a remaining maturity of sixty days or less for which a valuation from a third party pricing service is not readily available may be valued at amortized cost, which approximates fair value.
Equity Securities. Equity securities (exchange-traded funds) listed on a U.S. securities exchange generally are valued at the last sale or closing price on the day of valuation or, if no sales took place on such date, at the mean between the closing bid and ask prices on the exchange where such securities are principally traded. Equity securities listed on the NASDAQ National Market System are valued at the NASDAQ official closing price. Unlisted or listed securities for which closing sales prices or closing quotations are not available are valued at the mean between the latest available bid and ask prices.
Derivatives. Futures contracts are valued at the closing settlement price established by the board of trade or exchange on which they are traded.
Other. Investments in management investment companies (including money market funds) that do not trade on an exchange are valued at the net asset value as of the close of each business day.
Fair Valuation. In connection with Rule 2a-5 of the 1940 Act, the Trustees have designated the Fund’s investment adviser as its valuation designee. Investments for which valuations or market quotations are not readily available or are deemed unreliable are valued by the investment adviser, as valuation designee, at fair value using methods that most fairly reflect the security’s “fair value”, which is the amount that the Fund might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies or entities, quotations or relevant information obtained from broker/dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s or entity’s financial statements, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.
B  Investment Transactions—Investment transactions for financial statement purposes are accounted for on a trade date basis. Realized gains and losses on investments sold are determined on the basis of identified cost.
C  Income—Interest income is recorded on the basis of interest accrued, adjusted for amortization of premium or accretion of discount. Inflation adjustments to the principal amount of inflation-adjusted bonds and notes are reflected as interest income. Deflation adjustments to the principal amount of an inflation-adjusted bond or note are reflected as reductions to interest income to the extent of interest income previously recorded on such bond or note. Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities.
D  Federal and Other Taxes—The Fund’s policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its net investment income, and all or substantially all of its net realized capital gains. Accordingly, no provision for federal income or excise tax is necessary.
9

Parametric
Commodity Strategy Fund
December 31, 2025
Notes to Consolidated Financial Statements — continued

The Subsidiary is treated as a controlled foreign corporation under the Internal Revenue Code and is not expected to be subject to U.S. federal income tax. The Fund is treated as a U.S. shareholder of the Subsidiary. As a result, the Fund is required to include in gross income for U.S. federal tax purposes all of the Subsidiary’s income, whether or not such income is distributed by the Subsidiary. If a net loss is realized by the Subsidiary, such loss is not generally available to offset the income earned by the Fund.
As of December 31, 2025, the Fund had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. The Fund files a U.S. federal income tax return annually after its fiscal year-end, which is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.
During this reporting period, the Fund adopted FASB Accounting Standards Update No. 2023-09, Income Taxes (Topic 740): Improvements to Income Tax Disclosures (ASU 2023-09), which requires annual disclosure of the amount of income taxes paid (net of refunds received) disaggregated by federal, state, and foreign taxes, and further disaggregated by individual jurisdiction in which income taxes paid is equal to or greater than 5% of total income taxes paid.
The adoption of ASU 2023-09 did not result in any changes to the Fund’s financial statement presentation or disclosure.
E  Expenses—The majority of expenses of the Trust are directly identifiable to an individual fund. Expenses which are not readily identifiable to a specific fund are allocated taking into consideration, among other things, the nature and type of expense and the relative size of the funds.
F  Use of Estimates—The preparation of the consolidated financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the consolidated financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.
G  Indemnifications — Under the Trust’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Fund. Under Massachusetts law, if certain conditions prevail, shareholders of a Massachusetts business trust (such as the Trust) could be deemed to have personal liability for the obligations of the Trust. However, the Trust’s Declaration of Trust contains an express disclaimer of liability on the part of Fund shareholders and the By-laws provide that the Trust shall assume, upon request by the shareholder, the defense on behalf of any Fund shareholders. Moreover, the By-laws also provide for indemnification out of Fund property of any shareholder held personally liable solely by reason of being or having been a shareholder for all loss or expense arising from such liability. Additionally, in the normal course of business, the Fund enters into agreements with service providers that may contain indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.
H  Futures Contracts—Upon entering into a futures contract, the Fund is required to deposit with the broker, either in cash or securities, an amount equal to a certain percentage of the contract amount (initial margin). Subsequent payments, known as variation margin, are made or received by the Fund each business day (except for futures contracts traded on the London Metal Exchange, which make payments at contract expiration), depending on the daily fluctuations in the value of the underlying security, commodity or currency, and are recorded as unrealized gains or losses by the Fund. Gains (losses) are realized upon the expiration or closing of the futures contracts. Should market conditions change unexpectedly, the Fund may not achieve the anticipated benefits of the futures contracts and may realize a loss. Futures contracts have minimal counterparty risk as they are exchange traded and the clearinghouse for the exchange is substituted as the counterparty, guaranteeing counterparty performance.
I  Segment Reporting—The Fund operates as a single reportable segment, an investment company whose investment objective(s) is included in Note 1. The Fund’s President acts as the Fund's Chief Operating Decision Maker (CODM), who is responsible for assessing the performance of the Fund's single segment and deciding how to allocate the segment’s resources. To perform this function, the CODM reviews the information in the Fund’s financial statements.
2  Distributions to Shareholders and Income Tax Information
It is the present policy of the Fund to make at least one distribution annually (normally in December) of all or substantially all of its net investment income and to distribute annually all or substantially all of its net realized capital gains. Distributions to shareholders are recorded on the ex-dividend date. Distributions are declared separately for each class of shares. Shareholders may reinvest income and capital gain distributions in additional shares of the same class of the Fund at the net asset value as of the ex-dividend date or, at the election of the shareholder, receive distributions in cash. Distributions to shareholders are determined in accordance with income tax regulations, which may differ from U.S. GAAP. As required by U.S. GAAP, only distributions in excess of tax basis earnings and profits are reported in the financial statements as a return of capital. Permanent differences between book and tax accounting relating to distributions are reclassified to paid-in capital. For tax purposes, distributions from short-term capital gains are considered to be from ordinary income.
10

Parametric
Commodity Strategy Fund
December 31, 2025
Notes to Consolidated Financial Statements — continued

The tax character of distributions declared for the years ended December 31, 2025 and December 31, 2024 was as follows:
	Year Ended December 31,
	2025	2024
Ordinary income	$289,508,424	$76,724,457
During the year ended December 31, 2025, accumulated loss was increased by $257,338,416 and paid-in capital was increased by $257,338,416 due to the Fund’s use of equalization accounting and differences between book and tax accounting for the Fund’s investment in the Subsidiary. Tax equalization accounting allows the Fund to treat as a distribution that portion of redemption proceeds representing a redeeming shareholder’s portion of undistributed taxable income and net capital gains. These reclassifications had no effect on the net assets or net asset value per share of the Fund.
As of December 31, 2025, the components of distributable earnings (accumulated loss) on a tax basis were as follows:
Undistributed ordinary income	$ 30,249,052
Deferred capital losses	(37,414,108)
Net unrealized depreciation	(681,075,824)
Accumulated loss	$(688,240,880)
At December 31, 2025, the Fund, for federal income tax purposes, had deferred capital losses of $37,414,108 which would reduce its taxable income arising from future net realized gains on investment transactions, if any, to the extent permitted by the Internal Revenue Code, and thus would reduce the amount of distributions to shareholders, which would otherwise be necessary to relieve the Fund of any liability for federal income or excise tax. The deferred capital losses are treated as arising on the first day of the Fund's next taxable year and retain the same short-term or long-term character as when originally deferred. Of the deferred capital losses at December 31, 2025, $37,414,108 are short-term.
The cost and unrealized appreciation (depreciation) of investments of the Fund, including open derivative contracts and the Fund's investment in the Subsidiary, at December 31, 2025, as determined on a federal income tax basis, were as follows:
Aggregate cost	$2,482,727,847
Gross unrealized appreciation	$731,094,071
Gross unrealized depreciation	(808,772,798)
Net unrealized depreciation	$(77,678,727)
3  Investment Adviser and Administration Fee and Other Transactions with Affiliates
The investment adviser and administration fee is earned by Eaton Vance Management (EVM), an indirect, wholly-owned subsidiary of Morgan Stanley, as compensation for investment advisory and administrative services rendered to the Fund and the Subsidiary. The investment adviser and adminstration fee is computed at an annual rate as a percentage of the Fund’s consolidated average daily net assets as follows and is payable monthly:
Consolidated Average Daily Net Assets	Annual Fee Rate
Up to $1 billion	0.550%
$1 billion but less than $2.5 billion	0.525%
$2.5 billion but less than $5 billion	0.505%
$5 billion and over	0.490%
For the year ended December 31, 2025, the investment adviser and administration fee amounted to $10,380,157 or 0.54% of the Fund’s consolidated average daily net assets. Pursuant to an investment sub-advisory agreement, EVM has delegated the investment management of the Fund to Parametric Portfolio Associates LLC (Parametric), an affiliate of EVM and an indirect, wholly-owned subsidiary of Morgan Stanley. EVM pays Parametric a portion of its investment adviser and administration fee for sub-advisory services provided to the Fund.
11

Parametric
Commodity Strategy Fund
December 31, 2025
Notes to Consolidated Financial Statements — continued

The Fund may invest in a money market fund, the Institutional Class of the Morgan Stanley Institutional Liquidity Funds - Government Portfolio (the “Liquidity Fund”), an open-end management investment company managed by Morgan Stanley Investment Management Inc., a wholly-owned subsidiary of Morgan Stanley. The investment adviser fee paid by the Fund is reduced by an amount equal to its pro rata share of the advisory and administration fees paid by the Fund due to its investment in the Liquidity Fund. For the year ended December 31, 2025, the investment adviser and administration fee paid was reduced by $399,268 relating to the Fund’s investment in the Liquidity Fund.
EVM provides sub-transfer agency and related services to the Fund pursuant to a Sub-Transfer Agency Support Services Agreement. For the year ended December 31, 2025, EVM earned $26,574 from the Fund pursuant to such agreement, which is included in transfer and dividend disbursing agent fees on the Consolidated Statement of Operations. The Fund was informed that Eaton Vance Distributors, Inc. (EVD), an affiliate of EVM and the Fund's principal underwriter, received $4,549 as its portion of the sales charge on sales of Class A shares for the year ended December 31, 2025. EVD also received distribution and service fees from Class A shares (see Note 4).
Trustees and officers of the Fund who are members of EVM’s organization receive remuneration for their services to the Fund out of the investment adviser and administration fee. Trustees of the Fund who are not affiliated with EVM may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. Certain officers and Trustees of the Fund are officers of the above organizations.
4  Distribution Plan
The Fund has in effect a distribution plan for Class A shares (Class A Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class A Plan, the Fund pays EVD a distribution and service fee of 0.25% per annum of its average daily net assets attributable to Class A shares for distribution services and facilities provided to the Fund by EVD, as well as for personal services and/or the maintenance of shareholder accounts. Distribution and service fees paid or accrued to EVD for the year ended December 31, 2025 amounted to $304,995 for Class A shares.
Distribution and service fees are subject to the limitations contained in the Financial Industry Regulatory Authority Rule 2341(d).
5  Contingent Deferred Sales Charges
Class A shares may be subject to a 0.75% contingent deferred sales charge (CDSC) if redeemed within 12 months of purchase (depending on the circumstances of purchase). Redemptions of Class A shares by former Investor Class shareholders are not subject to a CDSC. Generally, the CDSC is based upon the lower of the net asset value at date of redemption or date of purchase. No charge is levied on shares acquired by reinvestment of dividends or capital gain distributions. For the year ended December 31, 2025, the Fund was informed that EVD received no CDSCs paid by Class A shareholders.
6  Purchases and Sales of Investments
Purchases and sales of investments, other than short-term obligations and including maturities, for the year ended December 31, 2025 were as follows:
	Purchases	Sales
Investments (non-U.S. Government)	$ —	$19,226,736
U.S. Government and Agency Securities	214,413,089	—
	$214,413,089	$19,226,736
12

Parametric
Commodity Strategy Fund
December 31, 2025
Notes to Consolidated Financial Statements — continued

7  Shares of Beneficial Interest
The Fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Such shares may be issued in a number of different series (such as the Fund) and classes. Transactions in Fund shares were as follows:
	Year Ended December 31, 2025		Year Ended December 31, 2024
	Shares	Amount	Shares	Amount
Class A
Sales	5,158,023	$ 34,144,222	7,263,005	$ 45,214,131
Issued to shareholders electing to receive payments of distributions in Fund shares	2,344,996	15,031,426	910,471	5,462,829
Redemptions	(6,564,965)	(43,337,126)	(7,287,860)	(45,086,175)
Net increase	938,054	$ 5,838,522	885,616	$ 5,590,785
Class I
Sales	158,575,866	$1,059,541,579	84,987,814	$538,279,756
Issued to shareholders electing to receive payments of distributions in Fund shares	41,023,726	266,243,980	11,414,673	69,172,916
Redemptions	(75,082,631)	(499,094,488)	(67,939,231)	(424,972,513)
Net increase	124,516,961	$ 826,691,071	28,463,256	$182,480,159
8  Financial Instruments
The Fund may trade in financial instruments with off-balance sheet risk in the normal course of its investing activities. These financial instruments may include futures contracts and may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes. The notional or contractual amounts of these instruments represent the investment the Fund has in particular classes of financial instruments and do not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered. A summary of obligations under these financial instruments at December 31, 2025 is included in the Consolidated Portfolio of Investments. At December 31, 2025, the Fund had sufficient cash and/or securities to cover commitments under these contracts.
The Fund is subject to commodity risk in the normal course of pursuing its investment objective. Commodity risk is the risk that the value of a commodity or commodity index will fluctuate based on increases or decreases in the commodities market and factors specific to a particular industry or commodity. The Fund invests primarily in commodities-linked derivative investments, including commodity futures contracts, and in commodity exchange-traded funds that provide exposure to the investment returns of the commodities markets, without investing directly in physical commodities.
The fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) and whose primary underlying risk exposure is commodity risk at December 31, 2025 was as follows:
Fair Value
Derivative	Asset Derivative	Liability Derivative
Futures contracts	$182,156,427(1)	$(122,109,509)(1)
(1)	Amount represents cumulative unrealized appreciation or (depreciation) on futures contracts. Only the variation margin on open futures contracts is reported within the Consolidated Statement of Assets and Liabilities as Receivable or Payable for variation margin on open futures contracts, as applicable.
13

Parametric
Commodity Strategy Fund
December 31, 2025
Notes to Consolidated Financial Statements — continued

The effect of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) on the Consolidated Statement of Operations and whose primary underlying risk exposure is commodity risk for the year ended December 31, 2025 was as follows:
Derivative	Realized Gain (Loss) on Derivatives Recognized in Income	Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Futures contracts	$206,159,070(1)	$79,069,571(2)
(1)	Consolidated Statement of Operations location: Net realized gain (loss) - Futures contracts.
(2)	Consolidated Statement of Operations location: Change in unrealized appreciation (depreciation) - Futures contracts.
The average notional cost of futures contracts outstanding during the year ended December 31, 2025, which is indicative of the volume of this derivative type, was approximately as follows:
Futures Contracts — Long	Futures Contracts — Short
$2,543,950,000	$750,266,000
9  Line of Credit
The Fund participates with other portfolios and funds managed by EVM and its affiliates in a $650 million unsecured revolving line of credit agreement with a group of banks, which is in effect through October 20, 2026. Borrowings are made by the Fund solely for temporary purposes related to redemptions and other short-term cash needs. Interest is charged to the Fund based on its borrowings generally at an amount above either the Secured Overnight Financing Rate (SOFR) or Federal Funds rate. In addition, a fee computed at an annual rate of 0.15% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. In connection with the renewal of the agreement in October 2025, an arrangement fee of $150,000 was incurred that was allocated to the participating portfolios and funds. Because the line of credit is not available exclusively to the Fund, it may be unable to borrow some or all of its requested amounts at any particular time. The Fund did not have any significant borrowings or allocated fees during the year ended December 31, 2025.
10  Affiliated Investments
At December 31, 2025, the value of the Fund's investment in funds that may be deemed to be affiliated was $352,716,844, which represents 14.9% of the Fund's net assets. Transactions in such investments by the Fund for the year ended December 31, 2025 were as follows:
Name	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Dividend income	Shares, end of period
Short-Term Investments
Liquidity Fund	$60,222,366	$3,347,253,787	$(3,054,759,309)	$ —	$ —	$352,716,844	$11,336,645	352,716,844
11  Fair Value Measurements
Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.
•	Level 1 – quoted prices in active markets for identical investments
•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including a fund's own assumptions in determining the fair value of investments)
14

Parametric
Commodity Strategy Fund
December 31, 2025
Notes to Consolidated Financial Statements — continued

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
At December 31, 2025, the hierarchy of inputs used in valuing the Fund’s investments and open derivative instruments, which are carried at fair value, were as follows:
Asset Description	Level 1	Level 2	Level 3	Total
Exchange-Traded Funds	$ 110,298,039	$ —	$ —	$ 110,298,039
Short-Term Investments:
Affiliated Fund	352,716,844	—	—	352,716,844
U.S. Treasury Obligations	—	1,803,366,558	—	1,803,366,558
Total Investments	$463,014,883	$1,803,366,558	$—	$2,266,381,441
Futures Contracts	$ 182,156,427	$ —	$ —	$ 182,156,427
Total	$645,171,310	$1,803,366,558	$—	$2,448,537,868
Liability Description
Futures Contracts	$(122,109,509)	$ —	$ —	$ (122,109,509)
Total	$(122,109,509)	$ —	$ —	$ (122,109,509)
12  Risks and Uncertainties
Risks Associated with Commodities
The commodities which underlie commodity-linked derivatives in which the Fund invests may be subject to additional economic and non-economic variables, such as drought, floods, weather, livestock disease, embargoes, tariffs, and international economic, political and regulatory developments. These factors may have a larger impact on commodity prices and commodity-linked instruments than on traditional securities. Certain commodities are also subject to limited pricing flexibility because of supply and demand factors. Others are subject to broad price fluctuations as a result of the volatility of the prices for certain raw materials and the instability of supplies of other materials. These additional variables may create additional investment risks which subject the Fund’s investments to greater volatility than investments in traditional securities.
15

Parametric
Commodity Strategy Fund
December 31, 2025
Report of Independent Registered Public Accounting Firm

To the Trustees of Eaton Vance Mutual Funds Trust and Shareholders of Parametric Commodity Strategy Fund:
Opinion on the Financial Statements and Financial Highlights
We have audited the accompanying consolidated statement of assets and liabilities of Parametric Commodity Strategy Fund and subsidiary (the “Fund"), one of the funds constituting Eaton Vance Mutual Funds Trust, including the consolidated portfolio of investments, as of December 31, 2025, the related consolidated statement of operations for the year then ended, the consolidated statements of changes in net assets for each of the two years in the period then ended, the consolidated financial highlights for each of the five years in the period then ended, and the related notes (collectively referred to as the “financial statements and financial highlights”). In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Fund as of December 31, 2025, and the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on the Fund's financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of securities owned as of December 31, 2025, by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
/s/ Deloitte & Touche LLP
Boston, Massachusetts
February 23, 2026
We have served as the auditor of one or more Eaton Vance investment companies since 1959.
16

Parametric
Commodity Strategy Fund
December 31, 2025
Federal Tax Information (Unaudited)

The Form 1099-DIV you received in February 2026 showed the tax status of all distributions paid to your account in calendar year 2025. Shareholders are advised to consult their own tax adviser with respect to the tax consequences of their investment in the Fund.
17

This Page Intentionally Left Blank

EAPCX-NCSR    12.31.25

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies

Not applicable.

Item 9. Proxy Disclosures for Open-End Management Investment Companies

Not applicable.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies

The information is disclosed as part of the Financial Statements included in Item 7 of this Form N-CSR.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract

Not applicable.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 13. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 15. Submission of Matters to a Vote of Security Holders

There have been no material changes to the procedures by which shareholders may recommend nominee to the Fund’s Board of Trustees since the Fund last provided disclosure in response to this item.

Item 16. Controls and Procedures

(a)

It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b)

There have been no changes in the registrant’s internal control over financial reporting during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable.

Item 18. Recovery of Erroneously Awarded Compensation

Not applicable.

Item 19. Exhibits

(a)(1)	Registrant’s Code of Ethics – Not applicable (please see Item 2).

(a)(2)(i)	Principal Financial Officer’s Section 302 certification.

(a)(2)(ii)	Principal Executive Officer’s Section 302 certification.

(b)	Combined Section 906 certification.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Eaton Vance Mutual Funds Trust

By:	/s/ Kenneth A. Topping
Kenneth A. Topping
Principal Executive Officer

Date: February 24, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ James F. Kirchner
James F. Kirchner
Principal Financial Officer

Date: February 24, 2026

By:	/s/ Kenneth A. Topping
Kenneth A. Topping
Principal Executive Officer

Date: February 24, 2026